                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-8042

                      (Investment Company Act File Number)

                           Federated Insurance Series
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/04

               Date of Reporting Period: Six months ended 6/30/04

Item 1.        Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated American Leaders Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$19.10	$15.21	$19.25	$20.52	$20.82	$21.68
Income From Investment Operations:
Net investment income	0.14	0.28	0.22 [1]	0.19	0.27	0.19
Net realized and unrealized gain (loss) on investments	0.39	3.86	(4.07)	(1.07)	0.19	1.19

TOTAL FROM INVESTMENT OPERATIONS	0.53	4.14	(3.85)	(0.88)	0.46	1.38

Less Distributions:
Distributions from net investment income	(0.27)	(0.25)	(0.19)	(0.27)	(0.19)	(0.20)
Distributions from net realized gain on investments	--	--	--	(0.12)	(0.57)	(2.04)

TOTAL FROM DISTRIBUTIONS	(0.27)	(0.25)	(0.19)	(0.39)	(0.76)	(2.24)

Net Asset Value, End of Period	$19.36	$19.10	$15.21	$19.25	$20.52	$20.82

Total Return[2]	2.82%	27.69%	(20.21)%	(4.21)%	2.38%	6.67%

Ratios to Average Net Assets:

Expenses	0.90%[3,4]	0.90%[3]	0.88%[3]	0.87%[3]	0.87%	0.88%

Net investment income	1.32%[4]	1.53%	1.28%	0.94%	1.38%	0.95%

Expense waiver/reimbursement[5]	0.02%[4]	0.00%[6]	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$332,135	$348,559	$313,659	$455,968	$485,612	$477,426

Portfolio turnover	14%	36%	24%	27%	38%	29%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.89%, 0.89%, 0.87%, and 0.86%, for the six months ended June 30, 2004, years ended December 31, 2003, December 31, 2002, and December 31, 2001, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights --Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003	Period Ended 12/31/2002 [1]
Net Asset Value, Beginning of Period	$19.05	$15.21	$18.28
Income From Investment Operations:
Net investment income	0.12	0.26	0.14 [2]
Net realized and unrealized gain (loss) on investments	0.39	3.83	(3.21)

TOTAL FROM INVESTMENT OPERATIONS	0.51	4.09	(3.07)

Less Distributions:
Distributions from net investment income	(0.25)	(0.25)	--

Net Asset Value, End of Period	$19.31	$19.05	$15.21

Total Return[3]	2.74%	27.32%	(16.79)%

Ratios to Average Net Assets:

Expenses	1.14%[4,5]	1.15%[5]	1.13%[4,5]

Net investment income	1.07%[4]	1.20%	1.35%[4]

Expense waiver/reimbursement[6]	0.02%[4]	0.00%[7]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$5,841	$3,697	$352

Portfolio turnover	14%	36%	24%[8]

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.14%, 1.14%, and 1.12% for the six months ended June 30, 2004, year ended December 31, 2003, and the period ended December 31, 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--99.5%
		Consumer Discretionary--13.5%
46,000		Federated Department Stores, Inc.	$2,258,600
281,370		Ford Motor Co.	4,403,440
169,600		Gap (The), Inc.	4,112,800
35,227		General Motors Corp.	1,641,226
143,700		Home Depot, Inc.	5,058,240
244,100	[1]	Interpublic Group Cos., Inc.	3,351,493
102,800		Johnson Controls, Inc.	5,487,464
143,600		Koninklijke (Royal) Philips Electronics NV, ADR	3,905,920
180,100		News Corp. Ltd., PFD ADR	5,921,688
123,478		Viacom, Inc., Class B	4,410,634
202,800		Walt Disney Co.	5,169,372

		TOTAL	45,720,877

		Consumer Staples--3.3%
141,000		Altria Group, Inc.	7,057,050
189,300		Tyson Foods, Inc., Class A	3,965,835

		TOTAL	11,022,885

		Energy--10.5%
111,100		BP PLC, ADR	5,951,627
87,600		ChevronTexaco Corp.	8,244,036
86,600		ConocoPhillips	6,606,714
154,500		Exxon Mobil Corp.	6,861,345
129,300		Halliburton Co.	3,912,618
104,200		Marathon Oil Corp.	3,942,928

		TOTAL	35,519,268

		Financials--31.6%
93,200		AON Corp.	2,653,404
78,800		Ace Ltd.	3,331,664
122,700		Allstate Corp.	5,711,685
86,500		American International Group, Inc.	6,165,720
158,200		Bank of America Corp.	13,386,884
53,000		Bear Stearns Cos., Inc.	4,468,430
58,400		Capital One Financial Corp.	3,993,392
267,900		Citigroup, Inc.	12,457,350
47,500		Fannie Mae	3,389,600
27,700		Freddie Mac	1,753,410
44,300		Goldman Sachs Group, Inc.	4,171,288
71,300		Hartford Financial Services Group, Inc.	4,901,162
293,600		J.P. Morgan Chase & Co.	11,382,872
154,700		MBNA Corp.	3,989,713
131,700		Morgan Stanley	6,949,809
70,100		Nationwide Financial Services, Inc., Class A	2,636,461
232,100		U.S. Bancorp	6,396,676
70,300		Wachovia Corp.	3,128,350
102,900		Wells Fargo & Co.	5,888,967

		TOTAL	106,756,837

Shares			Value
		COMMON STOCKS--continued
		Healthcare--4.0%
29,900		Johnson & Johnson	$1,665,430
112,100		McKesson HBOC, Inc.	3,848,393
103,600		Pfizer, Inc.	3,551,408
201,100	[1]	Tenet Healthcare Corp.	2,696,751
29,400		UnitedHealth Group, Inc.	1,830,150

		TOTAL	13,592,132

		Industrials--14.1%
68,900		Block (H&R), Inc.	3,285,152
396,264		Cendant Corp.	9,700,543
27,000		Eaton Corp.	1,747,980
119,800		Masco Corp.	3,735,364
66,448		Northrop Grumman Corp.	3,568,258
86,400		Pitney Bowes, Inc.	3,823,200
54,400		Textron, Inc.	3,228,640
314,900		Tyco International Ltd.	10,435,786
66,200		Union Pacific Corp.	3,935,590
133,200		Waste Management, Inc.	4,082,580

		TOTAL	47,543,093

		Information Technology--10.4%
103,800	[1]	Applied Materials, Inc.	2,036,556
191,400	[1]	BMC Software, Inc.	3,540,900
51,900	[1]	Computer Sciences Corp.	2,409,717
353,143		Hewlett-Packard Co.	7,451,317
61,600		International Business Machines Corp.	5,430,040
128,000		Microsoft Corp.	3,655,680
159,600		Motorola, Inc.	2,912,700
159,200	[1]	Storage Technology Corp.	4,616,800
124,400	[1]	SunGard Data Systems, Inc.	3,234,400

		TOTAL	35,288,110

		Materials--6.3%
87,300		Air Products & Chemicals, Inc.	4,578,885
123,300		Alcoa, Inc.	4,072,599
82,100		Du Pont (E.I.) de Nemours & Co.	3,646,882
87,700		International Paper Co.	3,920,190
78,400		PPG Industries, Inc.	4,899,216

		TOTAL	21,117,772

		Telecommunication Services--3.5%
60,100		BellSouth Corp.	1,575,822
105,100		SBC Communications, Inc.	2,548,675
172,100		Sprint Corp. (Fon Group)	3,028,960
128,306		Verizon Communications	4,643,394

		TOTAL	11,796,851

Shares			Value
		COMMON STOCKS--continued
		Utilities--2.3%
43,900		FPL Group, Inc.	$2,807,405
59,800		First Energy Corp.	2,237,118
70,400		Public Service Enterprises Group, Inc.	2,818,112

		TOTAL	7,862,635

		TOTAL INVESTMENTS--99.5% (IDENTIFIED COST $278,021,054)[2]	336,220,460

		OTHER ASSETS AND LIABILITIES - NET--0.5%	1,756,132

		TOTAL NET ASSETS--100%	$337,976,592

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $278,021,054.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $278,021,054)		$336,220,460
Income receivable		378,143
Receivable for investments sold		4,938,820
Receivable for shares sold		22,607

TOTAL ASSETS		341,560,030

Liabilities:
Payable for investments purchased	$1,183,342
Payable for shares redeemed	69,688
Payable to bank	2,310,668
Payable for Directors'/Trustees' fees	51
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	3,906
Payable for distribution services fee (Note 5)	1,166
Accrued expenses	14,617

TOTAL LIABILITIES		3,583,438

Net assets for 17,454,222 shares outstanding		$337,976,592

Net Assets Consist of:
Paid-in capital		$295,295,311
Net unrealized appreciation of investments		58,199,406
Accumulated net realized loss on investments		(17,782,440)
Undistributed net investment income		2,264,315

TOTAL NET ASSETS		$337,976,592

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$332,135,147 ÷ 17,151,657 shares outstanding, no par value, unlimited shares authorized		$19.36

Service Shares:
$5,841,445 ÷ 302,565 shares outstanding, no par value, unlimited shares authorized		$19.31

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $23,268)			$3,670,124
Interest			120,854

TOTAL INCOME			3,790,978

Expenses:
Investment adviser fee (Note 5)		$1,290,409
Administrative personnel and services fee (Note 5)		137,554
Custodian fees		11,295
Transfer and dividend disbursing agent fees and expenses (Note 5)		16,640
Directors'/Trustees' fees		1,261
Auditing fees		7,365
Legal fees		2,022
Portfolio accounting fees		44,504
Distribution services fee--Service Shares (Note 5)		5,945
Printing and postage		28,245
Insurance premiums		5,749
Miscellaneous		1,825

TOTAL EXPENSES		1,552,814

Waiver and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(6,449)
Fees paid indirectly for directed brokerage arrangements	(21,077)

TOTAL WAIVERS AND EXPENSE REDUCTION		(27,526)

Net expenses			1,525,288

Net investment income			2,265,690

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			12,289,982
Net change in unrealized appreciation of investments			(4,845,793)

Net realized and unrealized gain on investments			7,444,189

Change in net assets resulting from operations			$9,709,879

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,265,690	$4,826,765
Net realized gain on investments	12,289,982	10,406,926
Net change in unrealized appreciation/depreciation on investments	(4,845,793)	62,910,109

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,709,879	78,143,800

Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(4,765,509)	(4,899,060)
Service Shares	(61,072)	(8,846)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,826,581)	(4,907,906)

Share Transactions:
Proceeds from sale of shares	9,606,127	20,393,237
Net asset value of shares issued to shareholders in payment of distributions declared	4,826,581	4,907,902
Cost of shares redeemed	(33,595,439)	(60,292,239)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,162,731)	(34,991,100)

Change in net assets	(14,279,433)	38,244,794

Net Assets:
Beginning of period	352,256,025	314,011,231

End of period (including undistributed net investment income of $2,264,315 and $4,825,206, respectively)	$337,976,592	$352,256,025

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The primary objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds and fixed-income securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/ accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	380,992	$7,388,578	1,072,274	$17,459,232
Shares issued to shareholders in payment of distributions declared	254,296	4,765,509	330,571	4,899,058
Shares redeemed	(1,735,355)	(33,399,191)	(3,771,323)	(60,199,356)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,100,067)	$(21,245,104)	(2,368,478)	$(37,841,066)

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	115,557	$2,217,549	176,236	$2,934,005
Shares issued to shareholders in payment of distributions declared	3,266	61,072	597	8,844
Shares redeemed	(10,331)	(196,248)	(5,917)	(92,883)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	108,492	$2,082,373	170,916	$2,849,966

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(991,575)	$(19,162,731)	(2,197,562)	$(34,991,100)

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $278,021,054. The net unrealized appreciation of investments for federal tax purposes was $58,199,406. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,544,295 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,344,889.

At December 31, 2003, the Fund had a capital loss carryforward of $29,571,929 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 6,362,009

2010	$23,209,920

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser") receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2004, the Fund's expenses were reduced by $21,077 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$48,210,428

Sales	$67,756,897

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated American Leaders Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916405
Cusip 313916793

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00433-04 (8/04)

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights--Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,			Period Ended
	6/30/2004	2003	2002	2001	12/31/2000 [1]
Net Asset Value, Beginning of Period	$5.46	$4.43	$5.75	$7.67	$10.00
Income From Investment Operations:
Net investment income (loss)	0.01	0.04	0.03	(0.00)[2]	(0.01)
Net realized and unrealized gain (loss) on investments	0.08	1.01	(1.35)	(1.92)	(2.32)

TOTAL FROM INVESTMENT OPERATIONS	0.09	1.05	(1.32)	(1.92)	(2.33)

Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	--	--	--

Net Asset Value, End of Period	$5.52	$5.46	$4.43	$5.75	$ 7.67

Total Return[3]	1.68%	23.92%	(22.96)%	(25.03)%	(23.30)%

Ratios to Average Net Assets:

Expenses	1.03%[4,5]	0.99%	0.91%[5]	0.91%[5]	0.90%[4]

Net investment income (loss)	0.61%[4]	0.93%	0.74%	(0.06)%	(0.18)%[4]

Expense waiver/reimbursement[6]	1.33%[4]	2.04%	3.46%	2.75%	4.31%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$16,870	$15,461	$9,532	$7,060	$7,217

Portfolio turnover	11%	60%	149%	353%	109%

1 Reflects operations for the period from June 19, 2000 (date of initial public investment) to December 31, 2000.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.02%, 0.90%, and 0.90% for the six months ended June 30, 2004, the years ended December 31, 2002 and December 31, 2001, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended	Period Ended
	6/30/2004	12/31/2003	12/31/2002 [1]
Net Asset Value, Beginning of Period	$5.46	$4.43	$5.30
Income From Investment Operations:
Net investment income	0.01	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.08	1.02	(0.88)

TOTAL FROM INVESTMENT OPERATIONS	0.09	1.05	(0.87)

Less Distributions:
Distributions from net investment income	(0.03)	(0.02)	--

Net Asset Value, End of Period	$5.52	$5.46	$4.43

Total Return[2]	1.59%	23.88%	(16.42)%

Ratios to Average Net Assets:

Expenses	1.28%[3,4]	1.24%	1.16%[3,4]

Net investment income	0.36%[3]	0.66%	0.72%[3]

Expense waiver/reimbursement[5]	1.33%[3]	2.04%	5.17%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$7,904	$5,827	$717

Portfolio turnover	11%	60%	149%[6]

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio are 1.27%, and 1.15% for the six months ended June 30, 2004, and the period ended December 31, 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2002.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--96.1%
		Consumer Discretionary--9.0%
4,000		Clear Channel Communications, Inc.	$147,800
9,200		Home Depot, Inc.	323,840
3,800		Johnson Controls, Inc.	202,844
9,300		McDonald's Corp.	241,800
2,700		Nike, Inc., Class B	204,525
2,300		Omnicom Group, Inc.	174,547
6,000		Target Corp.	254,820
8,500		Viacom, Inc., Class B	303,620
15,000		Walt Disney Co.	382,350

		TOTAL	2,236,146

		Consumer Staples--10.9%
8,900		Altria Group, Inc.	445,445
7,000		Coca-Cola Co.	353,360
6,800		Gillette Co.	288,320
11,700	[1]	Kroger Co.	212,940
5,700		PepsiCo, Inc.	307,116
3,800		Procter & Gamble Co.	206,872
8,700		Sara Lee Corp.	200,013
12,800		Wal-Mart Stores, Inc.	675,328

		TOTAL	2,689,394

		Energy--6.6%
2,500		ChevronTexaco Corp.	235,275
2,500		ConocoPhillips	190,725
18,400		Exxon Mobil Corp.	817,144
7,100		Halliburton Co.	214,846
6,400	[1]	Transocean Sedco Forex, Inc.	185,216

		TOTAL	1,643,206

		Financials--16.4%
5,700		Allstate Corp.	265,335
9,500		American International Group, Inc.	677,160
3,900		Bank of America Corp.	330,018
7,100		Bank of New York Co., Inc.	209,308
12,000		Citigroup, Inc.	558,000
3,500		Fannie Mae	249,760
12,300		J.P. Morgan Chase & Co.	476,871
2,500		Lehman Brothers Holdings, Inc.	188,125
7,300		MBNA Corp.	188,267
3,200		Merrill Lynch & Co., Inc.	172,736
6,800		Morgan Stanley	358,836
4,000		Wachovia Corp.	178,000
3,800		Wells Fargo & Co.	217,474

		TOTAL	4,069,890

Shares			Value
		COMMON STOCKS--continued
		Healthcare--13.1%
4,000		Abbott Laboratories	$163,040
6,000		Baxter International, Inc.	207,060
3,560	[1]	Biogen Idec, Inc.	225,170
5,800		Bristol-Myers Squibb Co.	142,100
3,400	[1]	Forest Laboratories, Inc., Class A	192,542
380	[1]	Hospira, Inc.	10,488
5,700		Johnson & Johnson	317,490
2,600		Lilly (Eli) & Co.	181,766
5,800		McKesson HBOC, Inc.	199,114
8,100	[1]	Medimmune, Inc.	189,540
4,000		Medtronic, Inc.	194,880
6,100		Merck & Co., Inc.	289,750
18,120		Pfizer, Inc.	621,154
10,500		Schering Plough Corp.	194,040
3,400		Wyeth	122,944

		TOTAL	3,251,078

		Industrials--13.8%
2,200		Caterpillar, Inc.	174,768
8,400		Cendant Corp.	205,632
5,100		Danaher Corp.	264,435
2,100		Deere & Co.	147,294
2,400		FedEx Corp.	196,056
29,500		General Electric Co.	955,800
4,100		Ingersoll-Rand Co., Class A	280,071
6,700		Masco Corp.	208,906
5,700		Raytheon Co.	203,889
4,200		Textron, Inc.	249,270
9,100		Tyco International Ltd.	301,574
7,500		Waste Management, Inc.	229,875

		TOTAL	3,417,570

		Information Technology--17.7%
8,100	[1]	Advanced Micro Devices, Inc.	128,790
26,000	[1]	Applied Materials, Inc.	510,120
17,200	[1]	Cisco Systems, Inc.	407,640
6,800	[1]	Dell, Inc.	243,576
27,100		Hewlett-Packard Co.	571,810
3,700		IBM Corp.	326,155
20,800		Intel Corp.	574,080
5,200	[1]	KLA-Tencor Corp.	256,776
5,500	[1]	Lam Research Corp.	147,400
3,700		Maxim Integrated Products, Inc.	193,954
30,300		Microsoft Corp.	865,368
13,800	[1]	Oracle Corp.	164,634

		TOTAL	4,390,303

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--3.1%
7,700		Alcoa, Inc.	$254,331
5,400		Du Pont (E.I.) de Nemours & Co.	239,868
6,000		International Paper Co.	268,200

		TOTAL	762,399

		Telecommunication Services--4.7%
10,200		AT&T Corp.	149,226
11,000		BellSouth Corp.	288,420
13,800		SBC Communications, Inc.	334,650
10,700		Verizon Communications	387,233

		TOTAL	1,159,529

		Utilities--0.8%
7,000	[1]	PG&E Corp.	195,580

		TOTAL COMMON STOCKS (IDENTIFIED COST $21,780,096)	23,815,095

		REPURCHASE AGREEMENT--3.8%
$932,000		Interest in $500,000,000 joint repurchase with Greenwich Capital Markets, Inc., 1.60%, dated 6/30/2004, to be repurchased at $932,041 on 7/1/2004 collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236 (AT AMORTIZED COST)	932,000

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $22,712,096)[2]	24,747,095

		OTHER ASSETS AND LIABILITIES - NET--0.1%	26,983

		TOTAL NET ASSETS--100%	$24,774,078

1 Non-income producing security.

2 The cost of investments for federal tax purposes is $22,712,096.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $22,712,096)		$24,747,095
Cash		60
Income receivable		30,770
Receivable for shares sold		24,938

TOTAL ASSETS		24,802,863

Liabilities:
Payable for shares redeemed	$13,575
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	3,770
Payable for distribution services fee (Note 5)	1,595
Payable for auditing fees	6,344
Payable for printing and postage	1,554
Accrued expenses	1,947

TOTAL LIABILITIES		28,785

Net assets for 4,486,402 shares outstanding		$24,774,078

Net Assets Consist of:
Paid-in capital		$27,136,105
Net unrealized appreciation of investments		2,034,999
Accumulated net realized loss on investments		(4,458,461)
Undistributed net investment income		61,435

TOTAL NET ASSETS		$24,774,078

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$16,869,793 ÷ 3,054,498 shares outstanding, no par value, unlimited shares authorized		$5.52

Service Shares:
$7,904,285 ÷ 1,431,904 shares outstanding, no par value, unlimited shares authorized		$5.52

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends			$185,662
Interest			3,395

TOTAL INCOME			189,057

Expenses:
Investment adviser fee (Note 5)		$98,623
Administrative personnel and services fee (Note 5)		94,481
Custodian fees		6,220
Transfer and dividend disbursing agent fees and expenses (Note 5)		16,329
Directors'/Trustees' fees		444
Auditing fees		7,360
Legal fees		2,346
Portfolio accounting fees		27,739
Distribution services fee--Service Shares (Note 5)		8,833
Printing and postage		13,925
Insurance premiums		4,634
Miscellaneous		581

TOTAL EXPENSES		281,515

Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(98,623)
Waiver of administrative personnel and services fee (Note 5)	(17,289)
Reimbursement of other operating expenses (Note 5)	(37,482)
Fees paid indirectly for directed brokerage arrangements	(649)

TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(154,043)

Net expenses			127,472

Net investment income			61,585

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			380,278
Net change in unrealized appreciation of investments			(73,909)

Net realized and unrealized gain on investments			306,369

Change in net assets resulting from operations			$367,954

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,585	$124,852
Net realized gain on investments	380,278	304,730
Net change in unrealized appreciation/depreciation of investments	(73,909)	2,919,950

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	367,954	3,349,532

Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(91,667)	(52,661)
Service Shares	(33,305)	(5,473)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(124,972)	(58,134)

Share Transactions:
Proceeds from sale of shares	4,158,352	9,623,971
Net asset value of shares issued to shareholders in payment of distributions declared	124,971	58,134
Cost of shares redeemed	(1,040,710)	(1,933,918)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,242,613	7,748,187

Change in net assets	3,485,595	11,039,585

Net Assets:
Beginning of period	21,288,483	10,248,898

End of period (including undistributed net investment income of $61,435 and $124,822, respectively)	$24,774,078	$21,288,483

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at their fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Futures contracts have market risks, including the risk that the change in value of the contract may not correlate with changes in the value of the underlying securities.

For the six months ended June 30, 2004, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	301,463	$1,662,786	1,005,155	$4,854,591
Shares issued to shareholders in payment of distributions declared	17,070	91,667	11,941	52,662
Shares redeemed	(96,722)	(532,639)	(334,740)	(1,563,214)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	221,811	1,221,814	682,356	$3,344,039

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	452,599	$2,495,566	982,909	$4,769,380
Shares issued to shareholders in payment of distributions declared	6,202	33,304	1,241	5,472
Shares redeemed	(93,700)	(508,071)	(79,226)	(370,704)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	365,101	$2,020,799	904,924	$4,404,148

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	586,912	$3,242,613	1,587,280	$7,748,187

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $22,712,096. The net unrealized appreciation of investments for federal tax purposes was $2,034,999. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,371,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $336,942.

At December 31, 2003, the Fund had a capital loss carryforward of $4,738,759 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 224,920

2009	$ 3,760,909

2010	$ 752,930

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement (Agreement), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Primary Shares did not incur a distribution fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2004, the Fund's expenses were reduced by $649 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$4,877,084

Sales	$2,498,478

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable Investment Options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Capital Appreciation Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

25669 (8/04)

Federated Investors
World-Class Investment Manager

Federated Equity Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003 [1]	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.13	$ 9.73	$12.49	$14.32	$16.28	$14.15
Income From Investment Operations:
Net investment income	0.14	0.24	0.20	0.23	0.22	0.22 [2]
Net realized and unrealized gain (loss) on investments and option transactions	0.20	2.36	(2.74)	(1.81)	(2.01)	2.32

TOTAL FROM INVESTMENT OPERATIONS	0.34	2.60	(2.54)	(1.58)	(1.79)	2.54

Less Distributions:
Distributions from net investment income	(0.24)	(0.20)	(0.22)	(0.25)	(0.17)	(0.23)
Distributions from net realized gain on investments	--	--	--	--	--	(0.18)

TOTAL DISTRIBUTIONS	(0.24)	(0.20)	(0.22)	(0.25)	(0.17)	(0.41)

Net Asset Value, End of Period	$12.23	$12.13	$ 9.73	$12.49	$14.32	$16.28

Total Return[3]	2.83%	27.27%	(20.74)%	(10.98)%	(11.19)%	18.39%

Ratios to Average Net Assets:

Expenses	1.10%[4,5]	1.15%[5]	1.07%[5]	0.97%	0.95%	0.94%

Net investment income	2.23%[4]	2.18%	1.63%	1.77%	1.67%	1.48%

Expense waiver/reimbursement[6]	0.04%[4]	0.01%	0.01%	0.02%	0.04%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$71,715	$73,904	$61,430	$91,988	$104,934	$87,619

Portfolio turnover	32%	145%	81%	101%	74%	49%

1 During the year ended December 31, 2003, the investment strategy of the fund transitioned from a blended value/growth style to one focused on value.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.10%, 1.14%, and 1.06%, for the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Shares		Value
	COMMON STOCKS--91.2%
	Consumer Discretionary--6.8%
19,800	Delphi Auto Systems Corp.	$211,464
59,300	Limited, Inc.	1,108,910
30,100	Mattel, Inc.	549,325
13,600	Maytag Corp.	333,336
38,100	McDonald's Corp.	990,600
22,900	Newell Rubbermaid, Inc.	538,150
67,700	Pearson PLC, ADR	844,896
7,800	Pier 1 Imports, Inc.	137,982
5,400	Thomson Corp.	180,324

	TOTAL	4,894,987

	Consumer Staples--5.8%
7,600	Albertsons, Inc.	201,704
3,100	Altria Group, Inc.	155,155
20,900	Coca-Cola Co.	1,055,032
8,300	Colgate-Palmolive Co.	485,135
18,700	Kimberly-Clark Corp.	1,231,956
18,700	Loews Corp.- Carolina Corp.	459,085
7,400	Sara Lee Corp.	170,126
5,300	Unilever N.V., ADR	363,103

	TOTAL	4,121,296

	Energy--6.6%
20,200	BP PLC, ADR	1,082,114
62,800	ExxonMobil Corp.	2,788,948
9,300	Total SA, Class B, ADR	893,544

	TOTAL	4,764,606

	Financials--31.0%
4,293	Ace Ltd.	181,508
23,300	Allstate Corp.	1,084,615
76,000	Amvescap PLC, ADR	1,056,400
6,000	Apartment Investment & Management Co., Class A	186,780
19,397	Bank of America Corp.	1,641,374
24,900	Bank of New York Co., Inc.	734,052
10,100	Barclays Bank PLC, ADR	352,086
5,145	Cincinnati Financial Corp.	223,910
70,600	Citigroup, Inc.	3,282,900
6,300	Commercial Federal Corp.	170,730
27,900	Equity Office Properties Trust	758,880
3,000	Freddie Mac	189,900
4,800	Fannie Mae	342,528
Shares		Value
	COMMON STOCKS--continued
	Financials--continued
41,000	J.P. Morgan Chase & Co.	$1,589,570
3,500	Jefferson-Pilot Corp.	177,800
6,300	Lloyds TSB Group PLC, ADR	200,844
36,000	MBNA Corp.	928,440
12,100	Mellon Financial Corp.	354,893
19,200	Morgan Stanley	1,013,184
20,500	Nationwide Financial Services, Inc., Class A	771,005
8,200	Northern Trust Corp.	346,696
5,000	Protective Life Corp.	193,350
27,100	Sun Life Financial Services of Canada	784,274
17,812	The St. Paul Travelers Cos., Inc.	722,099
22,900	Trizec Properties, Inc.	372,354
43,800	U.S. Bancorp	1,207,128
19,100	UBS AG	1,357,246
23,900	Wells Fargo & Co.	1,367,797
16,700	Willis Group Holdings Ltd.	625,415

	TOTAL	22,217,758

	Healthcare--6.4%
8,600	Abbott Laboratories	350,536
16,300	Baxter International, Inc.	562,513
15,200	Bristol-Myers Squibb Co.	372,400
8,400	GlaxoSmithKline PLC, ADR	348,264
7,500	Johnson & Johnson	417,750
2,800	Lilly (Eli) & Co.	195,748
18,600	Merck & Co., Inc.	883,500
25,200	Pfizer, Inc.	863,856
17,200	Wyeth	621,952

	TOTAL	4,616,519

	Industrials--8.8%
3,400	Avery Dennison Corp.	217,634
63,000	BAE Systems PLC, ADR	1,001,977
7,800	Canadian Pacific Railway Ltd.	192,114
41,300	General Electric Co.	1,338,120
16,400	Lockheed Martin Corp.	854,112
20,400	Quebecor World, Inc.	448,392
7,600	TPG NV, ADR	175,104
6,100	Union Pacific Corp.	362,645
2,500	United Parcel Service, Inc. -- Georgia	187,925
12,800	United Technologies Corp.	1,170,944
12,400	Waste Management, Inc.	380,060

	TOTAL	6,329,027

Shares		Value
	COMMON STOCKS--continued
	Information Technology--1.2%
41,900	Hewlett-Packard Co.	$884,090

	Materials--7.1%
3,500	Air Products & Chemicals, Inc.	183,575
20,300	Akzo Nobel NV, ADR	756,175
17,600	Alcoa, Inc.	581,328
4,300	Bowater, Inc.	178,837
36,100	Du Pont (E.I.) de Nemours & Co.	1,603,562
5,100	Freeport-McMoRan Copper & Gold, Inc., Class B	169,065
13,600	POSCO, ADR	455,736
4,800	Praxair, Inc.	191,568
9,400	Rohm & Haas Co.	390,852
30,200	Stora Enso Oyj, ADR	410,116
4,000	Vulcan Materials Co.	190,200

	TOTAL	5,111,014

	Telecommunication Services--9.4%
8,400	AT&T Corp.	122,892
17,100	BCE, Inc.	342,684
33,300	BellSouth Corp.	873,126
12,800	PT Telekomunikasi Indonesia, Class CS, ADR	199,040
61,800	SBC Communications, Inc.	1,498,650
21,400	Sprint Corp.	376,640
19,000	TDC A/S, ADR	311,600
12,400	Telecomunicacoes de Sao Paulo SA, ADR	184,388
14,500	Telefonos de Mexico, Class L, ADR	482,415
31,500	Telstra Corp. Ltd., ADR	556,920
43,900	Verizon Communications	1,588,741
7,900	Vodafone Group PLC, ADR	174,590

	TOTAL	6,711,686

	Utilities--8.1%
20,600	DPL, Inc.	400,052
5,800	E.On AG, ADR	420,442
6,300	Equitable Resources, Inc.	325,773
21,400	Exelon Corp.	712,406
53,400	Korea Electric Power Corp., ADR	489,144
8,200	National Fuel Gas Co.	205,000
21,200	National Grid Group PLC, ADR	830,404
11,700	Northeast Utilities Co.	227,799
8,500	Oneok, Inc.	186,915
12,300	PPL Corp.	564,570
9,400	Pinnacle West Capital Corp.	379,666
Shares or Principal Amount		Value
	COMMON STOCKS--continued
	Utilities--continued
9,500	RWE AG, ADR	$447,301
27,800	Suez SA, ADR	585,746

	TOTAL	5,775,218

	TOTAL COMMON STOCKS (IDENTIFIED COST $58,463,433)	65,426,201

	PREFERRED STOCKS--3.4%
	Consumer Discretionary--1.4%
35,500	General Motors Corp., Conv. Pfd., Series C, $1.56, Annual Dividend	1,030,920

	Financials--0.5%
12,700	Chubb Corp., PRIDES, $1.75, Annual Dividend	354,838

	Telecommunication Services--1.3%
18,000	Alltel Corp., DECS, $3.88, Annual Dividend	902,880

	Utilities--0.2%
4,000	American Electric Power Co., Inc., DECS, $4.63, Annual Dividend	176,200

	TOTAL PREFERRED STOCKS (IDENTIFIED COST $2,375,687)	2,464,838

	REPURCHASE AGREEMENT--5.3%
$3,767,000	Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.60%, dated 6/30/2004, to be repurchased at $3,767,167 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236 (AT AMORTIZED COST)	3,767,000

	TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $64,606,120)[1]	71,658,039

	OTHER ASSETS AND LIABILITIES - NET--0.1%	56,695

	TOTAL NET ASSETS--100%	$71,714,734

1 The cost of investments for federal tax purposes amounts to $64,606,120.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $64,606,120)		$71,658,039
Cash		4,787
Income receivable		174,495
Receivable for shares sold		2,247

TOTAL ASSETS		71,839,568

Liabilities:
Payable for investments purchased	$86,283
Payable for shares redeemed	22,388
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	4,026
Payable for auditing fees	6,090
Accrued expenses	6,047

TOTAL LIABILITIES		124,834

Net assets for 5,863,519 shares outstanding		$71,714,734

Net Assets Consist of:
Paid-in capital		$85,726,379
Net unrealized appreciation of investments		7,052,085
Accumulated net realized loss on investments		(21,874,602)
Undistributed net investment income		810,872

TOTAL NET ASSETS		$71,714,734

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$71,714,734 ÷ 5,863,519 shares outstanding, no par value, unlimited shares authorized		$12.23

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $48,685)			$1,195,220
Interest			15,725

TOTAL INCOME			1,210,945

Expenses:
Investment adviser fee (Note 5)		$273,420
Administrative personnel and services fee (Note 5)		74,590
Custodian fees		5,902
Transfer and dividend disbursing agent fees and expenses (Note 5)		7,309
Directors'/Trustees' fees		567
Auditing fees		7,116
Legal fees		1,418
Portfolio accounting fees		23,561
Printing and postage		15,173
Insurance premiums		4,817
Miscellaneous		407

TOTAL EXPENSES		414,280

Waiver and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(12,068)
Fees paid indirectly for directed broker arrangements	(2,432)

TOTAL WAIVER AND EXPENSE REDUCTION		(14,500)

Net expenses			399,780

Net investment income			811,165

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			3,175,112
Net change in unrealized appreciation of investments			(1,902,226)

Net realized and unrealized gain on investments			1,272,886

Change in net assets resulting from operations			$2,084,051

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$811,165	$1,408,498
Net realized gain on investments and option transactions	3,175,112	2,187,196
Net change in unrealized appreciation/depreciation of investments	(1,902,226)	12,346,967

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,084,051	15,942,661

Distributions to Shareholders:
Distributions from net investment income	(1,409,591)	(1,238,909)

Share Transactions:
Proceeds from sale of shares	1,521,661	8,089,410
Net asset value of shares issued to shareholders in payment of distributions declared	1,409,590	1,238,908
Cost of shares redeemed	(5,794,875)	(11,558,099)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,863,624)	(2,229,781)

Change in net assets	(2,189,164)	12,473,971

Net Assets:
Beginning of period	73,903,898	61,429,927

End of period (including undistributed net investment income of $810,872 and $1,409,298, respectively)	$71,714,734	$73,903,898

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended June 30, 2004, the Fund had no realized gain (loss) on written options.

At June 30, 2004, the Fund had no outstanding written options.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004	Year Ended 12/31/2003
Shares sold	124,733	784,055
Shares issued to shareholders in payment of distributions declared	118,553	128,251
Shares redeemed	(474,465)	(1,133,735)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(231,179)	(221,429)

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $64,606,120. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $7,051,919. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,258,583 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,206,664.

At December 31, 2003, the Fund had a capital loss carryforward of $24,910,135, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 7,592,902

2009	$10,532,229

2010	$ 6,785,004

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. FEMCOPA may voluntarily choose to waive any portion of its fees. FEMCOPA can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily of net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six month ended June 30, 2004, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended June 30, 2004, the Fund's expenses were reduced by $2,432 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$22,303,020

Sales	$26,716,786

7. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments with in a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Equity Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916801

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G01305-01 (8/04)

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.77	$11.98	$11.43	$11.11	$10.56	$11.15
Income From Investment Operations:
Net investment income	0.22 [1]	0.43 [1]	0.53 [1]	0.60 [1]	0.60	0.51
Net realized and unrealized gain (loss) on investments	(0.18)	(0.15)	0.46	0.16	0.51	(0.57)

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.28	0.99	0.76	1.11	(0.06)

Less Distributions:
Distributions from net investment income	(0.53)	(0.43)	(0.44)	(0.44)	(0.56)	(0.44)
Distributions from net realized gain on investments	(0.06)	(0.06)	--	--	--	(0.09)

TOTAL DISTRIBUTIONS	(0.59)	(0.49)	(0.44)	(0.44)	(0.56)	(0.53)

Net Asset Value, End of Period	$11.22	$11.77	$11.98	$11.43	$11.11	$10.56

Total Return[2]	0.22%	2.37%	9.05%	7.03%	10.97%	(0.60)%

Ratios to Average Net Assets:

Expenses	0.72%[3]	0.72%	0.72%	0.74%	0.84%	0.84%

Net investment income	3.90%[3]	3.68%	4.58%	5.39%	5.99%	5.47%

Expense waiver/reimbursement[4]	0.01%[3]	0.00%[5]	--	--	--	0.00%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$383,318	$405,418	$489,235	$300,404	$159,579	$133,738

Portfolio turnover	35%	70%	82%	76%	74%	84%

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--16.6%
$2,000,000	[1]	United States Treasury Bonds, 6.000%, 2/15/2026	$2,160,320
4,700,000	[1]	United States Treasury Bonds, 6.125%, 11/15/2027	5,163,373
2,800,000	[1]	United States Treasury Bonds, 6.250%, 8/15/2023	3,102,764
500,000	[1]	United States Treasury Bonds, 7.250%, 5/15/2016	604,455
3,050,000	[1]	United States Treasury Bonds, 7.625%, 2/15/2025	3,914,004
4,000,000	[1]	United States Treasury Bonds, 8.000%, 11/15/2021	5,255,640
2,950,000	[1]	United States Treasury Bonds, 11.250%, 2/15/2015	4,560,523
8,300,000	[1]	United States Treasury Notes, 2.250%, 4/30/2006	8,245,552
3,600,000	[1]	United States Treasury Notes, 2.500%, 5/31/2006	3,588,768
7,000,000	[1]	United States Treasury Notes, 3.250%, 8/15/2007	7,008,750
1,000,000	[1]	United States Treasury Notes, 4.375%, 5/15/2007	1,034,060
5,076,000	[1]	United States Treasury Notes, 5.625%, 5/15/2008	5,466,243
5,800,000	[1]	United States Treasury Notes, 5.750%, 11/15/2005	6,064,596
7,500,000	[1]	United States Treasury Notes, 5.875%, 11/15/2004	7,619,850

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $62,892,198)	63,788,898

		GOVERNMENT AGENCIES--15.6%
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,677,163
1,245,000		Federal Farm Credit System, 6.000%, 6/11/2008	1,340,628
1,000,000		Federal Farm Credit System, 7.350%, 3/24/2005	1,038,180
6,000,000		Federal Home Loan Bank System, 4.625%, 4/15/2005	6,115,680
3,000,000		Federal Home Loan Bank System, 4.875%, 11/15/2011	3,010,410
4,000,000	[1]	Federal Home Loan Bank System, 5.250%, 8/15/2006	4,175,120
750,000		Federal Home Loan Bank System, 6.185%, 5/6/2008	811,463
3,300,000		Federal Home Loan Bank System, 6.500%, 11/15/2005	3,475,791
1,000,000		Federal Home Loan Bank System, 6.750%, 8/15/2007	1,093,170
2,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2005 - 2/15/2030	2,314,183
1,000,000		Federal Home Loan Bank System, 7.660%, 7/20/2004	1,003,670
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	80,223
1,500,000	[1]	Federal National Mortgage Association, 6.000%, 5/15/2008	1,613,790
1,000,000		Student Loan Marketing Association, 3.625%, 9/30/2004	1,005,510
8,000,000		Student Loan Marketing Association, 5.250%, 3/15/2006	8,324,240
4,000,000	[1]	Tennessee Valley Authority, 5.375%, 11/13/2008	4,206,680
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,055,220
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,425,460

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $59,038,476)	59,766,581

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--61.4%
		Federal Home Loan Mortgage Corp.--31.2%
$12,054,038		Federal Home Loan Mortgage Corp., 4.500%, 10/1/2018 - 5/1/2019	$11,807,323
32,569,979		Federal Home Loan Mortgage Corp., 5.000%, 5/1/2018 - 5/1/2034	32,047,700
38,221,878		Federal Home Loan Mortgage Corp., 5.500%, 8/1/2033 - 5/1/2034	38,126,381
10,561,141		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2033	10,861,931
14,237,784		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 9/1/2032	14,893,258
6,749,344		Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 12/1/2032	7,120,455
2,163,136		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 5/1/2032	2,325,218
2,150,287		Federal Home Loan Mortgage Corp., 8.000%, 5/1/2030 - 7/1/2032	2,323,606
78,007		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	84,672
35,619		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	39,497

		TOTAL	119,630,041

		Federal National Mortgage Association--21.9%
4,750,088		Federal National Mortgage Association, 4.500%, 11/1/2018	4,647,961
17,894,681		Federal National Mortgage Association, 5.000%, 2/1/2018 - 7/1/2034	17,556,682
26,247,729	[2]	Federal National Mortgage Association, 5.500%, 5/1/2018 - 7/1/2034	26,509,092
23,159,743		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2033	23,763,196
5,319,796		Federal National Mortgage Association, 6.500%, 11/1/2014 - 4/1/2032	5,584,391
4,230,976		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	4,474,475
1,338,230		Federal National Mortgage Association, 7.500%, 5/1/2015 - 2/1/2032	1,433,709
66,749		Federal National Mortgage Association, 8.000%, 7/1/2030	72,181

		TOTAL	84,041,687

		Government National Mortgage Association--8.3%
6,000,000	[2]	Government National Mortgage Association, 5.000%, 7/15/2034	5,818,140
4,373,985		Government National Mortgage Association, 5.500%, 4/15/2033 - 2/15/2034	4,377,979
7,620,507		Government National Mortgage Association, 6.000%, 4/15/2029 - 10/15/2033	7,820,361
6,754,400		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	7,067,649
5,322,499		Government National Mortgage Association, 7.000%, 7/15/2029 - 5/15/2032	5,657,068
298,824		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	321,347
396,788		Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030	432,550
105,983		Government National Mortgage Association, 9.500%, 11/15/2016	119,046

		TOTAL	31,614,140

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $234,337,237)	235,285,868

		COLLATERALIZED MORTGAGE OBLIGATIONS--2.1%
2,469,876		Chase Mortgage Finance Corp. 2003-S15, 6.000%, 1/25/2034	2,460,218
3,125,261		Master Asset Securitization Trust 2003-8, 5.500%, 9/25/2033	3,063,162
2,706,589		Wells Fargo Mortgage-Backed Securities Trust 2003-18, 5.500%, 12/25/2033	2,698,767

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,268,228)	8,222,147

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.1%
$218,311		Long Beach Asset Holdings Corp. 2003-2, 7.627%, 6/25/2033 (IDENTIFIED COST $218,311)	$218,402

		REPURCHASE AGREEMENTS--26.0%
30,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 1.600%, dated 6/30/2004, to be repurchased at $30,001,333 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/20/2034, collateral market value $1,030,004,360 (held as collateral for securities lending)	30,000,000
4,000,000	[3,4]	Interest in $115,000,000 joint repurchase agreement with Credit Suisse First Boston Corp., 1.150%, dated 6/14/2004, to be repurchased at $4,003,961 on 7/15/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2033, collateral market value $119,603,442	4,000,000
16,976,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.600%, dated 6/30/2004, to be repurchased at $16,976,754 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236	16,976,000
6,000,000	[3,4]	Interest in $121,000,000 joint repurchase agreement with UBS Securities LLC, 1.200%, dated 6/22/2004, to be repurchased at $6,006,000 on 7/22/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2032, collateral market value $124,632,243	6,000,000
42,528,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.550%, dated 6/30/2004, to be repurchased at $42,529,831 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2034, collateral market value $1,030,001,251 (held as collateral for securities lending)	42,528,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	99,504,000

		TOTAL INVESTMENTS--121.8% (IDENTIFIED COST $464,258,450)[5]	466,785,896

		OTHER ASSETS AND LIABILITIES - NET--(21.8)%	(83,468,303)

		TOTAL NET ASSETS--100%	$383,317,593

1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

2 All or a portion of theses securities are subject to dollar roll transactions.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Securities held as collateral for dollar transactions.

5 The cost of investments for federal tax purposes amounts to $464,258,450.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in securities		$367,281,896
Investments in repurchase agreements		99,504,000

Total investments in securities, at value including $70,653,148 of securities loaned (identified cost $464,258,450)		466,785,896
Cash		35,179
Income receivable		2,657,882
Receivable for shares sold		256,842

TOTAL ASSETS		469,735,799

Liabilities:
Payable for investments purchased	$3,854,653
Payable for shares redeemed	326,551
Payable for collateral due to broker	72,528,000
Payable for dollar roll transactions	9,694,512
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	4,247
Accrued expenses	10,243

TOTAL LIABILITIES		86,418,206

Net assets for 34,172,043 shares outstanding		$383,317,593

Net Assets Consist of:
Paid-in capital		$374,695,507
Net unrealized appreciation of investments		2,527,446
Accumulated net realized loss on investments		(1,470,482)
Undistributed net investment income		7,565,122

TOTAL NET ASSETS		$383,317,593

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$383,317,593 ÷ 34,172,043 shares outstanding, no par value, unlimited shares authorized		$11.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Interest (net of dollar roll expense of $101,856 and including income on securities loaned of $14,667)			$8,990,463

Expenses:
Investment adviser fee (Note 5)		$1,165,246
Administrative personnel and services fee (Note 5)		155,265
Custodian fees		13,456
Transfer and dividend disbursing agent fees and expenses (Note 5)		9,244
Directors'/Trustees' fees		2,205
Auditing fees		7,100
Legal fees		970
Portfolio accounting fees		42,523
Printing and postage		21,819
Insurance premiums		5,099
Miscellaneous		1,168

TOTAL EXPENSES		1,424,095

Waivers (Note 5):
Waiver of investment adviser fee	$(9,006)
Waiver of administrative personnel and services fee	(7,278)

TOTAL WAIVERS		(16,284)

Net expenses			1,407,811

Net investment income			7,582,652

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,457,969)
Net change in unrealized appreciation of investments			(5,373,201)

Net realized and unrealized loss on investments			(6,831,170)

Change in net assets resulting from operations			$751,482

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,582,652	$17,243,227
Net realized gain (loss) on investments	(1,457,969)	2,024,119
Net change in unrealized appreciation/depreciation of investments	(5,373,201)	(9,051,039)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	751,482	10,216,307

Distributions to Shareholders:
Distributions from net investment income	(17,259,920)	(18,122,627)
Distributions from net realized gain on investments	(2,015,517)	(2,350,331)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,275,437)	(20,472,958)

Share Transactions:
Proceeds from sale of shares	45,491,735	143,311,851
Net asset value of shares issued to shareholders in payment of distributions declared	19,275,434	20,472,956
Cost of shares redeemed	(68,343,369)	(237,345,189)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,576,200)	(73,560,382)

Change in net assets	(22,100,155)	(83,817,033)

Net Assets:
Beginning of period	405,417,748	489,234,781

End of period (including undistributed net investment income of $7,565,122 and $17,242,390, respectively)	$383,317,593	$405,417,748

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$70,653,148	$72,528,000

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve TBA securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended June 30, 2004, was as follows:

Maximum amount outstanding during the period	$56,034,047

Average amount outstanding during the period[1]	$17,657,774

Average monthly shares outstanding during the period	33,910,865

Average debt per shares outstanding during the period	0.52

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended June 30, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004	Year Ended 12/31/2003
Shares sold	3,957,553	12,160,487
Shares issued to shareholders in payment of distributions declared	1,683,444	1,781,806
Shares redeemed	(5,905,126)	(20,341,060)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(264,129)	(6,398,767)

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $464,258,450. The net unrealized appreciation of investments for federal tax purposes was $2,527,446. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,013,073 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,485,627.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$8,841,695

Sales	$8,485,035

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916207

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00433-01 (8/04)

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$18.22	$13.00	$17.65	$23.15	$30.88	$17.91
Income From Investment Operations:
Net investment income (loss)	(0.06)	--	--	(0.03)[1]	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.96	5.22	(4.65)	(5.15)	(5.32)	13.04

TOTAL FROM INVESTMENT OPERATIONS	0.90	5.22	(4.65)	(5.18)	(5.42)	12.97

Less Distributions:
Distributions from net realized gain on investments	--	--	--	(0.32)	(2.31)	--

TOTAL DISTRIBUTIONS	--	--	--	(0.32)	(2.31)	--

Net Asset Value, End of Period	$19.12	$18.22	$13.00	$17.65	$23.15	$30.88

Total Return[2]	5.00%	40.15%[3]	(26.35)%	(22.38)%	(19.91)%	72.42%

Ratios to Average Net Assets:

Expenses	1.14%[4,5]	1.23%[5]	1.07%[5]	0.90%	0.86%	0.85%

Net investment income (loss)	(0.66)%[4]	(0.72)%	(0.32)%	(0.15)%	(0.39)%	(0.38)%

Expense waiver/reimbursement[6]	0.04%[4]	0.01%	0.01%	0.07%	0.08%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$63,116	$64,269	$53,367	$96,126	$132,351	$132,563

Portfolio turnover	75%	173%	194%	219%	128%	117%

1 Per share amount is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 During the year, the Fund received payments from the Adviser for certain losses on investments, this increased the total return by 0.07%. (Note 7)

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002 are 1.14%, 1.20%, and 1.06%, respectively, after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--97.8%
		Consumer Discretionary--20.7%
10,800	[1]	Advance Auto Parts, Inc.	$477,144
14,900		Boyd Gaming Corp.	395,893
10,100		Carnival Corp.	474,700
7,600		Centex Corp.	347,700
7,500	[1]	Chicos Fas, Inc.	338,700
8,300		Choice Hotels International, Inc.	416,328
10,300	[1]	Coach, Inc.	465,457
20,400	[1,2]	Dick's Sporting Goods, Inc.	680,340
19,700		Foot Locker, Inc.	479,498
5,600		Fortune Brands, Inc.	422,408
31,200		Hilton Hotels Corp.	582,192
13,500		International Game Technology	521,100
10,300	[1]	MGM Mirage, Inc.	483,482
6,300		Mandalay Resort Group	432,432
6,200		Neiman-Marcus Group, Inc., Class A	345,030
12,300		PetSmart, Inc.	399,135
8,800		Pulte Homes, Inc.	457,864
10,900		Ruby Tuesday, Inc.	299,205
18,900		Staples, Inc.	553,959
17,600	[1]	Starbucks Corp.	765,248
19,000		Station Casinos, Inc.	919,600
24,600		TJX Cos., Inc.	593,844
13,400	[1]	Tractor Supply Co.	560,388
7,450	[1,2]	Urban Outfitters, Inc.	453,780
19,600	[1,2]	XM Satellite Radio Holdings, Inc., Class A	534,884
17,600		Yum! Brands, Inc.	655,072

		TOTAL	13,055,383

		Consumer Staples--5.2%
10,100		Alberto-Culver Co., Class B	506,414
8,800		Avon Products, Inc.	406,032
11,000		Church and Dwight, Inc.	503,580
9,200		Clorox Co.	494,776
17,500		Coca-Cola Enterprises, Inc.	507,325
85,700	[1]	Rite Aid Corp.	447,354
8,700		Universal Corp. -- Richmond VA	443,178

		TOTAL	3,308,659

		Energy--5.1%
15,100	[1]	BJ Services Co.	692,184
7,600	[1]	Cooper Cameron Corp.	370,120
12,400		GlobalSantaFe Corp.	328,600
19,400		Halliburton Co.	587,044
47,700	[1]	Key Energy Group, Inc.	450,288
7,300	[1]	Nabors Industries Ltd.	330,106
9,000	[1]	Smith International, Inc.	501,840

		TOTAL	3,260,182

Shares			Value
		COMMON STOCKS--continued
		Financials--3.5%
7,000		Capital One Financial Corp.	$478,660
4,899		Countrywide Financial Corp.	344,155
7,200		Hartford Financial Services Group, Inc.	494,928
4,100		Legg Mason, Inc.	373,141
27,300		New York Community Bancorp, Inc.	535,899

		TOTAL	2,226,783

		Healthcare--21.6%
6,700		Aetna, Inc.	569,500
5,300		Allergan, Inc.	474,456
5,500	[1]	Biogen Idec, Inc.	347,875
7,700		CIGNA Corp.	529,837
22,600	[1]	Caremark Rx, Inc.	744,444
9,800	[1]	Covance, Inc.	378,084
9,750	[1]	Coventry Healthcare, Inc.	476,775
12,000	[1]	DaVita, Inc.	369,960
21,000	[1,2]	Elan Corp. PLC, ADR	519,540
16,400	[1]	Endo Pharmaceuticals Holdings, Inc.	384,580
5,800	[1]	Express Scripts, Inc., Class A	459,534
11,800	[1]	Forest Laboratories, Inc., Class A	668,234
9,000	[1]	Genentech, Inc.	505,800
6,300	[1]	Gilead Sciences, Inc.	422,100
6,800		Guidant Corp.	379,984
8,800	[1]	Kinetic Concepts, Inc.	439,120
11,500		Medicis Pharmaceutical Corp., Class A	459,425
15,400	[1]	Medimmune, Inc.	360,360
6,400	[1,2]	Neurocrine Biosciences, Inc.	331,840
16,100	[1]	PacifiCare Health Systems, Inc.	622,426
6,300	[1]	Patterson Dental Co.	481,887
20,200	[1,2]	Protein Design Laboratories, Inc.	386,426
9,200	[1,2]	Sepracor, Inc.	486,680
9,600	[1,2]	Sierra Health Services, Inc.	429,120
5,600	[1]	St. Jude Medical, Inc.	423,640
5,400		UnitedHealth Group, Inc.	336,150
7,900	[1]	VCA Antech, Inc.	354,078
8,200	[1]	Varian Medical Systems, Inc.	650,670
7,300	[1]	Zimmer Holdings, Inc.	643,860

		TOTAL	13,636,385

Shares			Value
		COMMON STOCKS--continued
		Industrials--10.8%
10,200	[1]	Alliant Techsystems, Inc.	$646,068
4,600	[1]	Apollo Group, Inc. Class A	406,134
7,000		Corporate Executive Board Co.	404,530
6,400		Deere & Co.	448,896
7,300		Eaton Corp.	472,602
7,900		Expeditors International Washington, Inc.	390,339
12,200		Hunt (J.B.) Transportation Services, Inc.	470,676
10,600		L-3 Communications Holdings, Inc.	708,080
20,800		Masco Corp.	648,544
10,900		Rockwell Automation, Inc.	408,859
23,900		Tyco International Ltd.	792,046
4,100	[1]	University of Phoenix Online	359,119
12,200		UTI Worldwide, Inc.	642,818

		TOTAL	6,798,711

		Information Technology--25.2%
47,600	[1]	3Com Corp.	297,500
18,200	[1]	ASM Lithography Holding NV	311,402
32,700	[1,2]	Advanced Micro Devices, Inc.	519,930
5,900	[1]	Affiliated Computer Services, Inc., Class A	312,346
21,000	[1]	Amdocs Ltd.	492,030
19,200	[1]	Apple Computer, Inc.	624,768
13,900		Autodesk, Inc.	595,059
44,500	[1]	Avaya, Inc.	702,655
60,000	[1]	Axcelis Technologies, Inc.	746,400
20,300	[1]	Cadence Design Systems, Inc.	296,989
32,300	[1]	Corning, Inc.	421,838
9,400	[1]	Cymer, Inc.	351,936
7,400	[1]	Electronic Arts, Inc.	403,670
8,000		Harris Corp.	406,000
22,800		Intersil Corp.	493,848
10,300	[1]	KLA-Tencor Corp.	508,614
19,700	[1]	Lam Research Corp.	527,960
4,900	[1]	Lexmark International Group, Class A	472,997
93,400	[1,2]	Lucent Technologies, Inc.	353,052
7,000		Maxim Integrated Products, Inc.	366,940
36,300	[1]	Network Associates, Inc.	658,119
21,300	[1]	Peoplesoft, Inc.	394,050
7,800		Qualcomm, Inc.	569,244
27,500	[1,2]	RSA Security, Inc.	562,925
12,100		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	505,901
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Information Technology--continued
16,600	[1]	Symantec Corp.	$726,748
14,800		Tektronix, Inc.	503,496
13,400	[1]	Teradyne, Inc.	304,180
17,400	[1,2]	UTStarcom, Inc.	526,350
40,000	[1]	Unisys Corp.	555,200
11,400	[1]	Veritas Software Corp.	315,780
18,200	[1]	Yahoo, Inc.	661,206
4,600	[1]	Zebra Technologies Corp., Class A	400,200

		TOTAL	15,889,333

		Materials--4.5%
35,500		Agrium, Inc.	516,525
8,200		Alcan, Inc.	339,480
9,900		Ecolab, Inc.	313,830
29,600	[1]	GrafTech International Ltd.	309,616
15,400		Monsanto Co.	592,900
4,100		Potash Corporation of Saskatchewan, Inc.	397,290
5,600		Temple-Inland, Inc.	387,800

		TOTAL	2,857,441

		Telecommunication Services--0.5%
19,600	[1]	American Tower Systems Corp.	297,920

		Utilities--0.7%
42,400	[1]	AES Corp.	421,032

		TOTAL COMMON STOCKS (IDENTIFIED COST $50,173,974)	61,751,829

		REPURCHASE AGREEMENTS--10.4%
$1,062,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.60%, dated 6/30/2004, to be repurchased at $1,062,047 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236	1,062,000

5,487,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities, LLC, 1.55%, dated 6/30/2004, to be repurchased at $5,487,236 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2034, collateral market value $1,030,001,251 (held as collateral for securities lending)	5,487,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	6,549,000

		TOTAL INVESTMENTS--108.2% (IDENTIFIED COST $56,722,974)[3]	68,300,829

		OTHER ASSETS AND LIABILITIES - NET--(8.2)%	(5,185,261)

		TOTAL NET ASSETS--100%	$63,115,568

1 Non-income producing security.

2 All or a portion of these shares are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $56,722,974.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in securities	$61,751,829
Investments in repurchase agreements	6,549,000

Total investment in securities, at value including $5,366,807 of securities loaned (identified cost $56,722,974)		$68,300,829
Income receivable		14,914
Receivable for investments sold		1,551,950
Receivable for shares sold		509
Prepaid expenses		2,805

TOTAL ASSETS		69,871,007

Liabilities:
Payable for investments purchased	1,097,181
Payable for shares redeemed	56,713
Payable to bank	110,145
Payable for collateral due to broker	5,487,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	4,400

TOTAL LIABILITIES		6,755,439

Net assets for 3,301,595 shares outstanding		$63,115,568

Net Assets Consist of:
Paid-in capital		$73,123,766
Net unrealized appreciation of investments		11,577,855
Accumulated net realized loss on investments		(21,374,004)
Accumulated net investment income (loss)		(212,049)

TOTAL NET ASSETS		$63,115,568

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$63,115,568 ÷ 3,301,595 shares outstanding, no par value, unlimited shares authorized		$19.12

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $2,045)			$139,072
Interest (including income on securities loaned of $3,186)			11,539

TOTAL INCOME			150,611

Expenses:
Investment adviser fee (Note 5)		$239,463
Administrative personnel and services fee (Note 5)		74,590
Custodian fees		5,929
Transfer and dividend disbursing agent fees and expenses (Note 5)		7,234
Directors'/Trustees' fees		521
Auditing fees		7,138
Legal fees		1,882
Portfolio accounting fees		22,186
Printing and postage		14,602
Insurance premiums		2,419
Miscellaneous		502

TOTAL EXPENSES		376,466

Waiver and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(12,113)
Fees paid indirectly for directed brokerage arrangements	(1,693)

TOTAL WAIVER AND EXPENSE REDUCTION		(13,806)

Net expenses			362,660

Net investment income (loss)			(212,049)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			6,462,110
Net change in unrealized appreciation of investments			(3,162,280)

Net realized and unrealized gain on investments			3,299,830

Change in net assets resulting from operations			$3,087,781

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(212,049)	$(405,025)
Net realized gain on investments	6,462,110	5,957,263
Net increase due to reimbursements from adviser for certain losses on investments (Note 7)	--	23,490
Net change in unrealized appreciation/depreciation of investments	(3,162,280)	13,548,840

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,087,781	19,124,568

Share Transactions:
Proceeds from sale of shares	1,367,374	2,760,215
Cost of shares redeemed	(5,608,262)	(10,983,511)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,240,888)	(8,223,296)

Change in net assets	(1,153,107)	10,901,272

Net Assets:
Beginning of period	64,268,675	53,367,403

End of period	$63,115,568	$64,268,675

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$5,366,807	$5,487,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004	Year Ended 12/31/2003
Shares sold	72,653	179,619
Shares redeemed	(299,208)	(756,742)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(226,555)	(577,123)

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $56,722,974. The net unrealized appreciation of investments for federal tax purposes was $11,577,855. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,912,140 and net unrealized depreciation from investments for those securities having an excess of cost over value of $334,285.

At December 31, 2003, the Fund had a capital loss carryforward of $27,632,268, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$13,625,718

2010	$14,006,550

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. FEMCOPA may voluntarily choose to waive any portion of its fee. FEMCOPA can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For six months ended June 30, 2004, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Service Company, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. For the six months ended June 30, 2004, the Fund's expenses were reduced by $1,693 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$46,675,217

Sales	$50,920,538

7. OTHER

For the year ended December 31, 2003, the Fund's Adviser made a voluntary contribution to the Fund of $23,490 for losses on investments inadvertently sold by the Fund.

8. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments with in a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Growth Strategies Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916702

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00433-08 (8/04)

Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$7.99	$7.08	$7.72	$8.46	$10.24	$10.92
Income From Investment Operations:
Net investment income	0.29 [1]	0.59 [1]	0.67 [1]	0.83 [1,2]	0.99	0.88
Net realized and unrealized gain (loss) on investments	(0.11)	0.89	(0.55)	(0.69)[2]	(1.84)	(0.63)

TOTAL FROM INVESTMENT OPERATIONS	0.18	1.48	0.12	0.14	(0.85)	0.25

Less Distributions:
Distributions from net investment income	(0.58)	(0.57)	(0.76)	(0.88)	(0.93)	(0.86)
Distributions from net realized gain on investments	--	--	--	--	--	(0.07)

TOTAL DISTRIBUTIONS	(0.58)	(0.57)	(0.76)	(0.88)	(0.93)	(0.93)

Net Asset Value, End of Period	$7.59	$7.99	$7.08	$7.72	$ 8.46	$10.24

Total Return[3]	2.24%	22.22%	1.39%	1.38%	(9.02)%	2.31%

Ratios to Average Net Assets:

Expenses	0.74%[4]	0.75%	0.77%	0.76%	0.76%	0.79%

Net investment income	7.48%[4]	7.95%	9.30%	10.33%[2]	10.50%	9.20%

Expense waiver/reimbursement[5]	0.00%[4,6]	0.00%[6]	--	--	0.00%[6]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$286,181	$324,216	$231,305	$229,885	$208,516	$239,088

Portfolio turnover	26%	53%	40%	37%	19%	34%

1 Amount based on average shares outstanding.

2 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. For the year ended December 31, 2001, the effect of this change was to increase net investment income per share by $0.02, decrease net realized and unrealized gain/loss per share by $0.02, and increase the ratio of net investment income to average net assets from 10.19% to 10.33%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Amount represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002	2001	2000 [1]
Net Asset Value, Beginning of Period	$7.97	$7.08	$7.72	$8.46	$9.01
Income From Investment Operations:
Net investment income	0.28 [2]	0.57 [2]	0.63 [2]	0.79 [2,3]	0.13
Net realized and unrealized gain (loss) on investments	(0.12)	0.88	(0.51)	(0.65)[3]	(0.68)

TOTAL FROM INVESTMENT OPERATIONS	0.16	1.45	0.12	0.14	(0.55)

Less Distributions:
Distributions from net investment income	(0.56)	(0.56)	(0.76)	(0.88)	--

Net Asset Value, End of Period	$7.57	$7.97	$7.08	$7.72	$8.46

Total Return[4]	2.07%	21.79%	1.36%	1.38%	(6.10)%

Ratios to Average Net Assets:

Expenses	0.99%[5]	1.00%	1.00%	0.86%	0.86%[5]

Net investment income	7.23%[5]	7.66%	9.03%	10.27%[3]	11.29%[5]

Expense waiver/reimbursement[6]	0.00%[5,7]	0.00%[7]	0.03%	0.15%	0.15%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$82,045	$97,600	$51,062	$8,424	$427

Portfolio turnover	26%	53%	40%	37%	19%[8]

1 Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.

2 Amount based on average shares outstanding.

3 Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. For the year ended December 31, 2001, the effect of this change was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.13% to 10.27%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Amount represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2000.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.5%
		Diversified--1.5%
$5,125,000	[1,2]	Trains HY-2004-1, Class A, 8.218%, 8/1/2015 (IDENTIFIED COST $5,253,125)	$5,326,858

		CORPORATE BONDS--94.1%
		Aerospace/Defense--1.4%
825,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.500%, 5/15/2011	895,125
500,000	[1,2]	Argo Tech Corp., Sr. Note, 9.250%, 6/1/2011	517,500
325,000	[4]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	22,750
725,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	799,312
1,900,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 6.125%, 1/15/2014	1,843,000
1,125,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	1,164,375

		TOTAL	5,242,062

		Automotive--2.1%
375,000		Accuride Corp., Sr. Sub. Note, Series B, 9.250%, 2/1/2008	384,375
1,125,000		Advanced Accessory Systems LLC, Sr. Note, 10.750%, 6/15/2011	1,096,875
825,000		General Motors Corp., Note, 7.125%, 7/15/2013	849,593
1,225,000		Stoneridge, Inc., Company Guarantee, 11.500%, 5/1/2012	1,433,250
1,704,000		TRW Automotive, Inc., Sr. Sub. Note, 11.000%, 2/15/2013	2,027,760
925,000	[1,2]	Transportation Technologies Industries, Inc., Sr. Sub. Note, 12.500%, 3/31/2010	920,375
925,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	948,125

		TOTAL	7,660,353

		Building Materials--3.3%
1,475,000	[1,2,3]	AMH Holdings, Inc., Sr. Disc. Note, 0/11.250%, 3/1/2014	995,625
725,000		Associated Materials, Inc., Company Guarantee, 9.750%, 4/15/2012	808,375
750,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.750%, 2/15/2010	765,000
1,050,000	[1,2]	ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	1,076,250
1,475,000		Euramax International PLC, Sr. Sub. Note, 8.500%, 8/15/2011	1,548,750
350,000		Legrand SA, Sr. Note, 10.500%, 2/15/2013	400,750
250,000	[1,2]	MAAX Corp., Sr. Sub. Note, 9.750%, 6/15/2012	259,762
1,325,000		MMI Products, Inc., Sr. Sub. Note, 11.250%, 4/15/2007	1,285,250
850,000	[1,2]	Mueller Group, Inc., Sr. Sub. Note, 10.000%, 5/1/2012	888,250
1,175,000	[1,2]	Norcraft Cos. LLC, Sr. Sub. Note, 9.000%, 11/1/2011	1,245,500
1,700,000	[1,2,3]	Nortek Holdings, Inc., Sr. Disc. Note, 0/10.000%, 5/15/2011	1,351,500
975,000	[1,2]	Ply Gem Industries, Inc., Sr. Sub. Note, 9.000%, 2/15/2012	994,500
450,000	[1,2]	U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	452,250

		TOTAL	12,071,762

		Chemicals--5.3%
1,475,000	[1,2]	BCP Caylux Holding LUX SCA, Sr. Sub. Note, 9.625%, 6/15/2014	1,541,375
950,000		Compass Minerals Group, Inc., Sr. Sub. Note, 10.000%, 8/15/2011	1,061,625
1,225,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.000%, 6/1/2013	949,375
875,000	[3]	Compass Minerals International, Inc., Sr. Disc. Note, 0/12.750%, 12/15/2012	695,625
1,375,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	1,519,375
750,000		FMC Corp., Sr. Secd. Note, 10.250%, 11/1/2009	868,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals--continued
$725,000	[1,2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.000%, 7/15/2010	$821,062
2,050,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	2,101,250
1,025,000	[1,2]	Invista, Unit, 9.250%, 5/1/2012	1,035,250
775,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	852,500
1,075,000		Lyondell Chemical Co., Sr. Secd. Note, 9.500%, 12/15/2008	1,128,750
1,150,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	1,210,375
1,075,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	1,131,437
1,000,000	[1,2,3]	Nalco Co., Sr. Disc. Note, 0/9.000%, 2/1/2014	670,000
325,000	[1,2]	Nalco Co., Sr. Note, 7.750%, 11/15/2011	341,250
1,025,000	[1,2]	Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,076,250
250,000	[1,2]	Rhodia SA, Sr. Note, 7.625%, 6/1/2010	227,500
525,000	[1,2]	Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	446,250
650,000		Union Carbide Corp., Deb., 7.500%, 6/1/2025	611,000
100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	96,000
1,025,000		Union Carbide Corp., Sr. Deb., 8.750%, 8/1/2022	1,009,625

		TOTAL	19,393,999

		Construction Machinery--1.7%
1,175,000		AGCO Corp., Sr. Note, 9.500%, 5/1/2008	1,280,750
1,325,000	[1,2]	Case New Holland, Sr. Note, 9.250%, 8/1/2011	1,404,500
975,000	[1,4]	Clark Material Handling Corp., Sr. Note, 10.750%, 11/15/2006	0
200,000		Columbus McKinnon Corp., Sr. Secd. Note, 10.000%, 8/1/2010	212,000
1,250,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.500%, 4/1/2008	1,156,250
1,325,000	[1,2]	NationsRent Cos., Inc., Sr. Secd. Note, 9.500%, 10/15/2010	1,404,500
725,000		United Rentals, Inc., Sr. Note, 6.500%, 2/15/2012	685,125

		TOTAL	6,143,125

		Consumer Products--4.6%
1,475,000		Alltrista Corp., Unsecd. Note, 9.750%, 5/1/2012	1,615,125
350,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.250%, 4/1/2012	357,000
750,000	[1,2]	Ames True Temper, Inc., Sr. Sub. Note, 10.000%, 7/15/2012	755,625
1,450,000		Armkel Finance, Inc., Sr. Sub. Note, 9.500%, 8/15/2009	1,591,375
725,000		Chattem, Inc., Sr. Sub. Note, 7.000%, 3/1/2014	696,000
200,000	[4]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
250,000	[4]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
700,000		ICON Health & Fitness, Inc., Company Guarantee, 11.250%, 4/1/2012	766,500
2,150,000	[3]	Jostens Holding Corp., Discount Bond, 0/10.250%, 12/1/2013	1,462,000
825,000		Jostens, Inc., Sr. Sub. Note, 12.750%, 5/1/2010	936,375
175,000	[1,2]	K2, Inc., Sr. Note, 7.375%, 7/1/2014	179,823
650,000	[1,2]	Leiner Health Products, Unsecd. Note, 11.000%, 6/1/2012	674,375
925,000	[3]	NBC Acqusition Corp., Sr. Disc. Note, 0/11.000%, 3/15/2013	587,375
825,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	812,625
1,425,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	1,392,937
875,000	[1,2]	Sealy Mattress Co., Sr. Sub. Note, 8.250%, 6/15/2014	883,750
1,000,000	[1,2]	Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014	1,022,500
455,000		Tempur World, Sr. Sub. Note, 10.250%, 8/15/2010	515,287
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Products--continued
$250,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	$251,250
1,600,000		United Industries Corp., Sr. Sub. Note, Series D, 9.875%, 4/1/2009	1,678,000
800,000	[1,2]	WH Holdings Ltd., Sr. Note, 9.500%, 4/1/2011	834,000

		TOTAL	17,011,922

		Diversified Manufacturing--0.6%
750,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.250%, 10/15/2011	813,750
825,000	[1,2]	Polypore, Inc., Sr. Sub. Note, 8.750%, 5/15/2012	874,500
450,000		Thermadyne Holdings Corp., Sr. Secd. Note, 9.250%, 2/1/2014	446,625

		TOTAL	2,134,875

		Energy--2.8%
1,200,000		CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	1,404,000
375,000	[1,2]	Chesapeake Energy Corp., Sr. Note, 7.500%, 6/15/2014	387,187
1,300,000		Compton Petroleum Corp., Sr. Note, 9.900%, 5/15/2009	1,413,750
1,000,000		Continental Resources, Inc., Sr. Sub. Note, 10.250%, 8/1/2008	1,037,500
725,000	[1,2]	Ferrellgas Escrow LLC, Sr. Note, 6.750%, 5/1/2014	699,625
325,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.000%, 6/1/2011	339,625
500,000		Magnum Hunter Resources, Inc., Sr. Note, 9.600%, 3/15/2012	552,500
900,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	949,500
350,000	[1,2]	Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	350,000
1,200,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	1,284,000
925,000		Tesoro Petroleum Corp., Company Guarantee, Series B, 9.625%, 11/1/2008	1,017,500
550,000		Tesoro Petroleum Corp., Sr. Secd. Note, 8.000%, 4/15/2008	591,250
300,000		Tesoro Petroleum Corp., Sr. Sub. Note, 9.000%, 7/1/2008	310,500

		TOTAL	10,336,937

		Entertainment--2.7%
200,000	[1,2]	AMC Entertainment, Inc., Sr. Sub. Note, 8.000%, 3/1/2014	192,000
1,475,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	1,556,125
750,000		Cinemark USA, Sr. Sub. Note, 9.000%, 2/1/2013	821,250
1,900,000	[1,2,3]	Cinemark, Inc., Sr. Disc. Note, 0/9.750%, 3/15/2014	1,249,250
975,000		Intrawest Corp., Company Guarantee, 10.500%, 2/1/2010	1,061,531
950,000	[1,2]	Six Flags, Inc., Sr. Note, 9.625%, 6/1/2014	954,750
2,150,000		Universal City Development Partners Ltd., Sr. Note, 11.750%, 4/1/2010	2,499,375
725,000		Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008	772,364
675,000		Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010	797,816

		TOTAL	9,904,461

		Environmental--1.3%
2,750,000		Allied Waste North America, Inc., Company Guarantee, Series B, 9.250%, 9/1/2012	3,086,875
900,000	[1,2]	Clean Harbors, Inc., Sr. Secd. Note, 11.250%, 7/15/2012	913,500
925,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.500%, 4/1/2009	971,250

		TOTAL	4,971,625

		Financial Institutions--0.3%
1,000,000		Dollar Financial Group, Inc., Company Guarantee, 9.750%, 11/15/2011	1,050,000

Principal Amount			Value
		CORPORATE BONDS--continued
		Food & Beverage--6.4%
$413,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	$440,877
1,275,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	1,530,000
800,000		B&G Foods, Inc., Company Guarantee, Series D, 9.625%, 8/1/2007	818,000
950,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.000%, 2/15/2008	1,028,375
1,800,000		Del Monte Corp., Company Guarantee, Series B, 9.250%, 5/15/2011	1,953,000
850,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	913,750
1,300,000		Dole Food, Inc., Company Guarantee, 7.250%, 6/15/2010	1,280,500
1,250,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	1,321,875
725,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.750%, 1/15/2008	511,125
1,000,000	[1,2]	Gold Kist, Inc., Sr. Note, 10.250%, 3/15/2014	1,090,000
1,225,000		Land O'Lakes, Inc., Sr. Note, 8.750%, 11/15/2011	1,145,375
1,075,000		Michael Foods, Inc., Sr. Sub. Note, 8.000%, 11/15/2013	1,115,312
575,000		National Beef Packaging Co. LLC, Sr. Note, 10.500%, 8/1/2011	612,375
1,250,000	[1,2]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	1,275,000
1,150,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	1,273,625
1,325,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.250%, 11/15/2013	1,417,750
1,000,000		Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	1,060,000
1,400,000		Smithfield Foods, Inc., Note, 7.750%, 5/15/2013	1,473,500
450,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	472,500
575,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	619,562
625,000		Swift & Co., Sr. Sub. Note, 12.500%, 1/1/2010	670,312
1,600,000	[1,2,3]	UAP Holding Corp., Sr. Disc. Note, 0/10.750%, 7/15/2012	1,286,400
325,000	[1,2]	United Agri Products, Inc., Sr. Note, 8.250%, 12/15/2011	360,750

		TOTAL	23,669,963

		Gaming--6.2%
475,000	[1,2]	American Casino & Entertainment, Sr. Secd. Note, 7.850%, 2/1/2012	484,500
300,000		Boyd Gaming Corp., Sr. Sub. Note, 7.750%, 12/15/2012	303,375
1,325,000		Boyd Gaming Corp., Sr. Sub. Note, 8.750%, 4/15/2012	1,414,437
1,050,000	[1,2]	Global Cash Access LLC, Sr. Sub. Note, 8.750%, 3/15/2012	1,101,187
725,000		Isle of Capri Casinos, Inc., Company Guarantee, 9.000%, 3/15/2012	789,344
400,000	[1,2]	Isle of Capri Casinos, Inc., Sr. Sub. Note, 7.000%, 3/1/2014	373,000
625,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	659,375
3,050,000		MGM Grand, Inc., Sr. Sub. Note, 9.750%, 6/1/2007	3,355,000
1,150,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.750%, 4/1/2010	1,242,000
825,000		Majestic Star Casino LLC, Company Guarantee, 9.500%, 10/15/2010	835,312
1,650,000		Mandalay Resort Group, Sr. Sub. Note, 10.250%, 8/1/2007	1,856,250
750,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	756,562
900,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.000%, 4/1/2012	964,125
175,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.375%, 7/1/2011	189,219
2,525,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	2,663,875
700,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	775,250
725,000		Penn National Gaming, Inc., Company Guarantee, 8.875%, 3/15/2010	790,250
850,000		Station Casinos, Inc., Sr. Sub. Note, 6.500%, 2/1/2014	818,125
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$1,050,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	$1,126,125
1,275,000		Venetian Casino/LV Sands, Company Guarantee, 11.000%, 6/15/2010	1,474,219
619,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.000%, 11/1/2010	744,347

		TOTAL	22,715,877

		Healthcare--4.4%
250,000		Alaris Medical Systems, Sr. Sub. Note, 7.250%, 7/1/2011	277,500
1,575,000		AmeriPath, Inc., Company Guarantee, 10.500%, 4/1/2013	1,598,625
650,000		Ardent Health Services, Sr. Sub. Note, 10.000%, 8/15/2013	698,750
375,000	[1,2]	Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012	394,687
300,000		Concentra Operating Corp., Sr. Sub. Note, 9.500%, 8/15/2010	321,000
1,825,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.000%, 9/1/2013	1,957,312
1,000,000		HCA - The Healthcare Corp., Sr. Note, 6.910%, 6/15/2005	1,029,878
1,250,000		HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011	1,372,740
2,175,000		HCA Inc., Sr. Note, 6.750%, 7/15/2013	2,231,767
550,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	567,875
500,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	512,500
610,293		Magellan Health Services, Inc., Sr. Note, Series A, 9.375%, 11/15/2008	657,591
425,000	[1,2]	Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.000%, 7/15/2012	435,625
750,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	806,250
675,000	[1,2]	Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	688,500
525,000		Universal Hospital Services, Inc., Sr. Note, 10.125%, 11/1/2011	538,125
350,000	[1,2]	VWR International, Inc., Sr. Sub. Note, 8.000%, 4/15/2014	358,750
1,625,000		Vanguard Health Systems, Company Guarantee, 9.750%, 8/1/2011	1,767,187

		TOTAL	16,214,662

		Industrial - Other--4.7%
500,000	[1,2]	Aearo Co. I, Sr. Sub. Note, 8.250%, 4/15/2012	512,500
1,200,000		Brand Services, Inc., Company Guarantee, 12.000%, 10/15/2012	1,398,000
1,750,000		Eagle Picher Industries, Inc., Sr. Note, 9.750%, 9/1/2013	1,890,000
550,000		Foamex LP, Company Guarantee, 10.750%, 4/1/2009	547,250
525,000		Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007	448,875
800,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	864,000
1,000,000		Hines Nurseries, Inc., Company Guarantee, 10.250%, 10/1/2011	1,085,000
1,150,000		Interline Brands, Inc., Sr. Sub. Note, 11.500%, 5/15/2011	1,276,500
1,075,000	[1,2]	Milacron Escrow Corp., Sr. Secd. Note, 11.500%, 5/15/2011	1,075,000
1,300,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.000%, 9/30/2010	1,384,500
833,333	[1,2]	Neenah Corp., Sr. Sub. Note, 13.000%, 9/30/2013	820,833
1,300,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	1,397,500
1,150,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	1,270,750
1,300,000	[1,2]	Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	1,254,500
725,000	[1,2]	Superior Essex Communications LLC, Sr. Note, 9.000%, 4/15/2012	703,250
450,000	[1,2]	Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	443,250
700,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	722,750

		TOTAL	17,094,458

Principal Amount			Value
		CORPORATE BONDS--continued
		Lodging--1.5%
$725,000		Courtyard by Marriott II LP, Sr. Note, 10.750%, 2/1/2008	$730,437
468,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	480,870
1,325,000		Hilton Hotels Corp., Sr. Note, 8.250%, 2/15/2011	1,480,687
1,000,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.000%, 5/15/2010	1,082,500
1,725,000		Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007	1,841,438

		TOTAL	5,615,932

		Media - Cable--3.0%
2,075,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,168,375
925,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	966,625
1,225,000	[1,2]	Cablevision Systems Corp., Sr. Note, 8.000%, 4/15/2012	1,218,875
1,250,000	[3]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/13.500%, 1/15/2011	921,875
1,125,000		Charter Communications Holdings Capital Corp., Sr. Disc. Note, 9.920%, 4/1/2011	894,375
700,000		Charter Communications Holdings Capital Corp., Sr. Note, 10.000%, 5/15/2011	558,250
1,650,000	[1,2]	Charter Communications Holdings II, Sr. Note, 10.250%, 9/15/2010	1,670,625
2,100,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	2,168,250
400,000		Rogers Cablesystems Ltd., Sr. Sub. GTD Note, 11.000%, 12/1/2015	451,000

		TOTAL	11,018,250

		Media - Non-Cable--8.7%
1,925,000		Advanstar Communications, Company Guarantee, Series B, 12.000%, 2/15/2011	2,059,750
775,000	[3]	Advanstar, Inc., Company Guarantee, Series B, 0/15.000%, 10/15/2011	628,719
675,000	[1,2]	Affinity Group, Inc., Sr. Sub. Note, 9.000%, 2/15/2012	699,469
1,150,000		American Media Operations, Inc., Company Guarantee, Series B, 10.250%, 5/1/2009	1,190,250
250,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	243,750
525,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	552,563
400,000	[1,2]	Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014	401,000
1,925,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	2,141,563
2,425,000		Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012	2,843,313
2,275,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	2,513,875
1,425,000	[1,2,3]	Dex Media, Inc., Discount Note, 0/9.000%, 11/15/2013	926,250
1,800,000		Echostar DBS Corp., Sr. Note, 5.750%, 10/1/2008	1,786,500
750,000	[3]	Houghton Mifflin Co., Sr. Disc. Note, 0/11.500%, 10/15/2013	395,625
200,000	[1,2]	Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	196,000
1,100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	1,127,500
325,000		Liberty Group Ltd., Sr. Sub. Note, 9.375%, 2/1/2008	325,000
975,000		Lodgenet Entertainment, Sr. Sub. Note, 9.500%, 6/15/2013	1,060,313
1,775,000		PanAmSat Corp., Sr. Note, 8.500%, 2/1/2012	2,016,844
725,000	[3]	Quebecor Media Inc., Sr. Disc. Note, 0/13.750%, 7/15/2011	674,250
875,000		Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011	1,001,875
1,400,000	[1,2]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	1,634,500
275,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.500%, 3/1/2011	270,188
950,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.000%, 3/15/2012	973,750
2,725,000		Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009	2,956,625
934,893	[3]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.000%, 12/31/2009	885,811
560,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.000%, 6/15/2010	644,700
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$894,000	[3]	Yell Finance BV, Sr. Disc. Note, 0/13.500%, 8/1/2011	$844,830
650,000		Yell Finance BV, Sr. Note, 10.750%, 8/1/2011	762,125
160,819		Ziff Davis Media, Inc., Company Guarantee, Series, 12.000%, 8/12/2009	158,407

		TOTAL	31,915,345

		Metals & Mining--1.5%
350,000		California Steel Industries, Inc., Sr. Note, 6.125%, 3/15/2014	328,125
325,000		Commonwealth Aluminum Corp., Sr. Sub. Note, 10.750%, 10/1/2006	328,250
1,325,000		Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	1,427,688
700,000	[1,2]	Ispat Inland ULC, Sr. Secd. Note, 9.750%, 4/1/2014	728,000
625,000	[4]	Republic Technologies International, Inc., Company Guarantee, 13.750%, 7/15/2009	0
975,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	1,023,750
1,093,000		United States Steel Corp., Sr. Note, 9.750%, 5/15/2010	1,210,498
625,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, 10.250%, 5/15/2012	635,938

		TOTAL	5,682,249

		Packaging--3.1%
1,300,000		Berry Plastics Corp., Company Guarantee, 10.750%, 7/15/2012	1,449,500
1,375,000		Graham Packaging Co., Sr. Sub. Note, 8.750%, 1/15/2008	1,388,750
800,000		Graham Packaging Co., Sub. Note, 4.795%, 1/15/2008	772,000
825,000		Huntsman Packaging Corp., Company Guarantee, 13.000%, 6/1/2010	746,625
725,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.750%, 5/15/2011	754,000
625,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.250%, 5/15/2013	646,875
1,000,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	1,085,000
1,050,000		Owens-Illinois, Inc., Sr. Note, 8.100%, 5/15/2007	1,086,750
625,000		Plastipak Holdings, Company Guarantee, 10.750%, 9/1/2011	671,875
250,000		Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009	270,000
800,000		Pliant Corp., Sr. Sub. Note, 13.000%, 6/1/2010	724,000
129,530	[1,2]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.000%, 11/30/2008	0
1,850,000		Tekni-Plex, Inc., Company Guarantee, Series B, 12.750%, 6/15/2010	1,785,250

		TOTAL	11,380,625

		Paper--3.9%
125,000		Boise Cascade Corp., Sr. Note, 6.500%, 11/1/2010	127,813
250,000		Boise Cascade Corp., Sr. Note, 7.000%, 11/1/2013	256,250
5,150,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	5,883,875
1,000,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.500%, 8/15/2013	1,090,000
400,000		Jefferson Smurfit Corp., Company Guarantee, 7.500%, 6/1/2013	397,000
950,000		Jefferson Smurfit Corp., Company Guarantee, 8.250%, 10/1/2012	988,000
1,150,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	1,282,250
1,064,506		MDP Acquisitions PLC, Sub. Note, 15.500%, 10/1/2013	1,245,472
750,000	[1,2]	Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014	772,500
1,375,000		Stone Container Corp., Sr. Note, 9.750%, 2/1/2011	1,519,375
900,000		Tembec Industries, Inc., 8.500%, 2/1/2011	913,500

		TOTAL	14,476,035

Principal Amount			Value
		CORPORATE BONDS--continued
		Restaurants--0.9%
$575,000		Advantica Restaurant Group, Sr. Note, 11.250%, 1/15/2008	$557,750
275,000		Buffets, Inc., Sr. Sub. Note, 11.250%, 7/15/2010	288,750
1,325,000		Carrols Corp., Company Guarantee, 9.500%, 12/1/2008	1,378,000
925,000		Domino's, Inc., Sr. Sub. Note, 8.250%, 7/1/2011	975,875

		TOTAL	3,200,375

		Retailers--3.9%
1,650,000		Buhrmann US, Inc., Company Guarantee, 12.250%, 11/1/2009	1,823,250
1,100,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.500%, 12/15/2013	1,097,250
1,000,000		FTD, Inc., Sr. Sub. Note, 7.750%, 2/15/2014	950,000
550,000	[1,2]	Finlay Fine Jewelry Corp., Sr. Note, 8.375%, 6/1/2012	574,750
575,000	[1,2]	General Nutrition Center, Sr. Sub. Note, 8.500%, 12/1/2010	598,000
875,000	[1,2]	Lazy Days' R.V. Center, Inc., Sr. Note, 11.750%, 5/15/2012	923,125
600,000		Michaels Stores, Inc., Sr. Note, 9.250%, 7/1/2009	660,000
1,475,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	1,593,000
575,000		Penney (J.C.) Co., Inc., Note, 7.600%, 4/1/2007	623,875
1,509,000		Penney (J.C.) Co., Inc., Note, 9.000%, 8/1/2012	1,788,165
975,000	[1,2]	Petro Stopping Centers, Sr. Secd. Note, 9.000%, 2/15/2012	970,125
1,400,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	1,484,000
325,000		Rite Aid Corp., Sr. Secd. Note, 9.500%, 2/15/2011	359,938
857		Saks Inc., 8.250%, 11/15/2008	932
825,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	907,500

		TOTAL	14,353,910

		Services--0.8%
300,000		CB Richard Ellis Services, Sr. Note, 9.750%, 5/15/2010	331,500
325,000	[1,2,3]	Language Line, Inc., Sr. Disc. Note, 0/14.125%, 6/15/2013	170,625
325,000	[1,2]	Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012	331,500
950,000		SITEL Corp., Sr. Sub. Note, 9.250%, 3/15/2006	935,750
1,125,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.750%, 12/15/2009	1,299,375

		TOTAL	3,068,750

		Technology--3.5%
911,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.750%, 2/1/2013	1,067,009
1,325,000		Activant Solutions, Inc., Sr. Note, 10.500%, 6/15/2011	1,404,500
450,000	[1,2]	Da-Lite Screen Co., Inc., Sr. Note, 9.500%, 5/15/2011	468,000
825,000		Danka Business Systems PLC, Sr. Note, 11.000%, 6/15/2010	858,000
1,350,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	1,488,375
600,000		Seagate Technology HDD Holdings, Sr. Note, 8.000%, 5/15/2009	630,000
650,000		Telex Communications, Inc., Sr. Secd. Note, 11.500%, 10/15/2008	700,375
1,600,000	[1,2]	UGS Corp., Sr. Sub. Note, 10.000%, 6/1/2012	1,708,000
875,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	905,625
1,000,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	1,030,000
2,375,000		Xerox Corp., Sr. Note, 9.750%, 1/15/2009	2,719,375

		TOTAL	12,979,259

Principal Amount			Value
		CORPORATE BONDS--continued
		Textile--1.1%
$625,000	[4]	Dyersburg Corp., Sr. Sub. Note, 9.750%, 9/1/2007	$63
950,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	916,750
575,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	566,375
350,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	368,375
1,450,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	1,551,500
634,000		William Carter Co., Sr. Sub. Note, Series B, 10.875%, 8/15/2011	716,420

		TOTAL	4,119,483

		Tobacco--0.7%
1,000,000	[1,2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	1,072,500
700,000		Dimon, Inc., Sr. Note, 7.750%, 6/1/2013	652,750
425,000		Dimon, Inc., Sr. Note, Series B, 9.625%, 10/15/2011	432,438
375,000	[1,2]	Standard Commercial Corp., Sr. Note, 8.000%, 4/15/2012	368,438

		TOTAL	2,526,126

		Transportation--0.8%
825,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	738,375
700,000	[4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.250%, 11/15/2005	0
800,000		Stena AB, Sr. Note, 7.500%, 11/1/2013	794,000
1,200,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	1,335,000
800,000	[4]	The Holt Group, Inc., Company Guarantee, 9.750%, 1/15/2006	0

		TOTAL	2,867,375

		Utility - Electric--3.4%
1,475,000		CMS Energy Corp., Sr. Note, 7.500%, 1/15/2009	1,480,531
1,284,792		Caithness Coso Funding Corp., Sr. Secd. Note, Series B, 9.050%, 12/15/2009	1,406,848
475,000		Calpine Canada Energy Finance Corp., Company Guarantee, 8.500%, 5/1/2008	315,875
1,750,000		Calpine Corp., Note, 8.500%, 2/15/2011	1,150,625
1,700,000		Illinois Power Co., 1st Mtg. Bond, 11.500%, 12/15/2010	2,014,500
1,025,000	[1,2]	NRG Energy, Inc., Sr. Secd. Note, 8.000%, 12/15/2013	1,042,938
100,000	[1,2]	Nevada Power Co., 6.500%, 4/15/2012	94,861
1,250,000		Nevada Power Co., Second Mortgage Notes, 9.000%, 8/15/2013	1,362,500
1,700,000		PSEG Energy Holdings, Sr. Note, 10.000%, 10/1/2009	1,942,250
650,000		Reliant Resources, Inc., Sr. Secd. Note, 9.250%, 7/15/2010	698,750
800,000		Reliant Resources, Inc., Sr. Secd. Note, 9.500%, 7/15/2013	868,000

		TOTAL	12,377,678

		Utility - Natural Gas--4.0%
250,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	273,750
1,350,000		El Paso Corp., 6.750%, 5/15/2009	1,228,500
425,000		El Paso Corp., Note, 6.950%, 12/15/2007	413,313
2,825,000		El Paso Corp., Sr. Note, 7.800%, 8/1/2031	2,281,188
1,150,000		El Paso Corp., Sr. Note, 8.050%, 10/15/2030	943,000
1,450,000		El Paso Production Holding Co., Company Guarantee, 7.750%, 6/1/2013	1,344,875
725,000	[1,2]	Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	739,500
650,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	669,500
1,800,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,768,500
375,000		Tennessee Gas Pipeline, Sr. Deb., 7.500%, 4/1/2017	371,250
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$200,000		Transcontinental Gas Pipe Corp., Note, 7.000%, 8/15/2011	$206,250
1,125,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	1,276,875
1,325,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	1,285,250
775,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	751,750
1,225,000		Williams Cos., Inc., Sr. Note, 8.625%, 6/1/2010	1,350,563

		TOTAL	14,904,064

		Wireless Communications--2.0%
1,325,000		American Cellular Corp., Sr. Note, Series B, 10.000%, 8/1/2011	1,159,375
3,775,000		NEXTEL Communications, Inc., Sr. Note, 7.375%, 8/1/2015	3,822,188
478,000		Nextel Partners, Inc., Sr. Note, 12.500%, 11/15/2009	560,455
450,000		Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	461,250
1,050,000	[1,2]	Rogers Wireless, Inc., Sr. Secd. Note, 6.375%, 3/1/2014	973,875
125,000		Triton PCS, Inc., Sr. Note, 8.500%, 6/1/2013	119,688
400,000	[1,2]	US Unwired, Inc., Sr. Secd. Note, 10.000%, 6/15/2012	406,000

		TOTAL	7,502,831

		Wireline Communications--3.5%
1,050,000		Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	1,097,250
1,300,000		Cincinnati Bell, Inc., Company Guarantee, 7.250%, 7/15/2013	1,228,500
975,000		Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	882,375
650,000		Eircom Funding, Sr. Sub. Note, 8.250%, 8/15/2013	679,250
425,000	[1,2]	Primus Telecommunications Holding, Inc., Sr. Note, 8.000%, 1/15/2014	376,125
500,000		Qwest Capital Funding, Company Guarantee, 7.250%, 2/15/2011	432,500
3,925,000	[1,2]	Qwest Communications International, Inc., Note, 9.125%, 3/15/2012	4,307,688
3,350,000	[1,2]	Qwest Communications International, Inc., Sr. Sub. Note, 13.500%, 12/15/2010	3,911,125

		TOTAL	12,914,813

		TOTAL CORPORATE BONDS (IDENTIFIED COST $337,295,455)	346,519,181

		PREFERRED STOCKS--0.9%
		Healthcare--0.1%
3,426		River Holding Corp., Sr. Exchangeable PIK	358,360

		Media - Non-Cable--0.5%
9,950		Primedia, Inc., Cumulative Pfd., Series D, $10.00, Annual Dividend	940,275
9,475		Primedia, Inc., Pfd., $9.20, Annual Dividend	843,275
42		Ziff Davis Media, Inc., PIK Pfd., Series E-1	21,105

		TOTAL	1,804,655

		Retailers--0.3%
1,100	[1,2]	General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, (Series A)	1,196,250

		Wireline Communications--0.0%
11,079		McLeodUSA, Inc., Conv. Pfd., (Series A)	28,816

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,668,819)	3,388,081

		COMMON STOCKS & WARRANTS--0.2%[4]
		Chemicals--0.0%
332		General Chemical Industrial Products, Inc.	61,786
192		General Chemical Industrial Products, Inc., Warrants	0
142		General Chemical Industrial Products, Inc., Warrants	0

		TOTAL	61,786

Shares or Principal Amount			Value
		COMMON STOCKS & WARRANTS--continued[4]
		Consumer Products--0.0%
580	[1]	Sleepmaster LLC	$155,301

		Diversified Manufacturing--0.1%
9,269		Simonds Industries, Inc.	232,559

		Entertainment--0.0%
3,408		AMF Bowling Worldwide, Inc., Warrants	0

		Industrial - Other--0.1%
156,932	[1,2]	ACP Holdings Corp., Warrants	176,548

		Media - Cable--0.0%
2,922		NTL, Inc.	168,366

		Media - Non-Cable--0.0%
425		Advanstar, Inc., Warrants	9
850		XM Satellite Radio, Inc., Warrants	47,175
7,700		Ziff Davis Media, Inc., Warrants	3,850

		TOTAL	51,034

		Metals & Mining--0.0%
625		Republic Technologies International, Inc., Warrants	6
23,013		Royal Oak Mines, Inc.	69

		TOTAL	75

		Other--0.0%
71	[1]	CVC Claims Litigation LLC	0

		Packaging--0.0%
650		Pliant Corp., Warrants	7
15,500		Russell Stanley Holdings, Inc.	0

		TOTAL	7

		Paper--0.0%
450	1,2,	MDP Acquisitions PLC, Warrants	2,250

		Wireline Communications--0.0%
24,549		McLeodUSA, Inc., Warrants	3,437
7,367		Viatel Holding (Bermuda) Ltd.	6,629

		TOTAL	10,066

		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $4,747,670)	857,992

		REPURCHASE AGREEMENT--1.8%
$6,687,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.60%, dated 6/30/2004, to be repurchased at $6,687,297 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236 (AT AMORTIZED COST)	6,687,000

		TOTAL INVESTMENTS--98.5% (IDENTIFIED COST $359,652,069)[5]	362,779,112

		OTHER ASSETS AND LIABILITIES - NET--1.5%	5,447,165

		TOTAL NET ASSETS--100%	$368,226,277

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2004, these securities amounted to $79,799,105 which represents 21.7% of total net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $79,643,804 and representing 21.6% of total net assets).

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Non-income producing security.

5 The cost of investments for federal tax purposes is $359,883,086.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $359,652,069)		$362,779,112
Cash		2,026,110
Income receivable		7,569,150
Receivable for shares sold		164,283
Prepaid expense		18,460

TOTAL ASSETS		372,557,115

Liabilities:
Payable for investments purchased	$3,620,540
Payable for shares redeemed	686,565
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	7,258
Payable for distribution services fee (Note 5)	16,475

TOTAL LIABILITIES		4,330,838

Net assets for 48,563,453 shares outstanding		$368,226,277

Net Assets Consist of:
Paid-in capital		$424,921,868
Net unrealized appreciation of investments		3,127,043
Accumulated net realized loss on investments		(73,776,907)
Undistributed net investment income		13,954,273

TOTAL NET ASSETS		$368,226,277

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$286,181,281 ÷ 37,721,164 shares outstanding, no par value, unlimited shares authorized		$7.59

Service Shares:
$82,044,996 ÷ 10,842,289 shares outstanding, no par value, unlimited shares authorized		$7.57

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Interest		$16,169,509
Dividends		98,969

TOTAL INCOME		16,268,478

Expenses:
Investment adviser fee (Note 5)	$1,187,760
Administrative personnel and services fee (Note 5)	158,260
Custodian fees	10,836
Transfer and dividend disbursing agent fees and expenses (Note 5)	16,364
Directors'/Trustees' fees	1,898
Auditing fees	8,877
Legal fees	1,016
Portfolio accounting fees	54,021
Distribution services fee--Service Shares (Note 5)	111,949
Printing and postage	21,199
Insurance premiums	5,902
Miscellaneous	1,877

TOTAL EXPENSES	1,579,959

Waiver of administrative personnel and services fee (Note 5)	(7,414)

Net expenses		1,572,545

Net investment income		14,695,933

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		3,004,132
Net change in unrealized appreciation of investments		(9,746,165)

Net realized and unrealized loss on investments		(6,742,033)

Change in net assets resulting from operations		$7,953,900

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,695,933	$27,636,710
Net realized gain (loss) on investments	3,004,132	(5,754,933)
Net change in unrealized appreciation/depreciation of investments	(9,746,165)	47,722,022

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,953,900	69,603,799

Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(22,381,790)	(19,635,355)
Service Shares	(6,562,870)	(3,390,505)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,944,660)	(23,025,860)

Share Transactions:
Proceeds from sale of shares	114,029,918	432,307,382
Net asset value of shares issued to shareholders in payment of distributions declared	28,944,654	23,025,854
Cost of shares redeemed	(175,572,965)	(362,462,409)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,598,393)	92,870,827

Change in net assets	(53,589,153)	139,448,766

Net Assets:
Beginning of period	421,815,430	282,366,664

End of period (including undistributed net investment income of $13,954,273 and $28,203,000, respectively)	$368,226,277	$421,815,430

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some case the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on each restricted illiquid security held at June 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997 -- 6/18/1997	$590,615

Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	10/23/1998 -- 12/28/2001	$938,007

Sleepmaster LLC	12/13/1999 - 3/7/2001	$517,718

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	6,909,543	$53,955,674	43,307,921	$315,286,098
Shares issued to shareholders in payment of distributions declared	2,968,407	22,381,787	2,879,084	19,635,353
Shares redeemed	(12,711,147)	(98,287,129)	(38,284,007)	(279,912,452)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(2,833,197)	$(21,949,668)	7,902,998	$55,008,999

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,699,630	$60,074,244	15,812,831	$117,021,284
Shares issued to shareholders in payment of distributions declared	871,563	6,562,867	497,141	3,390,501
Shares redeemed	(9,970,923)	(77,285,836)	(11,276,205)	(82,549,957)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,399,730)	$(10,648,725)	5,033,767	$37,861,828

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,232,927)	$(32,598,393)	12,936,765	$92,870,827

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $359,883,086. The net unrealized appreciation of investments for federal tax purposes was $2,896,026. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,469,701 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,573,675.

At December 31, 2003, the Fund had a capital loss carryforward of $74,889,463 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 1,810,599

2008	$ 7,050,529

2009	$27,754,606

2010	$32,328,794

2011	$ 5,944,935

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004 the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$99,970,899

Sales	$136,411,013

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated High Income Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00433-02 (8/04)

Federated Investors
World-Class Investment Manager

Federated International Equity Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
Year Ended December 31	6/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.59	$ 8.79	$11.38	$18.49	$27.64	$15.39
Income From Investment Operations:
Net investment income (loss)	0.03	0.01 [1]	0.02	0.03 [1]	0.05	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.28	2.79	(2.61)	(5.15)	(4.93)	12.72

TOTAL FROM INVESTMENT OPERATIONS	0.31	2.80	(2.59)	(5.12)	(4.88)	12.70

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	(1.99)	(4.27)	(0.45)

Net Asset Value, End of Period	$11.90	$11.59	$ 8.79	$11.38	$18.49	$27.64

Total Return[2]	2.67%	31.85%	(22.76)%	(29.42)%	(22.61)%	84.88%

Ratios to Average Net Assets:

Expenses	1.64%[3]	1.70%[4]	1.50%[4]	1.41%	1.28%	1.25%

Net investment income (loss)	0.46%[3]	0.15%	0.26%	0.23%	0.17%	(0.34)%

Expense waiver/reimbursement[5]	0.05%[3]	0.05%	0.10%	0.10%	0.02%	0.46%

Supplemental Data:
Net assets, end of period (000 omitted)	$47,633	$45,924	$37,488	$60,632	$98,180	$105,100

Portfolio turnover	50%	193%	103%	206%	262%	304%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.70% and 1.50% for the years ended December 31, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--94.4%
		AUSTRALIA--1.9%
		Media--1.9%
26,025		News Corp. Ltd., ADR	$921,806

		CANADA--5.0%
		Materials--4.9%
11,600		Alcan, Inc.	480,240
35,800		Glamis Gold Ltd.	627,574
72,900		Placer Dome, Inc.	1,213,056

		TOTAL	2,320,870

		Technology Hardware & Equipment--0.1%
3,500	[1]	Celestica, Inc.	69,825

		TOTAL CANADA	2,390,695

		FINLAND--1.0%
		Materials--1.0%
35,900		Stora Enso Oyj, Class R	488,167

		FRANCE--8.2%
		Banks--1.0%
7,600		BNP Paribas SA	468,527

		Energy--2.3%
5,740		Total SA, Class B	1,096,933

		Household & Personal Products--2.0%
12,200		L'Oreal SA	976,774

		Insurance--1.1%
22,800		AXA	503,284

		Software & Services--1.8%
18,100		Dassault Systemes SA	841,234

		TOTAL FRANCE	3,886,752

		GERMANY, FEDERAL REPUBLIC OF--7.8%
		Capital Goods--2.0%
13,400		Siemens AG	965,973

		Materials--1.3%
11,100		BASF AG	595,493

		Software & Services--2.2%
6,300		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	1,046,908

		Telecommunication Services--2.3%
63,300		Deutsche Telekom AG, Class REG	1,114,732

		TOTAL GERMANY, FEDERAL REPUBLIC OF	3,723,106

		ISRAEL--1.0%
		Pharmaceuticals & Biotechnology--1.0%
7,000		Teva Pharmaceutical Industries Ltd., ADR	471,030

		ITALY--3.1%
		Insurance--1.5%
26,800		Assicurazioni Generali SpA	724,603

		Media--1.6%
65,200		Mediaset SpA	745,052

		TOTAL ITALY	1,469,655

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		JAPAN--24.7%
		Automobiles & Components--2.3%
22,200		Honda Motor Co. Ltd.	$1,073,026

		Banks--1.9%
100		Mitsubishi Tokyo Financial Group, Inc.	928,096

		Capital Goods--4.0%
9,700		Fanuc Ltd.	580,262
123,000		Mitsubishi Electric Corp.	605,817
6,800		SMC Corp.	737,331

		TOTAL	1,923,410

		Commercial Services & Supplies--3.0%
57,000		Dai Nippon Printing Co. Ltd.	912,943
12,500		Secom Co. Ltd.	531,817

		TOTAL	1,444,760

		Consumer Durables & Apparel--3.4%
63,000		Matsushita Electric Industrial Co.	896,733
45,000		Sharp Corp.	720,744

		TOTAL	1,617,477

		Diversified Financials--2.1%
68,000		Nomura Holdings, Inc.	1,009,143

		Food & Staples Retailing--1.9%
27,000		Seven-Eleven Japan	883,253

		Materials--1.2%
121,000		Sumitomo Chemical Co.	565,945

		Pharmaceuticals & Biotechnology--1.0%
13,800		Yamanouchi Pharmaceutical Co. Ltd.	465,389

		Technology Hardware & Equipment--3.9%
65,000		Hitachi Ltd.	448,564
5,500		Hoya Corp.	577,165
10,000		Kyocera Corp.	850,907

		TOTAL	1,876,636

		TOTAL JAPAN	11,787,135

		MEXICO--1.1%
		Media--1.1%
11,100		Grupo Televisa SA, GDR	502,497

		NETHERLANDS--3.5%
		Consumer Durables & Apparel--1.9%
34,300		Koninklijke (Royal) Philips Electronics NV	925,710

		Semiconductors & Semiconductor Equipment--1.6%
45,000	[1]	ASM Lithography Holding NV	763,377

		TOTAL NETHERLANDS	1,689,087

		RUSSIA--2.1%
		Energy--2.1%
34,300		Gazprom, ADR	984,410

		SINGAPORE--1.2%
		Banks--1.2%
84,000		Oversea-Chinese Banking Corp. Ltd.	591,670

Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		SPAIN--0.4%
		Media--0.4%
11,200	[1]	Gestevision Telecinco SA	$167,595

		SWITZERLAND--6.5%
		Consumer Durables & Apparel--1.0%
18,800		Compagnie Financiere Richemont AG	491,985

		Diversified Financials--2.3%
15,400		UBS AG	1,087,632

		Pharmaceuticals & Biotechnology--3.2%
15,300		Roche Holding AG	1,518,307

		TOTAL SWITZERLAND	3,097,924

		TAIWAN, PROVINCE OF CHINA--3.4%
		Semiconductors & Semiconductor Equipment--2.1%
692,000	[1]	Nanya Technology Corp.	535,955
329,482		Taiwan Semiconductor Manufacturing Co.	475,035

		TOTAL	1,010,990

		Technology Hardware & Equipment--1.3%
262,000		Asustek Computer, Inc.	597,051

		TOTAL TAIWAN, PROVINCE OF CHINA	1,608,041

		UNITED KINGDOM--23.5%
		Banks--2.5%
40,870		Royal Bank of Scotland PLC, Edinburgh	1,180,786

		Capital Goods--1.1%
39,500		Smiths Industries	536,467

		Diversified Financials--1.7%
121,000		Amvescap PLC	827,731

		Food & Staples Retailing--2.1%
208,400		Tesco PLC	1,009,493

		Food Beverage & Tobacco--2.2%
77,300		Diageo PLC	1,045,627

		Household & Personal Products--2.0%
32,950		Reckitt Benckiser PLC	935,782

		Materials--2.2%
43,900		Rio Tinto PLC	1,059,069

		Media--1.6%
75,700		WPP Group PLC	771,259

		Pharmaceuticals & Biotechnology--4.6%
8,640		AstraZeneca PLC	388,893
87,900		GlaxoSmithKline PLC	1,784,716

		TOTAL	2,173,609

		Telecommunication Services--3.5%
756,318		Vodafone Group PLC	1,661,528

		TOTAL UNITED KINGDOM	11,201,351

		TOTAL COMMON STOCKS (IDENTIFIED COST $38,491,748)	44,980,921

Shares or Principal Amount			Value in U.S. Dollars
		PREFERRED STOCKS--1.1%
		GERMANY, FEDERAL REPUBLIC OF--1.1%
		Automobiles & Components--1.1%
800		Porsche AG, Pfd., 3.40 Annual Dividend (IDENTIFIED COST $496,576)	$536,651

		REPURCHASE AGREEMENT--2.5%
$1,174,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.600%, dated 6/30/2004, to be repurchased at $1,174,052 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236 (AT AMORTIZED COST)	1,174,000

		TOTAL INVESTMENTS--98.0% (IDENTIFIED COST $40,162,324)[2]	46,691,572

		OTHER ASSETS AND LIABILITIES - NET--2.0%	941,175

		TOTAL NET ASSETS--100%	$47,632,747

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $40,162,324.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified cost $40,162,324)		$46,691,572
Cash denominated in foreign currencies (identified cost $121,216)		123,781
Income receivable		97,884
Receivable for investments sold		844,055
Receivable for shares sold		43,900

TOTAL ASSETS		47,801,192

Liabilities:
Payable for shares redeemed	$32,917
Payable to bank	94,914
Payable for custodian fees	18,149
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	3,574
Payable for auditing fees	6,544
Payable for portfolio accounting fees	9,741
Accrued expenses	2,606

TOTAL LIABILITIES		168,445

Net assets for 4,002,022 shares outstanding		$47,632,747

Net Assets Consist of:
Paid-in capital		$72,303,672
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		6,533,674
Accumulated net realized loss on investments and foreign currency transactions		(31,307,896)
Undistributed net investment income		103,297

TOTAL NET ASSETS		$47,632,747

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$47,632,747 ÷ 4,002,022 shares outstanding, no par value, unlimited shares authorized		$11.90

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $69,928)		$492,867
Interest		5,361

TOTAL INCOME		498,228

Expenses:
Investment adviser fee (Note 5)	$237,434
Administrative personnel and services fee (Note 5)	74,591
Custodian fees	24,610
Transfer and dividend disbursing agent fees and expenses (Note 5)	7,778
Directors'/Trustees' fees	543
Auditing fees	7,504
Legal fees	2,273
Portfolio accounting fees	26,646
Printing and postage	14,952
Insurance premiums	3,685
Interest expense	388
Miscellaneous	142

TOTAL EXPENSES	400,546

Waiver of administrative personnel and services fee (Note 5)	(12,195)

Net expenses		388,351

Net investment income		109,877

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign capital gain taxes withheld of $415)		2,912,425
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(1,821,286)

Net realized and unrealized gain on investments and foreign currency transactions		1,091,139

Change in net assets resulting from operations		$1,201,016

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$109,877	$63,180
Net realized gain on investments and foreign currency transactions	2,912,425	2,273,424
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,821,286)	9,869,547

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,201,016	12,206,151

Share Transactions:
Proceeds from sale of shares	11,085,922	112,239,677
Cost of shares redeemed	(10,578,653)	(116,009,033)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	507,269	(3,769,356)

Change in net assets	1,708,285	8,436,795

Net Assets:
Beginning of period	45,924,462	37,487,667

End of period (including undistributed net investment income of $103,297 and $0, respectively)	$47,632,747	$45,924,462

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreements.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At June 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004	Year Ended 12/31/2003
Shares sold	928,114	12,171,909
Shares redeemed	(888,456)	(12,473,804)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	39,658	(301,895)

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $40,162,324. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $6,529,248. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,645,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $116,216.

At December 31, 2003, the Fund had a capital loss carryforward of $33,822,348 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$21,899,077

2010	$11,923,271

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$23,258,247

Sales	$22,912,887

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2004, the diversification of sectors was as follows:

Sector	Percentage of Net Assets
Consumer Discretionary	16.3%
Financials	15.4%
Information Technology	13.0%
Materials	10.5%
Industrials	10.2%
Consumer Staples	10.2%
Healthcare	9.7%
Telecommunication Services	5.8%
Energy	4.4%

8. LINE OF CREDIT

The Fund, along with Federated World Investment Series, Inc. and Federated International Series, Inc., have entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of June 30, 2004, there were no outstanding loans. During the six months ended June 30, 2004, the maximum outstanding borrowing was $1,471,000. The Fund had an average outstanding daily balance of $552,647 with a high and low interest rate of 1.56% and 1.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $388 for the six months ended June 30, 2004.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated International Equity Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916603

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00433-06 (8/04)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003	Period Ended 12/31/2002 [1]
Net Asset Value, Beginning of Period	$11.40	$ 8.16	$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.10)[2]	(0.00)[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.65	3.34	(1.84)

TOTAL FROM INVESTMENT OPERATIONS	0.60	3.24	(1.84)

Less Distributions:
Distributions from realized gain on investments and foreign currency transactions	(0.00) [3]	--	--

Net Asset Value, End of Period	$12.00	$11.40	$ 8.16

Total Return[4]	5.27%	39.71%	(18.40)%

Ratios to Average Net Assets:

Expenses	1.50%[5]	1.50%	1.50%[5]

Net investment income (loss)	(0.78)%[5]	(0.98)%	(1.02)%[5]

Expense waiver/reimbursement[6]	1.28%[5]	5.14%	95.85%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$9,665	$5,741	$651

Portfolio turnover	32%	38%	19%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Per share information is based on average shares outstanding.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 6/30/2004	Period Ended 12/31/2003 [1]
Net Asset Value, Beginning of Period	$11.40	$ 8.46
Income From Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.08)[2]
Net realized and unrealized gain on investments and foreign currency transactions	0.65	3.02

TOTAL FROM INVESTMENT OPERATIONS	0.59	2.94

Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	(0.00) [3]	--

Net Asset Value, End of Period	$11.99	$11.40

Total Return[4]	5.18%	34.75%

Ratios to Average Net Assets:

Expenses	1.75%[5]	1.75%[5]

Net investment income (loss)	(1.03)%[5]	(1.16)%[5]

Expense waiver/reimbursement[6]	1.28%[5]	5.14%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$25,874	$14,575

Portfolio turnover	32%	38%[7]

1 Reflects operations for the period from May 1, 2003 (date of initial public investment) to December 31, 2003.

2 Per share information is based on average shares outstanding.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended December 31, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--85.9%
		Consumer Discretionary--21.9%
3,100	[1]	1-800-FLOWERS.COM, Inc.	$25,234
2,400	[1,2]	Adesa, Inc.	57,696
36,800	[1]	Advance Auto Parts, Inc.	1,625,824
4,800	[1]	Bed Bath & Beyond, Inc.	184,560
3,700	[1,2]	Brillian Corp.	29,815
500	[1]	Cabela's, Inc., Class A	13,475
900		Carnival Corp.	42,300
4,900		Centex Corp.	224,175
8,700	[1]	Central European Media Enterprises Ltd., Class A	197,664
1,700	[1]	Cheesecake Factory, Inc.	67,643
2,800	[1]	Citadel Broadcasting Corp.	40,796
5,000		Clear Channel Communications, Inc.	184,750
700		Coachmen Industries, Inc.	11,193
2,500	[1]	Cost Plus, Inc.	81,125
3,800		Dollar General Corp.	74,328
6,900	[1]	Dollar Tree Stores, Inc.	189,267
1,700		E.W. Scripps Co., Class A	178,500
4,400		Family Dollar Stores, Inc.	133,848
600		International Speedway Corp., Class A	29,184
108,400		J.D. Wetherspoon PLC	565,028
281	[1]	JC Decaux SA	6,028
1,500	[1,2]	Knology, Inc.	7,455
4,900	[1]	Kohl's Corp.	207,172
1,300	[1]	LKQ Corp.	24,089
4,900	[1]	Lamar Advertising Co.	212,415
5,400	[1,2]	Leapfrog Enterprises, Inc.	107,406
600	[1]	Liberty Media Corp., Class A	5,394
30	[1]	Liberty Media International, Inc., Class A	1,113
1,500	[1,2]	Lodgenet Entertainment Corp.	24,750
2,900		Maruti Udyog Ltd.	25,392
3,900		Orient-Express Hotel Ltd.	66,066
12,560	[1]	PETCO Animal Supplies, Inc.	404,558
51,500		PetSmart, Inc.	1,671,175
150	[1]	SKY Perfect Communications, Inc.	173,674
1,400	[2]	Speedway Motorsports, Inc.	46,816
1,000	[1]	Stamps.com, Inc.	10,190
3,400	[1]	Timberland Co., Class A	219,606
600		USS Co., Ltd.	51,772
4,900		Viacom, Inc., Class B	175,028
3,500		Volume Services America Holdings, Inc.	47,355
4,900	[1]	Williams-Sonoma, Inc.	161,504
4,600	[2]	Winnebago Industries, Inc.	171,488

		TOTAL	7,776,851

Shares			Value
		COMMON STOCKS--continued
		Consumer Staples--1.7%
7,400	[1]	Dean Foods Co.	$276,094
2,300	[1]	NBTY, Inc.	67,597
3,200	[1]	Shoppers Drug Mart Corp.	80,150
1,300		Wal-Mart Stores, Inc.	68,588
1,400		Whole Foods Market, Inc.	133,630

		TOTAL	626,059

		Energy--1.3%
4,900		EnCana Corp.	211,484
3,400		Kinder Morgan, Inc.	201,586
1,100	[1]	Premcor, Inc.	41,250

		TOTAL	454,320

		Financials--10.7%
400		Agree Realty Corp.	10,120
13,700		Assurant, Inc.	361,406
10,600		Axis Capital Holdings Ltd.	296,800
20,500	[1]	CB Richard Ellis Group, Inc.	391,550
7,400		Capital One Financial Corp.	506,012
300	[2]	Chicago Mercantile Exchange Holdings, Inc.	43,311
4,700		Endurance Specialty Holdings Ltd.	163,560
4,200	[1,2]	Federal Agricultural Mortgage Association, Class C	100,506
6,400		IndyMac Bancorp, Inc.	202,240
9,400	[2]	LaBranche & Co. Inc.	79,148
700	[1,2]	Markel Corp.	194,250
1,500		Mercury General Corp.	74,475
5,600	[1]	Philadelphia Consolidated Holding Corp.	336,392
800		SFCG Co. Ltd.	160,993
17,600		Shinsei Bank Ltd.	112,563
6,200		St. Joe Co.	246,140
2,300	[1]	State Bank of India	21,545
13,500		Willis Group Holdings Ltd.	505,575

		TOTAL	3,806,586

		Healthcare--19.8%
3,200	[1,2]	ATS Medical, Inc.	12,032
900	[1]	Acadia Pharmaceuticals, Inc.	5,580
2,100	[1,2]	Alexion Pharmaceuticals, Inc.	39,060
4,400		Allergan, Inc.	393,888
7,000	[1,2]	Anika Therapeutics, Inc.	121,730
1,500	[1,2]	Arthrocare Corp.	43,620
12,400	[1]	Aspect Medical Systems, Inc.	229,028
9,400	[1,2]	Avigen, Inc.	31,678
400	[1,2]	Biosite, Inc.	17,968
500	[1]	CTI Molecular Imaging, Inc.	7,090
4,950	[1]	Caremark Rx, Inc.	163,053
3,500	[1,2]	Cepheid, Inc.	40,390
3,400	[1]	Community Health Systems, Inc.	91,018
14,700	[1,2]	Conceptus, Inc.	165,375
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
6,600	[1,2]	Cubist Pharmaceuticals, Inc.	$73,260
8,580	[1,2]	Curon Medical, Inc.	14,500
5,200	[1,2]	Cypress Biosciences, Inc.	71,396
20,600	[1]	Cytyc Corp.	522,622
4,700	[1]	DJ Orthopedics, Inc.	108,100
4,200	[1,2]	DOV Pharmaceutical, Inc.	58,632
3,700	[1,2]	Digirad Corp.	36,815
14,500	[1,2]	Dyax Corp.	170,375
2,200	[1]	Dynavax Technologies Corp.	14,652
3,700	[1,2]	Endocardial Solutions, Inc.	38,295
25,000	[1,3]	Endologix, Inc.	122,250
1,500	[1,2]	Eyetech Pharmaceuticals, Inc.	64,380
900	[1]	Gen-Probe, Inc.	42,588
500	[1]	Given Imaging Ltd.	17,705
5,000	[1,2]	HealthSouth Corp.	30,000
1,200	[1]	I-Flow Corp.	14,232
9,550	[1]	INAMED Corp.	600,219
14,732	[1]	Illumina, Inc.	93,548
13,500	[1]	Inveresk Research Group, Inc.	416,340
14,100	[1,2]	Isis Pharmaceuticals, Inc.	80,934
8,300	[1]	Kinetic Concepts, Inc.	414,170
5,800	[1]	Kosan Biosciences, Inc.	45,820
4,000	[1,2]	Kyphon, Inc.	112,720
4,000	[1]	La Jolla Pharmaceutical Co.	9,720
4,900		Medtronic, Inc.	238,728
700	[1]	Millennium Pharmaceuticals, Inc.	9,660
5,200	[1]	NMT Medical, Inc.	19,500
400	[1,2]	Neurochem, Inc.	8,344
3,400	[1]	Omnicell, Inc.	49,674
200	[1,2]	Onyx Pharmaceuticals, Inc.	8,472
5,100	[1]	Orthofix International NV	217,923
10,800	[1,2]	Pharmacyclics, Inc.	109,836
2,500	[1]	Point Therapeutics, Inc.	13,145
4,000		Ranbaxy Laboratories Ltd., GDR	79,126
1,400	[1]	Renovis, Inc.	12,824
1,500	[1,2]	Rita Medical Systems, Inc.	6,390
9,400		Select Medical Corp.	126,148
2,400	[1]	Shire Pharmaceuticals Group PLC, ADR	64,176
2,000		Stryker Corp.	110,000
300	[1]	Symbion, Inc.	5,238
5,000	[1]	TLC Vision Corp.	58,200
13,100	[1]	United Surgical Partners International, Inc.	517,057
3,000		UnitedHealth Group, Inc.	186,750
2,400	[1,2]	Urologix, Inc.	37,056
5,600	[1]	VCA Antech, Inc.	250,992
2,310	[1]	VISX, Inc.	61,723
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
5,100	[1]	Vical, Inc.	$29,733
200	[1]	Vicuron Pharmaceuticals, Inc.	2,512
4,300	[1,2]	VistaCare, Inc., Class A	79,765
3,900	[1]	WellChoice, Inc.	161,460
4,757	[1,2]	World Heart Corp.	20,217
2,700	[1]	Xcyte Therapies, Inc.	11,880

		TOTAL	7,031,312

		Industrials--12.4%
5,700	[1]	ABX Air, Inc.	38,931
500		Allete, Inc.	16,650
2,095		Bharat Forge Ltd.	27,881
31,400		Cendant Corp.	768,672
2,400	[1]	Chicago Bridge & Iron Co., NV	66,840
3,700	[1]	CoStar Group, Inc.	169,941
1,400	[1,2]	Concorde Career Colleges, Inc.	24,486
3,300		Cummins, Inc.	206,250
3,700	[1]	DRS Technologies, Inc.	118,030
17,100		Deutsche Post AG	370,164
2,600	[1]	EGL, Inc.	69,160
400		Embraer - Empresa Brasileira de Aeronautica SA, ADR	11,436
5,400		Expeditors International Washington, Inc.	266,814
1,500	[1]	Exponent, Inc.	40,305
4,900		FedEx Corp.	400,281
200	[1]	Forward Air Corp.	7,480
28,500		General Electric Co.	923,400
200	[1]	Intersections, Inc.	4,798
4,549	[1,2]	Jet Blue Airways Corp.	133,650
2,500	[1]	Kansas City Southern Industries, Inc.	38,750
700	[1,2]	NuCo2, Inc.	13,790
2,400	[1]	Quality Distribution, Inc.	26,472
8,400	[1]	Rinker Group Ltd.	47,270
4,700	[1,2]	Ryanair Holdings PLC, ADR	154,066
1,800		Simpson Manufacturing Co., Inc.	101,016
4,900		United Parcel Service, Inc.	368,333

		TOTAL	4,414,866

		Information Technology--16.6%
7,500	[1]	ATI Technologies, Inc.	141,450
21,300	[1]	Accenture Ltd.	585,324
6,600	[1]	Affiliated Computer Services, Inc., Class A	349,404
3,200	[1,2]	Altiris, Inc.	88,352
1,200	[1]	Amdocs Ltd.	28,116
1,400	[1]	Asyst Technologies, Inc.	14,476
500	[1,2]	Atheros Communications, Inc.	5,270
2,700		Autodesk, Inc.	115,587
5,800	[1,2]	Bankrate, Inc.	49,648
2,100	[1]	BindView Development Corp.	7,350
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
3,400	[1]	Blackboard Inc.	$68,170
1,000	[1]	Broadcom Corp.	46,770
1,600		CDW Corp.	102,016
5,200	[1]	CSR PLC	38,221
2,000	[1]	Check Point Software Technologies Ltd.	53,980
1,100	[1]	Cognos, Inc.	39,776
1,250	[1]	Conexant Systems, Inc.	5,414
4,700	[1,2]	Cree, Inc.	109,416
3,800	[1]	Cypress Semiconductor Corp.	53,922
10,650	[1]	Digital Impact, Inc.	20,235
5,400	[1]	Digital Theater Systems, Inc.	141,210
4,600	[1]	DigitalNet Holdings, Inc.	93,518
300	[1]	DoubleClick, Inc.	2,331
2,400	[1,2]	eCollege.com, Inc.	38,400
3,600	[1]	ESS Technology, Inc.	38,556
3,500	[1]	Epicor Software Corp.	49,175
2,600	[1,2]	Fair Isaac Corp.	86,788
4,700	[1]	Filenet Corp.	148,379
7,100	[1]	Homestore.com, Inc.	28,329
2,000	[1]	Hyperion Solutions Corp.	87,440
4,800	[1,2]	Infocrossing, Inc.	64,800
4,300	[1]	Informatica Corp.	32,809
2,100	[1]	Integrated Device Technology, Inc.	29,064
4,700	[1]	InterVoice, Inc.	53,909
3,100	[1]	Intrado, Inc.	49,879
1,000	[1]	Iron Mountain, Inc.	48,260
1,600	[1,2]	JDA Software Group, Inc.	21,072
7,400	[1,2]	Komag, Inc.	103,378
2,200	[1,2]	Kulicke & Soffa Industries, Inc.	24,112
1,500	[1]	Lawson Software, Inc.	10,620
9,500	[1,2]	M-Systems Flash Disk Pioneers Ltd.	141,645
19,600	[1]	MEMC Electronic Materials, Inc.	193,648
1,800	[1]	Macromedia, Inc.	44,190
16,700	[1,2]	Magma Design Automation	321,141
900	[1]	Marimba, Inc.	7,317
9,400	[1]	Mattson Technology, Inc.	112,988
900	[1]	Mediagrif Interactive Technologies, Inc.	7,350
4,400		Microsemi Corp.	62,524
4,000		Microsoft Corp.	114,240
1,100	[1]	MicroStrategy, Inc., Class A	46,970
2,200	[1,2]	Mobility Electronics, Inc.	18,524
16,300	[1,2]	NIC, Inc.	116,871
2,200	[1]	NetIQ Corp.	29,040
900	[1]	Novell, Inc.	7,551
11,000	[1]	ON Semiconductor Corp.	55,220
7,400	[1]	Online Resources Corp.	50,172
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
14,700	[1]	Oracle Corp.	$175,371
2,200	[1]	PowerDsine Ltd.	26,598
2,500		QAD, Inc.	26,525
1,600	[1]	Research In Motion Ltd.	109,504
4,600	[1]	S1 Corp.	45,724
600	[1,2]	Salesforce.com, Inc.	9,642
1,100		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung), ADR	45,991
2,200	[1,2]	Sandisk Corp.	47,718
21,000	[1,2]	Seagate Technology Holdings	303,030
1,300	[1]	SiRF Technology Holdings, Inc.	16,991
2,200	[1]	Siebel Systems, Inc.	23,496
3,100	[1]	Sigmatel, Inc.	90,086
3,300	[1]	Silicon Storage Technology	33,990
1,500	[1,2]	Sonic Solutions	31,875
8,500	[1]	Staktek Holdings, Inc.	44,625
200	[1]	SupportSoft, Inc.	1,736
1,400	[1,2]	TNS, Inc.	30,520
4,700	[1,2]	UTStarcom, Inc.	142,175
200	[1]	ValueClick, Inc.	2,396
1,200	[1]	Veritas Software Corp.	33,240
4,800	[1,2]	Visual Networks, Inc.	14,544
5,800	[1]	Western Digital Corp.	50,228
9,400	[1]	Xicor, Inc.	142,222
4,100	[1]	Xyratex Ltd.	52,480

		TOTAL	5,905,024

		Materials--0.6%
1,566		Cemex SA de CV, ADR	45,571
3,600	[1]	Century Aluminium Co.	89,244
1,900		Newmont Mining Corp.	73,644

		TOTAL	208,459

		Telecommunication Services--0.3%
900		Global Signal, Inc.	19,755
100		PT Telekomunikasi Indonesia, Class CS, ADR	1,555
16,300	[1]	Time Warner Telecom, Inc.	68,297
7,400	[1]	Wireless Matrix Corp.	6,549

		TOTAL	96,156

		Utilities--0.6%
600		Consolidated Water Co.	15,612
18,800		Enel SpA	151,093
2,700	[1]	Infrasource Services, Inc.	33,102

		TOTAL	199,807

		TOTAL COMMON STOCKS (IDENTIFIED COST $27,829,413)	30,519,440

Principal Amount or Shares			Value
		CORPORATE BOND--0.3%
		Consumer Discretionary--0.3%
$100,000	[3]	Citadel Broadcasting Corp., Conv. Bond, 1.875%, 2/15/2011 (IDENTIFIED COST $100,000)	$87,250

		PREFERRED STOCK--0.3%
		Telecommunication Services--0.3%
2,500	[1,2]	Crown Castle International Corp., Conv. Pfd., $3.13, Annual Dividend (IDENTIFIED COST $113,910)	113,125

		REPURCHASE AGREEMENTS--19.7%
$3,117,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.600%, dated 6/30/2004, to be repurchased at $3,117,139 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236	3,117,000
3,890,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.550%, dated 6/30/2004, to be repurchased at $3,890,167 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2034, collateral market value $1,030,001,251 (held as collateral for securities lending)	3,890,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	7,007,000

		TOTAL INVESTMENTS--106.2% (IDENTIFIED COST $35,050,323)[4]	37,726,815

		OTHER ASSETS AND LIABILITIES - NET--(6.2)%	(2,187,870)

		TOTAL NET ASSETS--100%	$35,538,945

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At June 30, 2004, these securities amounted to $209,500 which represents 0.6% of total net assets.

4 The cost of investments for federal tax purposes amounts to $35,050,323.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investment in securities	$30,719,815
Investments in repurchase agreements	7,007,000

Total investments in securities, at value including $3,724,082 of securities loaned (identified cost $35,050,323)		$37,726,815
Cash		32,985
Income receivable		20,167
Receivable for investments sold		1,278,341
Receivable for shares sold		510,285

TOTAL ASSETS		39,568,593

Liabilities:
Payable for investments purchased	115,288
Payable for shares redeemed	194
Payable on collateral due to brokers	3,890,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	4,924
Payable for distribution services fee (Note 5)	4,963
Accrued expenses	14,279

TOTAL LIABILITIES		4,029,648

Net assets for 2,964,360 shares outstanding		$35,538,945

Net Assets Consist of:
Paid-in capital		$32,804,301
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		2,676,480
Accumulated net realized gain on investments and foreign currency transactions		187,607
Accumulated net investment income (loss)		(129,443)

TOTAL NET ASSETS		$35,538,945

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$9,665,060 ÷ 805,662 shares outstanding, no par value, unlimited shares authorized		$12.00

Service Shares:
$25,873,885 ÷ 2,158,698 shares outstanding, no par value, unlimited shares authorized		$11.99

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $1,221)			$74,799
Interest (including income on securities loaned of $3,907)			22,253

TOTAL INCOME			97,052

Expenses:
Investment adviser fee (Note 5)		$191,001
Administrative personnel and services fee (Note 5)		94,481
Custodian fees		14,547
Transfer and dividend disbursing agent fees and expenses (Note 5)		16,890
Directors'/Trustees' fees		361
Auditing fees		7,468
Legal fees		1,500
Portfolio accounting fees		28,766
Distribution services fee--Service Shares (Note 5)		24,785
Printing and postage		11,173
Insurance premiums		4,604
Miscellaneous		2,432

TOTAL EXPENSES		398,008

Waivers (Note 5):
Waiver of investment adviser fee	$(154,242)
Waiver of administrative personnel and services fee	(17,271)

TOTAL WAIVERS		(171,513)

Net expenses			226,495

Net investment income (loss)			(129,443)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			188,755
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,183,137

Net realized and unrealized gain on investments and foreign currency			1,371,892

Change in net assets resulting from operations			$1,242,449

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(129,443)	$(60,985)
Net realized gain on investments and foreign currency transactions	188,755	70,571
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,183,137	1,511,900

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,242,449	1,521,486

Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Primary Shares	(404)	--
Service Shares	(1,151)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,555)	--

Share Transactions:
Proceeds from sale of shares	16,778,561	19,051,683
Net asset value of shares issued to shareholders in payment of distributions declared	1,555	--
Cost of shares redeemed	(2,797,839)	(907,923)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,982,277	18,143,760

Change in net assets	15,223,171	19,665,246

Net Assets:
Beginning of period	20,315,774	650,528

End of period	$35,538,945	$20,315,774

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to provide capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$3,724,082	$3,890,000

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2004, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	352,322	$4,142,704	440,865	$4,558,281
Shares issued to shareholders in payment of distributions declared	35	404	--	--
Shares redeemed	(50,111)	(580,142)	(17,209)	(168,394)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	302,246	$3,562,966	423,656	$4,389,887

	Six Months Ended 6/30/2004		Period Ended 12/31/2003[1]
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,073,007	$12,635,857	1,346,431	$14,493,402
Shares issued to shareholders in payment of distributions declared	101	1,151	--	--
Shares redeemed	(192,536)	(2,217,697)	(68,305)	(739,529)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	880,572	$10,419,311	1,278,126	$13,753,873

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,182,818	$13,982,277	1,701,782	$18,143,760

1 Reflects operations for the period from May 1, 2003 (date of initial public investment) to December 31, 2003.

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $35,050,323. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $2,676,492. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,660,371 and net unrealized depreciation from investments for those securities having an excess of cost over value of $983,879.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services and annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. FEMCOPA may voluntarily choose to waive any portion of its fees. FEMCOPA can modify or terminate this voluntary wavier at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser received an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2004, the Sub-Adviser earned a sub-adviser fee of $36,759.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

For the six months ended June 30, 2004, the Fund's Primary Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund's Primary Shares and Service Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004 were as follows:

Purchases	$20,314,842

Sales	$7,526,531

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

27619 (8/04)

Federated Investors
World-Class Investment Manager

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.007	0.014	0.037	0.058	0.045
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.003	0.007	0.014	0.037	0.058	0.045

Less Distributions:
Distributions from net investment income	(0.003)	(0.007)	(0.014)	(0.037)	(0.058)	(0.045)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.25%	0.69%	1.41%	3.75%	5.95%	4.63%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.64%	0.66%	0.67%	0.73%

Net investment income	0.51%[3]	0.70%	1.40%	3.54%	5.75%	4.60%

Expense waiver/reimbursement[4]	0.12%[3]	0.02%	--	--	0.02%	--

Supplemental Data:

Net assets, end of period (000 omitted)	$103,415	$106,007	$177,945	$214,311	$157,028	$193,870

1 Represents less than $0.001.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES--0.1%
	Finance - Automotive--0.1%
$88,309	DaimlerChrysler Auto Trust 2003-B, Class A1, 1.140%, 12/8/2004	$88,309

	CERTIFICATES OF DEPOSIT--15.2%
	Banking--15.2%
1,000,000	BNP Paribas SA, 1.142%, 7/26/2004	999,992
4,000,000	Bayerische Hypotheken-und Vereinsbank AG, 1.080%, 7/6/2004	4,000,000
1,000,000	Credit Suisse First Boston, 1.385%, 9/14/2004	1,000,000
2,750,000	Deutsche Bank AG, 1.197% - 1.217%, 12/29/2004	2,750,457
1,000,000	Dresdner Bank AG, Frankfurt, 1.370%, 9/3/2004	1,000,000
1,000,000	Svenska Handelsbanken, Stockholm, 1.130%, 12/30/2004	1,000,099
3,000,000	Washington Mutual Bank, 1.170%, 8/11/2004	3,000,000
2,000,000	Wells Fargo Bank, N.A., 1.130%, 7/12/2004	2,000,000

	TOTAL CERTIFICATES OF DEPOSIT	15,750,548

	COLLATERALIZED LOAN AGREEMENTS--11.6%
	Banking--4.8%
1,000,000	Deutsche Bank Securities, Inc., 1.230%, 8/2/2004	1,000,000
4,000,000	HSBC Securities, Inc., 1.600%, 7/1/2004	4,000,000

	TOTAL	5,000,000

	Brokerage--6.8%
2,000,000	Bear Stearns Cos., Inc., 1.650%, 7/1/2004	2,000,000
3,000,000	Goldman Sachs Group, Inc., 1.650%, 7/1/2004	3,000,000
2,000,000	Lehman Brothers Holdings, Inc., 1.650%, 7/1/2004	2,000,000

	TOTAL	7,000,000

	TOTAL COLLATERALIZED LOAN AGREEMENTS	12,000,000

	COMMERCIAL PAPER--23.9%[1]
	Banking--2.8%
1,500,000	Bavaria TRR Corp., (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.100%, 7/15/2004	1,499,358
400,000	HBOS Treasury Services PLC, 1.070%, 7/22/2004	399,750
1,000,000	Westpac Trust Securities NZ Ltd., (Westpac Banking Corp. Ltd., Sydney GTD), 1.165%, 9/21/2004	997,347

	TOTAL	2,896,455

	Finance - Automotive--7.2%
1,000,000	DaimlerChrysler North America Holding Corp., 1.230%, 7/19/2004	999,385
4,500,000	FCAR Auto Loan Trust, (Series A1+/P1), 1.110% - 1.150%, 8/17/2004 - 9/2/2004	4,491,700
2,000,000	New Center Asset Trust, (Series A1/P1), 1.335%, 9/13/2004	1,994,512

	TOTAL	7,485,597

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Commercial--4.8%
$2,000,000	Amsterdam Funding Corp., 1.065%, 8/23/2004	$1,996,879
3,000,000	Edison Asset Securitization LLC, 1.350%, 8/23/2004	2,994,038

	TOTAL	4,990,917

	Finance - Equipment--1.0%
1,000,000	John Deere Credit Ltd., (John Deere Capital Corp. GTD), 1.300%, 7/30/2004	998,953

	Finance - Retail--2.9%
3,000,000	PREFCO-Preferred Receivables Funding Co., 1.080% - 1.400%, 9/13/2004	2,992,682

	Finance - Securities--4.1%
700,000	Georgetown Funding Co. LLC, 1.150%, 7/20/2004	699,575
3,600,000	Perry Global Funding LLC Series A, 1.070% - 1.200%, 8/18/2004 - 9/2/2004	3,593,695

	TOTAL	4,293,270

	Food & Beverage--1.1%
1,100,000	General Mills, Inc., 1.150%, 7/8/2004	1,099,754

	TOTAL COMMERCIAL PAPER	24,757,628

	CORPORATE NOTES--1.9%
	Finance - Securities--0.9%
1,000,000	K2 (USA) LLC, (K2 Corp. GTD), 1.310%, 2/28/2005	999,934

	Pharmaceuticals & Healthcare--1.0%
1,000,000	Merck & Co., Inc., 4.484%, 2/22/2005	1,020,533

	TOTAL CORPORATE NOTES	2,020,467

	GOVERNMENT AGENCIES--1.4%
	Government Agency--1.4%
1,450,000	Federal Home Loan Bank System, 1.360% - 1.500%, 4/1/2005 -- 5/4/2005	1,450,000

	LOAN PARTICIPATION--1.1%
	Finance - Automotive--1.1%
1,100,000	GMAC Residential Holding Corp., (General Motors Acceptance Corp. GTD), 1.675%, 7/1/2004	1,100,000

	NOTES - VARIABLE--42.3%[2]
	Banking--29.3%
3,000,000	Blue Heron Funding V-A Ltd., Class A-2, (WestLB AG GTD), 1.360%, 7/26/2004	3,000,000
5,000,000	Brooksby Village, Inc., (Series 2002), (Lasalle Bank, N.A. LOC), 1.350%, 7/1/2004	5,000,000
4,500,000	HBOS Treasury Services PLC, 1.140% - 1.579%, 8/20/2004 -- 9/24/2004	4,500,000
4,045,000	Home City Ice Co. & H.C. Transport, (Series 2000), (U.S. Bank N.A., Cincinnati LOC), 1.320%, 7/1/2004	4,045,000
2,000,000	Kansas City, MO Tax Increment Financing Commission, President Hotel, (Insured by MBIA Insurance Corp.), 1.350%, 7/1/2004	2,000,000
1,550,000	Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 -- B), (Fulton Bank LOC), 1.470%, 7/1/2004	1,550,000
3,875,000	North Shore Business Development LLC, (Series 2004), (Columbus Bank and Trust Co., GA LOC), 1.670%, 7/1/2004	3,875,000
150,000	Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 1.620%, 7/1/2004	150,000
5,000,000	Societe Generale, Paris, 1.206%, 7/19/2004	4,999,195
1,200,000	Wells Fargo & Co., 1.388%, 7/2/2004	1,200,000

	TOTAL	30,319,195

Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Finance - Commercial--3.9%
$2,000,000	Compass Securitization LLC, 1.229%, 7/19/2004	$2,000,000
2,000,000	GE Capital Assurance Co., (General Electric Capital Corp. GTD), 1.285%, 8/9/2004	2,000,000

	TOTAL	4,000,000

	Finance - Retail--3.3%
3,400,000	Paradigm Funding LLC, 1.230%, 7/22/2004	3,400,000

	Finance - Securities--2.9%
3,000,000	K2 (USA) LLC, (K2 Corp. GTD), 1.230%, 7/1/2004	3,000,938

	Insurance--2.9%
1,000,000	Jackson National Life Insurance Co., 1.370%, 7/22/2004	1,000,000
2,000,000	Pacific Life Global Funding, 1.351%, 7/6/2004	2,000,173

	TOTAL	3,000,173

	TOTAL NOTES -- VARIABLE	43,720,306

	REPURCHASE AGREEMENT--3.4%
3,492,000	Interest in $1,500,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.600%, dated 6/30/2004, to be repurchased at $3,492,155 on 7/1/2004 collateralized by U.S. Government Agency Obligations with various maturities to 9/25/2043, collateral market value $1,535,721,332	3,492,000

	TOTAL INVESTMENTS--100.9% (AT AMORTIZED COST)[3]	104,379,258

	OTHER ASSETS AND LIABILITIES - NET--(0.9)%	(963,844)

	TOTAL NET ASSETS--100%	$103,415,414

1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$104,379,258
Income receivable		110,851
Receivable for shares sold		32,727
Prepaid expenses		359

TOTAL ASSETS		104,523,195

Liabilities:
Payable for shares redeemed	$818,027
Income distribution payable	6
Payable to bank	283,613
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	5,887
Payable for Directors'/Trustees' fees	248

TOTAL LIABILITIES		1,107,781

Net assets for 103,646,165 shares outstanding		$103,415,414

Net Assets Consist of:
Paid-in capital		$103,645,757
Accumulated net realized loss on investments		(230,410)
Undistributed net investment income		67

TOTAL NET ASSETS		$103,415,414

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$103,415,414 ÷ 103,646,165 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Interest			$609,883

Expenses:
Investment adviser fee (Note 5)		$261,775
Administrative personnel and services fee (Note 5)		74,590
Custodian fees		11,353
Transfer and dividend disbursing agent fees and expenses (Note 5)		8,584
Directors'/Trustees' fees		788
Auditing fees		6,365
Legal fees		2,202
Portfolio accounting fees		21,518
Printing and postage		10,990
Insurance premiums		5,101
Miscellaneous		696

TOTAL EXPENSES		403,962

Waivers (Note 5):
Waiver of investment adviser fee	$(49,180)
Waiver of administrative personnel and services fee	(11,909)

TOTAL WAIVERS		(61,089)

Net expenses			342,873

Net investment income			267,010

Net realized gain on investments			1,286

Change in net assets resulting from operations			$268,296

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$267,010	$1,050,783
Net realized gain on investments	1,286	1,185

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	268,296	1,051,968

Distributions to Shareholders:
Distributions from net investment income	(266,943)	(1,051,191)

Share Transactions:
Proceeds from sale of shares	103,800,324	481,386,349
Net asset value of shares issued to shareholders in payment of distributions declared	266,874	1,051,150
Cost of shares redeemed	(106,659,720)	(554,376,768)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,592,522)	(71,939,269)

Change in net assets	(2,591,169)	(71,938,492)

Net Assets:
Beginning of period	106,006,583	177,945,075

End of period (including undistributed net investment income of $67 and $0, respectively)	$103,415,414	$106,006,583

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004	Year Ended 12/31/2003
Shares sold	103,800,324	481,386,349
Share is issued to shareholders in payment of distributions declared	266,874	1,051,150
Shares redeemed	(106,659,720)	(554,376,768)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,592,522)	(71,939,269)

4. FEDERAL TAX INFORMATION

At December 31, 2003, the Fund had a capital loss carryforward of $231,696, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. The economic developments with in a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no guarantee that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products", open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Prime Money Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916504

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00433-05 (8/04)

Federated Investors
World-Class Investment Manager

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Primary Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002	2001	2000	1999 [1]
Net Asset Value, Beginning of Period	$11.84	$11.71	$11.27	$10.72	$ 9.80	$10.00
Income From Investment Operations:
Net investment income	0.21 [2]	0.47 [2]	0.56 [2]	0.39	0.26	0.18
Net realized and unrealized gain (loss) on investments	(0.19)	0.06	0.43	0.46	0.76	(0.38)

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.53	0.99	0.85	1.02	(0.20)

Less Distributions:
Distributions from net investment income	(0.49)	(0.40)	(0.40)	(0.27)	(0.10)	--
Distributions from net realized gain on investments	(0.11)	--	(0.15)	(0.03)	--	--

TOTAL DISTRIBUTIONS	(0.60)	(0.40)	(0.55)	(0.30)	(0.10)	--

Net Asset Value, End of Period	$11.26	$11.84	$11.71	$11.27	$10.72	$ 9.80

Total Return[3]	(0.02)%	4.65%	9.31%	8.01%	10.45%	(2.00)%

Ratios to Average Net Assets:

Expenses	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.68%[4]

Net investment income	3.62%[4]	3.98%	5.01%	5.64%	6.57%	6.11%[4]

Expense waiver/reimbursement[5]	0.26%[4]	0.26%	0.28%	0.30%	0.57%	2.82%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$527,935	$575,848	$544,018	$287,686	$119,783	$18,622

Portfolio turnover	20%	87%	101%	106%	65%	119%

1 Reflects operations for the period from April 28, 1999 (date of initial public investment) to December 31, 1999.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002 [1]
Net Asset Value, Beginning of Period	$11.82	$11.71	$10.85
Income From Investment Operations:
Net investment income	0.19 [2]	0.42 [2]	0.35 [2]
Net realized and unrealized gain (loss) on investments	(0.19)	0.08	0.51

TOTAL FROM INVESTMENT OPERATIONS	0.00	0.50	0.86

Less Distributions:
Distributions from net investment income	(0.47)	(0.39)	--
Distributions from net realized gain on investments	(0.11)	--	--

TOTAL DISTRIBUTIONS	(0.58)	(0.39)	--

Net Asset Value, End of Period	$11.24	$11.82	$11.71

Total Return[3]	(0.14)%	4.44%	7.93%

Ratios to Average Net Assets:

Expenses	0.95%[4]	0.95%	0.95%[4]

Net investment income	3.38%[4]	3.60%	4.65%[4]

Expense waiver/reimbursement[5]	0.01%[4]	0.01%	0.03%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$55,974	$44,837	$7,590

Portfolio turnover	20%	87%	101%

1 Reflects operations for the period from April 30, 2002 (date of initial public investment) to December 31, 2002.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.4%
		Credit Card--0.3%
$1,250,000		MBNA Master Credit Card Trust 2000-A, Class A, 7.35%, 7/16/2007	$1,291,162
450,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	474,277

		TOTAL	1,765,439

		Home Equity Loan--1.1%
3,544,176		Residential Asset Mortgage Products, Inc. 2003-RS11, Class AIIB, 1.63%, 12/25/2033	3,558,459
3,096,390		Residential Asset Securities Corp. 2003-KS11, Class AIIB, 1.60%, 1/25/2034	3,100,766

		TOTAL	6,659,225

		Manufactured Housing--0.0%
112,762		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	6,847

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,452,412)	8,431,511

		COLLATERALIZED MORTGAGE OBLIGATIONS--2.0%
		Federal National Mortgage Association--1.5%
8,831,318		Federal National Mortgage Association REMIC 2002-52 FG, 1.80%, 9/25/2032	8,876,535

		Non-Agency Mortgage--0.5%
2,706,589		Wells Fargo Mortgage Backed Securities Trust 2003-18, Class A1, 5.50%, 12/25/2033	2,698,767

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,558,608)	11,575,302

		CORPORATE BONDS--78.7%
		Basic Industry - Chemicals--0.2%
1,300,000	[1]	Praxair, Inc., 3.95%, 6/1/2013	1,194,245

		Basic Industry - Metals & Mining--1.9%
1,300,000	[1]	BHP Finance (USA), Inc., 4.80%, 4/15/2013	1,274,559
1,570,000		BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006	1,664,263
2,137,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	2,345,870
2,000,000		Inco Ltd., 5.70%, 10/15/2015	1,950,340
1,250,000	[1]	Noranda, Inc., 6.00%, 10/15/2015	1,118,280
2,300,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	2,497,984

		TOTAL	10,851,296

		Basic Industry - Paper--1.4%
1,300,000		International Paper Co., 4.25%, 1/15/2009	1,281,241
500,000		Westvaco Corp., 7.65%, 3/15/2027	566,190
2,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,240,980
2,100,000	[1]	Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,292,381
1,570,000	[1]	Weyerhaeuser Co., Note, 5.50%, 3/15/2005	1,600,144

		TOTAL	7,980,936

		Capital Goods - Aerospace & Defense--3.2%
750,000	[1]	Boeing Capital Corp., 5.65%, 5/15/2006	786,547
3,000,000		Boeing Capital Corp., Sr. Note, 7.10%, 9/27/2005	3,160,860
1,500,000		Boeing Co., Deb., 8.75%, 9/15/2031	1,939,950
4,000,000	[1]	Lockheed Martin Corp., Note, 8.20%, 12/1/2009	4,693,280
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--continued
$3,000,000	[1]	Raytheon Co., Deb., 7.20%, 8/15/2027	$3,274,197
1,000,000	[1]	Raytheon Co., Note, 6.75%, 8/15/2007	1,083,773
2,000,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,997,794
1,800,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,749,366

		TOTAL	18,685,767

		Capital Goods - Building Materials--0.9%
1,430,000		CRH America, Inc., 5.30%, 10/15/2013	1,413,283
3,700,000	[1]	Masco Corp., Note, 5.875%, 7/15/2012	3,857,546

		TOTAL	5,270,829

		Capital Goods - Diversified Manufacturing--2.5%
2,140,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	2,509,150
1,600,000		Emerson Electric Co., 4.50%, 5/1/2013	1,527,152
2,300,000	[2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	2,306,256
2,750,000	[1]	Kennametal, Inc., 7.20%, 6/15/2012	2,924,295
3,000,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	3,150,990
2,000,000	[1]	Tyco International Group, Note, 5.80%, 8/1/2006	2,092,440

		TOTAL	14,510,283

		Capital Goods - Environmental--1.8%
3,000,000	[1]	Republic Services, Inc., Note, 6.75%, 8/15/2011	3,286,980
4,000,000		Waste Management Inc., Note, 7.00%, 10/15/2006	4,303,800
2,575,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	2,824,466

		TOTAL	10,415,246

		Communications - Media & Cable--3.8%
2,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	2,306,750
2,000,000	[1]	British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	2,160,418
700,000	[1]	Comcast Corp., 7.05%, 3/15/2033	731,395
1,125,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,260,439
2,000,000	[1]	Cox Communications, Inc., 7.125%, 10/1/2012	2,196,060
2,000,000	[1]	Cox Communications, Inc., 7.75%, 8/15/2006	2,167,600
3,400,000		Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004	3,436,754
5,000,000	[1]	Cox Communications, Inc., Unsecd. Note, 5.50%, 10/1/2015	4,817,550
1,700,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	1,844,500
940,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006	1,066,900

		TOTAL	21,988,366

		Communications - Media Noncable--2.6%
2,000,000	[1]	Clear Channel Communications, Inc., 3.125%, 2/1/2007	1,958,636
2,000,000	[1]	Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,100,540
2,000,000		News America Holdings, Inc., Note, 8.15%, 10/17/2036	2,403,896
2,000,000	[1]	News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,513,428
2,250,000		News America Holdings, Inc., Sr. Note, 8.50%, 2/15/2005	2,321,435
1,905,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	2,117,407
100,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	105,867
2,000,000		Univision Communications, Inc., Sr. Note, 3.50%, 10/15/2007	1,976,418

		TOTAL	15,497,627

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--1.0%
$5,000,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	$5,162,250
500,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	613,600

		TOTAL	5,775,850

		Communications - Telecom Wirelines--5.4%
3,500,000		CenturyTel, Inc., 8.375%, 10/15/2010	4,025,140
2,000,000	[1]	Citizens Communications Co., 7.625%, 8/15/2008	2,067,220
1,000,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	1,050,390
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,934,510
2,750,000	[2]	KT Corp., Note, 5.875%, 6/24/2014	2,730,401
1,900,000		Sprint Capital Corp., 6.375%, 5/1/2009	2,014,331
2,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	2,117,288
2,000,000	[1]	Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008	2,104,244
470,000	[1]	Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	549,252
750,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	791,295
3,700,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	3,610,275
2,000,000	[1]	Verizon Global Funding, 7.75%, 6/15/2032	2,251,000
3,000,000	[1]	Verizon Global Funding, Note, 4.00%, 1/15/2008	3,004,080
2,000,000		Verizon Global Funding, Note, 6.75%, 12/1/2005	2,110,080

		TOTAL	31,359,506

		Consumer Cyclical - Automotive--5.3%
4,000,000		DaimlerChrysler North America Holding Corp., 2.18%, 8/8/2006	4,074,640
3,000,000	[1]	DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	3,075,750
695,000	[1]	Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	664,353
1,300,000	[1]	Ford Motor Credit Co., 7.00%, 10/1/2013	1,314,520
5,250,000	[1]	Ford Motor Credit Co., Note, 7.375%, 10/28/2009	5,609,095
1,850,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	1,873,772
900,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	942,336
6,000,000	[1]	General Motors Acceptance Corp., 8.00%, 11/1/2031	6,153,000
5,000,000	[1]	General Motors Corp., Note, 7.20%, 1/15/2011	5,232,200
200,000		General Motors Corp., Note, 9.45%, 11/1/2011	234,588
1,800,000	[2]	Harley Davidson, Inc., 3.625%, 12/15/2008	1,761,840

		TOTAL	30,936,094

		Consumer Cyclical - Entertainment--1.9%
3,000,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	3,074,760
3,000,000	[1]	AOL Time Warner, Inc., Bond, 7.70%, 5/1/2032	3,336,420
3,100,000		Carnival Corp., 3.75%, 11/15/2007	3,062,521
250,000	[2]	International Speedway Corp., 4.20%, 4/15/2009	246,218
1,250,000	[2]	International Speedway Corp., 5.40%, 4/15/2014	1,228,979

		TOTAL	10,948,898

		Consumer Cyclical - Retailers--1.7%
3,600,000		CVS Corp., 5.625%, 3/15/2006	3,752,244
2,000,000	[1]	Federated Department Stores, Inc., 6.625%, 9/1/2008	2,175,280
2,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	2,364,296
1,000,000	[1]	Target Corp., 5.875%, 3/1/2012	1,054,550
295,000	[1]	Target Corp., Unsecd. Note, 7.50%, 8/15/2010	337,669

		TOTAL	9,684,039

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Services--0.0%
$250,000		Boston University, 7.625%, 7/15/2097	$278,633

		Consumer Non-Cyclical - Consumer Products--0.9%
4,850,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	5,187,851

		Consumer Non-Cyclical - Food/Beverage--2.5%
1,385,000	[1]	Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	1,373,020
4,500,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	4,414,410
2,500,000	[1]	Kellogg Co., 7.45%, 4/1/2031	2,887,825
6,000,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	6,145,980

		TOTAL	14,821,235

		Consumer Non-Cyclical - Healthcare--1.6%
3,000,000	[1]	Anthem, Inc., 6.80%, 8/1/2012	3,302,580
1,300,000		Boston Scientific Corp., 5.45%, 6/15/2014	1,308,762
2,100,000	[1]	UnitedHealth Group, Inc., 3.30%, 1/30/2008	2,061,906
2,750,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,926,055

		TOTAL	9,599,303

		Consumer Non-Cyclical - Pharmaceuticals--0.6%
1,520,000	[1]	AstraZeneca PLC, 5.40%, 6/1/2014	1,547,892
570,000		Wyeth, 6.45%, 2/1/2024	544,994
1,630,000		Wyeth, 6.50%, 2/1/2034	1,543,561

		TOTAL	3,636,447

		Consumer Non-Cyclical - Supermarkets--1.0%
1,950,000	[1]	Kroger Co., 7.25%, 6/1/2009	2,168,010
2,000,000	[1]	Kroger Co., 7.50%, 4/1/2031	2,225,420
1,600,000		Safeway Inc., Note, 7.25%, 9/15/2004	1,618,192

		TOTAL	6,011,622

		Consumer Non-Cyclical - Tobacco--0.3%
750,000	[1]	Altria Group, Inc., 5.625%, 11/4/2008	751,365
915,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	944,262

		TOTAL	1,695,627

		Energy - Independent--2.0%
650,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	703,963
500,000		Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009	556,680
1,000,000		Dominion Resources, Inc., 1.40%, 5/15/2006	1,001,450
1,200,000	[2]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,315,272
2,000,000		Occidental Petroleum Corp., Sr. Note, 7.65%, 2/15/2006	2,145,880
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,875,000
3,300,000	[2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	3,243,174

		TOTAL	11,841,419

		Energy - Integrated--2.3%
2,000,000		Conoco, Inc., 6.35%, 10/15/2011	2,172,120
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,420,050
7,500,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	7,958,850
2,130,000	[2]	Statoil ASA, 5.125%, 4/30/2014	2,102,992

		TOTAL	13,654,012

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Refining--1.2%
$2,000,000		Valero Energy Corp., 7.375%, 3/15/2006	$2,135,540
4,250,000	[1]	Valero Energy Corp., 7.50%, 4/15/2032	4,735,435

		TOTAL	6,870,975

		Financial Institution - Banking--3.9%
2,500,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,502,110
2,275,000	[2]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	2,706,590
3,000,000	[1]	Citigroup, Inc., Sr. Note, 6.75%, 12/1/2005	3,168,030
675,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	714,028
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,656,495
2,550,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	2,612,705
3,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	3,643,500
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,509,732
285,000	[1]	PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	310,604
2,700,000		Union Planters Corp., 4.375%, 12/1/2010	2,632,284
250,000	[1]	Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	258,350

		TOTAL	22,714,428

		Financial Institution - Brokerage--6.0%
5,530,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	5,728,140
4,000,000	[1]	Bear Stearns Cos., Inc., Sr. Note, 7.625%, 2/1/2005	4,128,520
3,500,000	[2]	FMR Corp., Bond, 7.57%, 6/15/2029	4,079,460
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	983,370
2,000,000	[1]	Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,951,540
1,500,000	[1]	Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	1,681,350
2,400,000	[1]	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,260,488
1,270,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	1,384,364
2,750,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	3,184,115
2,000,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	2,151,100
4,200,000	[1]	Morgan Stanley Group, Inc., 5.30%, 3/1/2013	4,148,802
2,950,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	3,141,219

		TOTAL	34,822,468

		Financial Institution - Finance Noncaptive--2.4%
1,750,000	[1]	American Express Co., 3.75%, 11/20/2007	1,745,083
3,000,000	[1]	Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,216,630
3,000,000		MBNA America Bank, N.A., Bank Note, 5.375%, 1/15/2008	3,115,320
3,000,000		MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%, 6/20/2006	3,185,400
2,500,000		SLM Corp., 5.625%, 4/10/2007	2,630,075

		TOTAL	13,892,508

		Financial Institution - Insurance - Life--1.8%
1,800,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	1,952,406
500,000		AXA Financial, Inc., Sr. Note, 7.75%, 8/1/2010	574,205
1,000,000	[1]	AXA-UAP, Sub. Note, 8.60%, 12/15/2030	1,232,900
2,000,000	[2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,067,060
625,000		Principal Financial Group, 6.125%, 10/15/2033	608,000
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Life--continued
$3,500,000	[1]	Prudential Financial, Inc., 5.75%, 7/15/2033	$3,234,525
700,000	[2]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	742,854
250,000	[2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	268,193

		TOTAL	10,680,143

		Financial Institution - Insurance - P&C--2.2%
1,000,000	[1]	Allstate Corp., 6.125%, 12/15/2032	993,300
2,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 7.00%, 3/15/2034	1,943,340
1,500,000	[2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	1,480,635
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	254,105
1,445,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,609,022
1,900,000	[2]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	1,903,268
500,000	[1]	St. Paul Cos., Inc., 5.75%, 3/15/2007	524,835
4,000,000	[1]	Travelers Property Casualty Corp., Sr. Note, 5.00%, 3/15/2013	3,882,440
400,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	440,053

		TOTAL	13,030,998

		Financial Institution - REITs--2.8%
4,000,000		Archstone-Smith Trust, 5.00%, 8/15/2007	4,106,280
3,150,000		EOP Operating LP, 7.75%, 11/15/2007	3,506,265
1,600,000	[1]	Rouse Co., 5.375%, 11/26/2013	1,548,384
4,670,000		Simon Property Group, Inc., 6.35%, 8/28/2012	4,905,928
2,000,000		Simon Property Group, Inc., 6.375%, 11/15/2007	2,134,380

		TOTAL	16,201,237

		Foreign-Local-Government--1.2%
6,200,000	[1]	Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	6,777,530

		Sovereign--2.3%
7,000,000	[1]	KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007	6,877,220
500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	631,490
3,400,000	[1]	United Mexican States, 6.625%, 3/3/2015	3,383,000
2,600,000	[1]	United Mexican States, 7.50%, 4/8/2033	2,523,300

		TOTAL	13,415,010

		Technology--2.1%
2,375,000		Computer Sciences Corp., 7.375%, 6/15/2011	2,699,900
1,500,000	[1]	Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,681,605
2,588,000		First Data Corp., 4.70%, 11/1/2006	2,670,764
3,150,000	[1]	IBM Corp., 4.875%, 10/1/2006	3,265,542
800,000		SunGard Data Systems, Inc., 4.875%, 1/15/2014	758,704
1,250,000		Unisys Corp., 8.125%, 6/1/2006	1,331,250

		TOTAL	12,407,765

		Transportation - Airlines--1.5%
58,505		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	49,144
2,000,000		Delta Air Lines, Inc., Pass Thru Cert., 6.417%, 1/2/2014	2,056,240
450,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	299,250
669,516		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	713,872
5,290,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,566,984

		TOTAL	8,685,490

Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.8%
$214,486		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	$251,690
4,000,000		Canadian Pacific RR, 6.25%, 10/15/2011	4,302,320

		TOTAL	4,554,010

		Transportation - Services--1.3%
2,700,000	[2]	FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	2,628,882
4,725,000	[1]	Hertz Corp., 4.70%, 10/2/2006	4,778,964
350,000	[1]	Hertz Corp., Note, 7.625%, 8/15/2007	375,370

		TOTAL	7,783,216

		Utility - Electric--4.4%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,403,514
5,950,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	6,254,819
3,000,000	[2]	FirstEnergy Corp., 5.50%, 11/15/2006	3,105,990
1,800,000		FirstEnergy Corp., 7.375%, 11/15/2031	1,885,140
1,000,000		Florida Power & Light Co., 1st Mtg. Bond, 6.00%, 6/1/2008	1,066,690
950,000	[2]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	1,057,626
100,000	[2]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	104,256
2,000,000	[1]	MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	2,167,680
1,000,000		Oncor, Inc., Deb., 7.00%, 9/1/2022	1,072,818
2,000,000	[1]	PSEG Power LLC, 6.875%, 4/15/2006	2,124,400
3,750,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	4,261,125
740,000	[1]	Pacific Gas & Electric Co., 6.05%, 3/1/2034	698,826
660,000	[1]	Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	630,029

		TOTAL	25,832,913

		TOTAL CORPORATE BONDS (IDENTIFIED COST $456,161,122)	459,493,822

		GOVERNMENT AGENCIES--0.5%
		Federal Farm Credit System--0.5%
3,000,000		2.375%, 10/2/2006 (IDENTIFIED COST $2,992,343)	2,949,030

		MORTGAGE-BACKED SECURITIES--1.1%
		Federal Home Loan Mortgage Corporation--0.0%
44,706		6.50%, 4/1/2015	47,254
20,290		8.00%, 9/1/2030	21,937

		TOTAL	69,191

		Federal National Mortgage Association--1.1%
545,529		6.50%, 7/1/2016	575,806
941,393		6.50%, 8/1/2016	993,640
520,914		6.50%, 8/1/2016	549,824
539,382		6.50%, 3/1/2029	563,724
333,679		6.50%, 6/1/2029	348,528
1,881,078		6.50%, 8/1/2029	1,965,972
324,391		6.50%, 11/1/2031	338,421
718,950		6.50%, 5/1/2032	749,599

		TOTAL	6,085,514

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--0.0%
$58,925		8.00%, 8/15/2029	$64,291
4,490		8.00%, 9/15/2030	4,899

		TOTAL	69,190

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,127,737)	6,223,895

		MUNICIPALS--0.1%
		Consumer Cyclical - Services--0.1%
625,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007 (IDENTIFIED COST $661,062)	702,844

		U.S. TREASURY--4.1%
		Treasury Securities--4.1%
18,300,000		United States Treasury Note, 4.00%, 2/15/2014	17,442,096
6,000,000		United States Treasury Note, 5.75%, 8/15/2010	6,543,720

		TOTAL U.S. TREASURY (IDENTIFIED COST $24,020,455)	23,985,816

		PREFERRED STOCK--0.0%
		Financial Institution - Banking--0.0%
5,000	[1]	Citigroup, Inc., Cumulative Pfd., (Series F) (IDENTIFIED COST $238,830)	259,063

		REPURCHASE AGREEMENTS--26.3%
$67,191,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.60%, dated 6/30/2004, to be repurchased at $67,193,986 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236	67,191,000
46,449,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC.,1.55%, dated 6/30/2004, to be repurchased at $46,451,000 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2034, collateral market value $1,030,001,251 (held as collateral for security lending)	46,449,000
40,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bear Stearns & Co., Inc., 1.60%, dated 6/30/2004, to be repurchased at $40,001,778 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/20/2034, collateral market value $1,030,004,360 (held as collateral for security lending)	40,000,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	153,640,000

		TOTAL INVESTMENTS--114.2% (IDENTIFIED COST $663,852,569)[3]	667,261,283

		OTHER ASSETS AND LIABILITIES - NET--(14.2)%	(83,352,684)

		TOTAL NET ASSETS--100%	$583,908,599

1 Certain principal amounts are temporarily on loan to unaffiliated brokers/dealers.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At June 30, 2004, these securities amounted to $37,023,286 which represents 6.3% of total net assets.

3 The cost of investments for federal tax purposes amounts to $663,852,569.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronyms are used throughout this portfolio:

REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Investments in repurchase agreements	$153,640,000
Investments in securities	513,621,283

Total investments in securities, at value including $83,755,007 of securities loaned (identified cost $663,852,569)		$667,261,283
Cash		2,713,162
Income receivable		7,054,684
Receivable for shares sold		53,470

TOTAL ASSETS		677,082,599

Liabilities:
Payable for investments purchased	$5,837,560
Payable for shares redeemed	848,050
Payable for collateral due to broker	86,449,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	4,628
Payable for distribution services fee (Note 5)	11,136
Accrued expenses	23,626

TOTAL LIABILITIES		93,174,000

Net assets for 51,850,166 shares outstanding		$583,908,599

Net Assets Consist of:
Paid-in capital		$567,922,383
Net unrealized appreciation of investments		3,408,714
Accumulated net realized gain on investments		1,707,847
Undistributed net investment income		10,869,655

TOTAL NET ASSETS		$583,908,599

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$527,934,869 ÷ 46,869,384 shares outstanding, no par value, unlimited shares authorized		$11.26

Service Shares:
$55,973,730 ÷ 4,980,782 shares outstanding, no par value, unlimited shares authorized		$11.24

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends			$7,956
Interest (including income on securities loaned $44,404)			13,056,357

TOTAL INCOME			13,064,313

Expenses:
Investment adviser fee (Note 5)		$1,811,140
Administrative personnel and services fee (Note 5)		241,327
Custodian fees		15,016
Transfer and dividend disbursing agent fees and expenses (Note 5)		15,898
Directors'/Trustees' fees		2,982
Auditing fees		6,941
Legal fees		1,837
Portfolio accounting fees		56,164
Distribution services fee--Service Shares (Note 5)		65,001
Shareholder services fee--Primary Shares (Note 5)		689,640
Printing and postage		13,753
Insurance premiums		6,604
Miscellaneous		2,067

TOTAL EXPENSES		2,928,370

Waivers (Note 5):
Waiver of investment adviser fee	$(34,631)
Waiver of administrative personnel and services fee	(11,312)
Waiver of shareholder services fee--Primary Shares	(689,640)

TOTAL WAIVERS		(735,583)

Net expenses			2,192,787

Net investment income			10,871,526

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,710,868
Net change in unrealized appreciation of investments			(12,722,803)

Net realized and unrealized loss on investments			(11,011,935)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$(140,409)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,871,526	$24,788,268
Net realized gain on investments	1,710,868	9,900,524
Net change in unrealized appreciation/depreciation of investments	(12,722,803)	(7,972,714)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(140,409)	26,716,078

Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(22,788,246)	(20,059,629)
Service Shares	(2,001,524)	(503,173)
Distributions from net realized gain on investments
Primary Shares	(5,001,726)	--
Service Shares	(453,351)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,244,847)	(20,562,802)

Share Transactions:
Proceeds from sale of shares	58,120,782	205,555,454
Net asset value of shares issued to shareholders in payment of distributions declared	30,244,841	20,562,794
Cost of shares redeemed	(94,756,877)	(163,194,283)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,391,254)	62,923,965

Change in net assets	(36,776,510)	69,077,241

Net Assets:
Beginning of period	620,685,109	551,607,868

End of period (including undistributed net investment income of $10,869,655 and $24,787,899, respectively)	$583,908,599	$620,685,109

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Primary Shares and Service Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed-income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end, regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and service fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$83,755,007	$86,449,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	3,088,692	$36,038,588	13,976,542	$164,204,937
Shares issued to shareholders in payment of distributions declared	2,397,754	27,789,969	1,767,368	20,059,627
Shares redeemed	(7,249,493)	(84,149,439)	(13,552,903)	(158,154,121)

NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,763,047)	$(20,320,882)	2,191,007	$26,110,443

	Six Months Ended 6/30/2004		Year Ended 12/31/2003
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,901,317	$22,082,194	3,535,850	$41,350,517
Shares issued to shareholders in payment of distributions declared	212,176	2,454,872	44,332	503,167
Shares redeemed	(927,628)	(10,607,438)	(433,263)	(5,040,162)

NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,185,865	$13,929,628	3,146,919	$36,813,522

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(577,182)	$(6,391,254)	5,337,926	$62,923,965

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $663,852,569. The net unrealized appreciation of investments for federal tax purposes was $3,408,714. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,994,624 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,585,910.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS) under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended June 30, 2004, the Primary Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Service Shares did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$74,950,421

Sales	$83,200,267

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products," open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Quality Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G02590-01 (8/04)

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,
	6/30/2004	2003	2002	2001	2000	1999 [1]

Net Asset Value, Beginning of Period	$10.27	$ 9.94	$9.62	$9.46	$10.37	$10.00
Income From Investment Operations:
Net investment income	0.23	0.48 [2]	0.46 [2]	0.69 [3]	0.86	0.38
Net realized and unrealized gain (loss) on investments	(0.18)	(0.15)	0.35	0.17 [3]	(0.50)	(0.01)

TOTAL FROM INVESTMENT OPERATIONS	0.05	0.33	0.81	0.86	0.36	0.37

Less Distributions:
Distributions from net investment income	(0.46)	(0.00)[4]	(0.49)	(0.70)	(1.26)	--
Distributions from net realized gain on investments	--	--	--	--	(0.01)	--

TOTAL DISTRIBUTIONS	(0.46)	(0.00)[4]	(0.49)	(0.70)	(1.27)	--

Net Asset Value, End of Period	$9.86	$10.27	$9.94	$9.62	$ 9.46	$10.37

Total Return[5]	0.39%	3.34%	8.43%	9.19%	3.56%	3.70%

Ratios to Average Net Assets:

Expenses	0.85%[6]	0.85%	0.85%	0.85%	0.85%	0.85%[6]

Net investment income	4.59%[6]	4.78%	4.61%	6.98%[3]	8.77%	7.89%[6]

Expense waiver/reimbursement[7]	4.43%[6]	4.04%	4.76%	1.33%	1.45%	1.73%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$5,871	$5,895	$4,959	$7,546	$16,024	$16,159

Portfolio turnover	28%	112%	251%	122%	62%	4%

1 Reflects operations for the period July 7, 1999 (date of initial public investment) to December 31, 1999.

2 Based on average shares outstanding.

3 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing long-term premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03, and decrease the ratio of net investment income to average net assets from 7.36% to 6.98%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--0.0%
		Manufactured Housing--0.0%
$12,529		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031 (IDENTIFIED COST $12,498)	$761

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
		Structured Product (Abs)--0.9%
52,605		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045 (IDENTIFIED COST $52,733)	51,313

		CORPORATE BONDS--31.1%
		Basic Industry - Metals & Mining--0.2%
10,000		BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006	10,600

		Basic Industry - Paper--2.1%
10,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	11,650
50,000		Westvaco Corp., 7.65%, 3/15/2027	56,619
50,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	56,024

		TOTAL	124,293

		Capital Goods - Building Materials--0.2%
10,000		Masco Corp., Note, 6.75%, 3/15/2006	10,605

		Capital Goods - Diversified Manufacturing--2.1%
10,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	11,725
50,000		General Electric Co., Note, 5.00%, 2/1/2013	49,290
50,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	50,136
10,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	10,503

		TOTAL	121,654

		Capital Goods - Environmental--1.7%
100,000		Waste Management Inc., Sr. Note, 7.00%, 10/1/2004	101,221

		Communications - Media & Cable--1.7%
50,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	54,010
10,000		Comcast Corp., 6.375%, 1/30/2006	10,505
35,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	37,519

		TOTAL	102,034

		Communications - Media Noncable--2.0%
50,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	59,221
50,000		Univision Communications, Inc., 7.85%, 7/15/2011	57,740

		TOTAL	116,961

		Communications - Telecom Wireless--0.6%
33,000		Tritel PCS, Inc., Sr. Sub. Note, 10.375%, 1/15/2011	37,702

		Communications - Telecom Wirelines--1.0%
10,000	[1]	KT Corp., Note, 5.875%, 6/24/2014	9,929
35,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	36,927
10,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	9,757

		TOTAL	56,613

		Consumer Cyclical - Automotive--4.4%
20,000	[2]	Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	19,118
50,000	[2]	Ford Motor Credit Co., 7.00%, 10/1/2013	50,558
50,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	52,567
20,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	20,257
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--continued
$65,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	$66,657
50,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	52,388

		TOTAL	261,545

		Consumer Cyclical - Entertainment--0.4%
10,000	[1]	International Speedway Corp., 5.40%, 4/15/2014	9,832
10,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	10,910

		TOTAL	20,742

		Consumer Cyclical - Retailers--0.2%
10,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	10,747

		Consumer Non-Cyclical - Consumer Products--0.2%
10,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	10,697

		Consumer Non-Cyclical - Pharmaceuticals--0.3%
10,000	[2]	AstraZeneca PLC, 5.40%, 6/1/2014	10,183
10,000		Wyeth, 6.50%, 2/1/2034	9,470

		TOTAL	19,653

		Consumer Non-Cyclical - Tobacco--0.2%
10,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	10,320

		Energy - Independent--0.4%
10,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	10,766
10,000	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	9,828

		TOTAL	20,594

		Energy - Integrated--2.1%
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	113,604
10,000	[1]	Statoil ASA, 5.125%, 4/30/2014	9,873

		TOTAL	123,477

		Energy - Refining--0.5%
25,000		Valero Energy Corp., 7.50%, 4/15/2032	27,855

		Financial Institution - Banking--3.5%
100,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	102,459
100,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	104,100

		TOTAL	206,559

		Financial Institution - Brokerage--2.9%
50,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	47,397
15,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	16,351
100,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	106,482

		TOTAL	170,230

		Financial Institution - Insurance - Life--1.0%
50,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	61,645

		Financial Institution - REITs--0.9%
50,000		EOP Operating LP, 8.375%, 3/15/2006	54,204

		Foreign-Local Government--0.4%
20,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	21,863

		Sovereign--0.8%
20,000		KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007	19,649
25,000	[2]	United Mexican States, 6.625%, 3/3/2015	24,875

		TOTAL	44,524

		Technology--0.2%
10,000		IBM Corp., Deb., 8.375%, 11/1/2019	12,537

Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Transportation - Services--0.7%
$15,000	[1]	FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	$14,605
25,000		Hertz Corp., 4.70%, 10/2/2006	25,286

		TOTAL	39,891

		Utility - Electric--0.4%
15,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	15,768
10,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	9,444

		TOTAL	25,212

		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,792,159)	1,823,978

		GOVERNMENT AGENCIES--9.4%
247,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	260,180
50,000		Federal National Mortgage Association, Note, 2.150%, 7/28/2006	49,086
250,000		Federal National Mortgage Association, Note, 2.50%, 8/11/2006	246,990

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $540,319)	556,256

		MORTGAGE-BACKED SECURITIES--22.4%
386,595		Federal Home Loan Mortgage Corp., Pool A10978, 5.50%, 7/1/2033	385,679
70,310		Federal Home Loan Mortgage Corp., Pool C48271, 7.00%, 2/1/2031	74,234
188,806		Federal National Mortgage Association, Pool 656338, 5.00%, 12/1/2017	189,478
403,176		Federal National Mortgage Association, Pool 666953, 6.00%, 11/1/2032	412,397
164,739		Government National Mortgage Association, Pool 596720, 6.50%, 11/15/2032	172,193
73,291		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	80,653

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,334,573)	1,314,634

		U.S. TREASURY--20.1%
295,000		United States Treasury Bond, 5.375%, 2/15/2031	298,180
200,000		United States Treasury Bond, 6.25%, 8/15/2023	221,626
580,000		United States Treasury Bond, 12.75%, 11/15/2010	660,475

		TOTAL U.S. TREASURY (IDENTIFIED COST $1,223,878)	1,180,281

		MUTUAL FUND--9.4%
72,795	[3]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $559,031)	552,510

		REPURCHASE AGREEMENTS--7.4%
$326,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.600%, dated 6/30/2004, to be repurchased at $326,015 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236 (at amortized cost)	326,000
108,000		Interest in $1,000,000,000 joint repurchase agreement with UBS Securities LLC, 1.550%, dated 6/30/2004, to be repurchased at $108,005 on 7/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 5/20/2034, collateral market value $1,030,001,251 (at amortized cost) (held as collateral for securities lending)	108,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	434,000

		TOTAL INVESTMENTS--100.7% (IDENTIFIED COST $5,949,191)[4]	5,913,733

		OTHER ASSETS AND LIABILITIES - NET--(0.7)%	(42,362)

		TOTAL NET ASSETS--100%	$5,871,371

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At June 30, 2004, these securities amounted to $104,203 which represents 1.8% of net assets.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $5,977,901.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronym is used throughout this portfolio:

REITs	-Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value, including $552,510 of investments in affiliated issuers (Note 5) and $104,734 of securities loaned (identified cost $5,949,191)		$5,913,733
Cash		10,635
Income receivable		65,082
Prepaid expenses		5,355

TOTAL ASSETS		5,994,805

Liabilities:
Payable for shares redeemed	$3,208
Payable for investments purchased	9,865
Payable on collateral due to broker	108,000
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	2,361

TOTAL LIABILITIES		123,434

Net assets for 595,445 shares outstanding		$5,871,371

Net Assets Consist of:
Paid-in capital		$6,553,088
Net unrealized depreciation of investments		(35,458)
Accumulated net realized loss on investments		(770,916)
Undistributed net investment income		124,657

TOTAL NET ASSETS		$5,871,371

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,871,371 ÷ 595,445 shares outstanding, no par value, unlimited shares authorized		$9.86

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends (received from affiliated issuers) (Note 5)			$38,916
Interest (including income on securities loaned of $6)			122,072

TOTAL INCOME			160,988

Expenses:
Investment adviser fee (Note 5)		$25,113
Administrative personnel and services fee (Note 5)		74,591
Custodian fees		1,531
Transfer and dividend disbursing agent fees and expenses (Note 5)		8,518
Directors'/Trustees' fees		418
Auditing fees		7,092
Legal fees		2,513
Portfolio accounting fees		21,143
Printing and postage		10,124
Insurance premiums		4,592
Miscellaneous		356

TOTAL EXPENSES		155,991

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(25,113)
Waiver of administrative personnel and services fee	(12,403)
Reimbursement of other operating expenses	(93,218)

TOTAL WAIVERS AND REIMBURSEMENTS		(130,734)

Net expenses			25,257

Net investment income			135,731

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(72,295)
Net change in unrealized appreciation of investments			(43,529)

Net realized and unrealized loss on investments			(115,824)

Change in net assets resulting from operations			$19,907

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$135,731	$274,810
Net realized gain (loss) on investments	(72,295)	78,852
Net change in unrealized appreciation/depreciation of investments	(43,529)	(173,361)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,907	180,301

Distributions to Shareholders:
Distributions from net investment income	(259,899)	(997)

Share Transactions:
Proceeds from sale of shares	560,663	2,493,991
Net asset value of shares issued to shareholders in payment of distributions declared	259,897	997
Cost of shares redeemed	(603,798)	(1,738,457)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	216,762	756,531

Change in net assets	(23,230)	935,835

Net Assets:
Beginning of period	5,894,601	4,958,766

End of period (including undistributed net investment income of $124,657 and $248,825, respectively)	$5,871,371	$5,894,601

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, (other fixed-income and asset-backed securities) and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of June 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$104,734	$108,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004	Year Ended 12/31/2003

Shares sold	55,887	248,352
Shares issued to shareholders in payment of distributions declared	25,912	101
Shares redeemed	(60,279)	(173,515)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	21,520	74,938

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $5,977,901. The net unrealized depreciation of investments for federal tax purposes was $64,168. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $67,929 and net unrealized depreciation from investments for those securities having an excess of cost over value of $132,097.

At December 31, 2003, the Fund had a capital loss carryforward of $655,609 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated High Income Bond Fund II which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and amounted to $38,916.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. (FGIMC), FGIMC receives an allocable portion of the Fund's investment adviser fee. Such allocation is based on the amount of foreign securities which FGIMC manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., (FSC), the principal distributor, from the daily net assets of the Fund's Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$392,648

Sales	$387,667

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Total Return Bond Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916868

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

25670 (8/04)

Federated Investors
World-Class Investment Manager

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2004

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2004		2003 [1]	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.44		$7.52	$10.37	$12.44	$14.35	$15.27
Income From Investment Operations:
Net investment income	0.30		0.32 [2]	0.47	0.47 [3]	0.39	0.42
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.28)		1.11	(2.85)	(2.14)[3]	(1.59)	(0.23)

TOTAL FROM INVESTMENT OPERATIONS	0.02		1.43	(2.38)	(1.67)	(1.20)	0.19

Less Distributions:
Distributions from net investment income	(0.37)		(0.51)	(0.47)	(0.40)	(0.43)	(0.37)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--	--	--	(0.28)	(0.74)

TOTAL DISTRIBUTIONS	(0.37)		(0.51)	(0.47)	(0.40)	(0.71)	(1.11)

Net Asset Value, End of Period	$8.09		$8.44	$ 7.52	$10.37	$12.44	$14.35

Total Return[4]	0.26%		20.67%	(23.95)%	(13.72)%	(8.95)%	1.69%

Ratios to Average Net Assets:

Expenses	0.97	%[5],[6]	1.02%[5]	1.02%[5]	0.92%[5]	0.91%	0.94%

Net investment income	6.31%[6]		4.18%	4.90%	3.86%[3]	2.95%	3.20%

Expense waiver/reimbursement[7]	0.17%[6]		0.08%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$75,947		$82,602	$85,419	$138,270	$175,215	$187,666

Portfolio turnover	35%		145%	118%	97%	107%	119%

1 During the year ended December 31, 2003, the investment strategy of the fund transitioned from an equity only, utility sector fund to a diversified income fund with both stocks and bonds. The equity portion of the fund is invested in a diversified portfolio that focuses on value stocks that provide above-average dividend income with market participation. The fixed income portion of the fund is invested in a high-yielding debt portfolio.

2 Based on average shares outstanding.

3 Effective January 1, 2001 the Fund adopted the provisions of the American Institute of Certified Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, or on the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

5 This expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.95%, 0.98%, 1.01%, and 0.91% for the six months ended June 30, 2004, the years ended December 31, 2003, December 31, 2002, and December 31, 2001, respectively, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

June 30, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--43.0%
		Consumer Discretionary--3.8%
6,700		Black & Decker Corp.	$416,271
25,200		Delphi Auto Systems Corp.	269,136
3,300		Harrah's Entertainment, Inc.	178,530
27,400		Limited, Inc.	512,380
20,200		Mattel, Inc.	368,650
2,900		May Department Stores Co.	79,721
5,900		Maytag Corp.	144,609
15,700		Newell Rubbermaid, Inc.	368,950
23,900		Pearson PLC, ADR	298,272
4,400		Regal Entertainment Group	79,640
10,300		Tupperware Corp.	200,129

		TOTAL	2,916,288

		Consumer Staples--3.5%
11,700		Albertsons, Inc.	310,518
8,200		Altria Group, Inc.	410,410
7,200		Coca-Cola Co.	363,456
5,700		Kimberly-Clark Corp.	375,516
31,500		Loews-Carolina Group	773,325
12,400		Sara Lee Corp.	285,076
4,400		Unilever PLC, ADR	174,988

		TOTAL	2,693,289

		Energy--2.6%
13,700		BP Amoco PLC, ADR	733,909
3,100		ChevronTexaco Corp.	291,741
12,700		Exxon Mobil Corp.	564,007
1,800		Royal Dutch Petroleum Co., ADR	93,006
2,900		Total SA, ADR, Class B	278,632

		TOTAL	1,961,295

		Financials--13.6%
23,800		Allstate Corp.	1,107,890
22,700		Amvescap PLC, ADR	315,530
11,007		Bank of America Corp.	931,412
9,600		Barclays Bank PLC, London, ADR	334,656
31,400		Citigroup, Inc.	1,460,100
6,500		Comerica, Inc.	356,720
3,500		Fannie Mae	249,760
9,800		Friedman, Billings, Ramsey Group, Inc., Class A	193,942
16,800		J.P. Morgan Chase & Co.	651,336
20,200		Lloyds TSB Group PLC, ADR	643,976
13,000		MBNA Corp.	335,270
7,300		Montpelier Re Holdings Ltd.	255,135
10,300		Morgan Stanley	543,531
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
9,700		Nationwide Financial Services, Inc., Class A	$364,817
9,900		Sun Life Financial Services of Canada	286,506
10,700		Trizec Properties, Inc.	173,982
56,300		U.S. Bancorp	1,551,628
9,100		Wells Fargo & Co.	520,793

		TOTAL	10,276,984

		Healthcare--3.9%
6,300		Abbott Laboratories	256,788
7,400		Bristol-Myers Squibb Co.	181,300
4,400		GlaxoSmithKline PLC, ADR	182,424
630	[1]	Hospira, Inc.	17,388
1,700		Johnson & Johnson	94,690
12,000		Merck & Co., Inc.	570,000
4,200		Novartis AG, ADR	186,900
41,100		Pfizer, Inc.	1,408,908
2,400		Wyeth	86,784

		TOTAL	2,985,182

		Industrials--4.2%
1,500		Avery Dennison Corp.	96,015
18,400		BAE Systems PLC, ADR	292,641
23,000		General Electric Co.	745,200
5,300		Honeywell International, Inc.	194,139
5,900		Lockheed Martin Corp.	307,272
4,800		Quebecor World, Inc.	105,504
4,000		SPX Corp.	185,760
7,800		ServiceMaster Co.	96,096
4,200		Union Pacific Corp.	249,690
3,800		United Parcel Service, Inc.	285,646
21,000		Waste Management, Inc.	643,650

		TOTAL	3,201,613

		Materials--2.6%
7,500		Akzo Nobel NV, ADR	279,375
3,800		Anglo American PLC, ADR	79,306
7,900		Ciba Specialty Chemical AG, ADR	285,506
12,700		Du Pont (E.I.) de Nemours & Co.	564,134
2,200		Freeport-McMoRan Copper & Gold, Inc., Class B	72,930
3,700		Great Lakes Chemical Corp.	100,122
2,000		Martin Marietta Materials	88,660
8,000		Packaging Corp. of America	191,200
2,500		Praxair, Inc.	99,775
7,200		Stora Enso Oyj, ADR	97,776
4,700		UPM - Kymmene OY, ADR	89,817

		TOTAL	1,948,601

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Telecommunication Services--5.2%
23,100		AT&T Corp.	$337,953
8,300		BCE, Inc.	166,332
22,400		BellSouth Corp.	587,328
5,700		China Mobile Hong Kong Ltd., ADR	86,412
39,300		SBC Communications, Inc.	953,025
9,400		Sprint Corp. (FON Group)	165,440
13,200		TDC A/S, ADR	216,480
8,600		Telefonica Moviles, SA, ADR	90,988
2,600		Telefonos de Mexico, Class L, ADR	86,502
24,800		Telstra Corp. Ltd., ADR	438,464
23,300		Verizon Communications	843,227

		TOTAL	3,972,151

		Utilities--3.6%
10,100		DPL, Inc.	196,142
7,900		Duke Energy Corp.	160,291
5,100		Endesa S.A., ADR	96,543
21,000		Exelon Corp.	699,090
18,200		National Grid Group PLC, ADR	712,894
4,100		PPL Corp.	188,190
14,300		Pinnacle West Capital Corp.	577,577
4,000		Suez SA, ADR	84,280

		TOTAL	2,715,007

		TOTAL COMMON STOCKS (IDENTIFIED COST $30,135,499)	32,670,410

		CORPORATE BONDS--9.9%
		Basic Industry - Paper--0.4%
$250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	291,250

		Brewing--0.6%
400,000	[2]	Bavaria, Series 144A, 8.875%, 11/01/2010	411,000

		Broadcast Radio & TV--0.5%
400,000		Grupo Televisa S.A., Sr. Note, 8.5%, 3/11/2032	405,000

		Cable & Wireless Television--0.1%
83,072		Innova S De R.L., Sr. Note, 12.875%, 4/01/2007	83,903

		Capital Goods - Diversified Manufacturing--0.4%
300,000	[2]	Hutchison Whampoa Ltd., 6.5%, 2/13/2013	300,816

		Capital Goods - Environmental--0.4%
300,000		USA Waste Services Ins, Sr. Note, 7.125%, 10/01/2007	329,064

		Communications - Media & Cable--0.6%
185,000		British Sky Broadcasting Group PLC, 8.2%, 7/15/2009	213,374
250,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	267,993

		TOTAL	481,367

		Communications - Media Noncable--0.4%
250,000		Univision Communications, Inc., 7.85%, 7/15/2011	288,698

		Communications - Telecom Wireless--0.4%
300,000		AT&T Wireless Services, Sr. Note, 7.35%, 3/01/2006	320,859

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--1.2%
$300,000		CenturyTel, Inc., 8.375%, 10/15/2010	$345,012
250,000		Citizens Communications, 9%, 8/15/2031	244,385
300,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	316,518

		TOTAL	905,915

		Consumer Cyclical - Automotive--0.4%
300,000		General Motors Acceptance, 6.875%, 9/15/2011	308,343

		Consumer Cyclical - Entertainment--0.4%
300,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	327,312

		Consumer Non -- Cyclical Consumer Products--0.1%
100,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/01/2005	106,966

		Consumer Non -- Cyclical Tobacco--0.1%
45,000		Philip Morris, Note, 6.375%, 2/1/2006	46,439

		Container & Glass Products--0.4%
300,000	[2]	Vitro SA, Note, Series 144A, 11.75%, 11/01/2013	276,000

		Financial Institution - Banking--0.4%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	331,299

		Financial Institution - Brokerage--0.4%
300,000		Waddell & Reed Financial, Inc., 7.5%, 1/18/2006	319,446

		Financial Institution - Insurance - P&C--0.4%
300,000	[2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	296,127

		Financial Institution - REITs--0.5%
110,000		EOP Operating LP, 8.375%, 3/15/2006	119,248
300,000		Rouse Co., 5.375%, 11/26/2013	290,322

		TOTAL	409,570

		Foreign-Local-Government--0.2%
100,000		Hydro Quebec, Sr. Deb., 6.3%, 5/11/2011	109,315

		Oil & Gas--1.0%
200,000	[2]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	194,500
220,000	[2]	Gazprom, Note, Series 144A, 9.625%, 3/01/2013	228,030
350,000	[2]	Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/01/2017	313,250

		TOTAL	735,780

		Steel--0.3%
275,000	[2]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	246,812

		Telecommunications & Cellular--0.3%
200,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	220,500

		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,387,684)	7,551,781

		GOVERNMENTS/AGENCIES--14.0%
		Sovereign--14.0%
1,300,000		Brazil, Government of, 14.5%, 10/15/2009	1,511,250
950,000		Brazil, Government of, Note, 12%, 4/15/2010	1,002,725
400,000		Colombia, Government of, 10.75%, 1/15/2013	427,000
500,000		Colombia, Republic of, Bond, 8.125%, 5/21/2024	406,250
21,500,000		Mexico Fixed Rate, Bond, Series MI10, 8%, 12/19/2013	1,586,437
370,000		Peru, Government of, Note, 9.875%, 2/06/2015	386,650
300,000		Philippines, Government, 9.875%, 1/15/2019	299,250
Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$450,000		Philippines, Government, Note, 8.25%, 1/15/2014	$426,375
1,030,000		Russia, Government of, Series REGS, 8.25%, 3/31/2010	1,111,679
1,600,000		Russia, Government of, Unsub., Series REGS, 3/31/2030	1,463,600
500,000		Turkey, Government of, 11%, 1/14/2013	550,000
750,000		Turkey, Government of, 9.5%, 1/15/2014	763,125
300,000		Venezuela, Government of, 10.75%, 9/19/2013	295,800
200,000		Venezuela, Government of, 9.375%, 1/13/2034	168,500
250,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	212,625

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $11,425,507)	10,611,266

		MORTGAGE-BACKED SECURITIES--2.7%
		Agency--0.8%
622,137		Federal National Mortgage Association Pool 713833, 5.500%, 15 Year, 10/1/2018	637,068

		Federal Home Loan Mortgage Corp.--1.9%
959,178		Federal Home Loan Mortgage Corp. Pool A13833, 5.500%, 30 Year, 9/1/2033	956,904
483,998		Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033	469,541

		TOTAL	1,426,445

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,080,243)	2,063,513

		PREFERRED STOCKS--2.0%
		Consumer Discretionary--1.1%
5,500		Boise Cascade Corp., Conv. Pfd., $3.75, Annual Dividend	290,125
18,100		General Motors Corp., Conv. Pfd., Series C, $1.5625, Annual Dividend	525,624

		TOTAL	815,749

		Financials--0.1%
1,600		Washington Mutual, Inc., Conv. Pfd., $2.6875, Annual Dividend	86,481

		Information Technology--0.1%
1,900		Motorola, Inc., Conv. Pfd., $3.50, Annual Dividend	93,822

		Telecommunication Services--0.6%
8,700		Alltel Corp., DECS, $3.875, Annual Dividend	436,392

		Utilities--0.1%
1,900		American Electric Power, DECS, $4.625, Annual Dividend	83,695

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,304,987)	1,516,139

		U.S. TREASURY--3.3%
		Treasury Securities--3.3%
1,290,000		United States Treasury Bond, 10.750%, 8/15/2005	1,411,944
1,024,000		United States Treasury Bond, 11.625%, 11/15/2004	1,062,277

		TOTAL U.S. TREASURY (IDENTIFIED COST $2,720,105)	2,474,221

		PURCHASED PUT OPTIONS--0.0%
1,172,770	[2]	Deutsch Brazil C put (Put-Option) Strike Price 90.375; Expiration Date 16 Sept 2004 (CALL-Option) Strike Price:90.375; Expiration Date:16-Jul-2004 (IDENTIFIED COST $44,565)	26,974

		MUTUAL FUND--23.2%
2,316,811	[3]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $16,993,252)	17,584,599

Principal Amount			Value
		REPURCHASE AGREEMENT--1.0%
$723,000		Interest in $500,000,000 joint repurchase with Greenwich Capital Markets, Inc., 1.600%, dated 6/30/2004, to be repurchased at $723,032 on 7/1/2004 collateralized by U.S. Government Agency Obligations with various maturities to 6/16/2044, collateral market value $515,002,236 (AT AMORTIZED COST)	$723,000

		TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $72,814,842)[4]	75,221,903

		OTHER ASSETS AND LIABILITIES - NET--0.9%	724,800

		TOTAL NET ASSETS--100%	$75,946,703

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under Federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At June 30, 2004, these securities amounted to $2,293,509 which represents 3.0% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $72,814,842.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value including $17,584,599 of investments in affiliated issuers (Note 5) (identified cost $72,814,842)		$75,221,903
Cash		1,499
Income receivable		697,751
Receivable for shares sold		72,124
Prepaid expenses		15,890

TOTAL ASSETS		76,009,167

Liabilities:
Payable for shares redeemed	$58,406
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	4.030
Payable for Directors'/Trustees' fees	28

TOTAL LIABILITIES		62,464

Net assets for 9,387,478 shares outstanding		$75,946,703

Net Assets Consist of:
Paid-in capital		$137,816,424
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		2,405,406
Accumulated net realized loss on investments, options and foreign currency transactions		(66,799,873)
Undistributed net investment income		2,524,746

TOTAL NET ASSETS		$75,946,703

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$75,946,703 ÷ 9,387,478 shares outstanding, no par value, unlimited shares authorized		$8.09

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends (including $1,309,570 received from affiliated issuer (Note 5) and net of foreign taxes withheld of $19,335)			$2,057,866
Interest (net of foreign taxes withheld of $876)			847,474

TOTAL INCOME			2,905,340

Expenses:
Investment adviser fee (Note 5)		$298,795
Administrative personnel and services fee (Note 5)		74,591
Custodian fees		7,499
Transfer and dividend disbursing agent fees and expenses (Note 5)		8,577
Directors'/Trustees' fees		581
Auditing fees		7,100
Legal fees		2,568
Portfolio accounting fees		22,793
Share registration costs		5
Printing and postage		23,759
Insurance premiums		4,182
Miscellaneous		1,034

TOTAL EXPENSES		451,484

Waiver, Reimbursement and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(53,762)
Waiver of administrative personnel and services fee (Note 5)	(12,034)
Fees paid indirectly from directed brokerage arrangements	(6,048)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(71,844)

Net expenses			379,640

Net investment income			2,525,700

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions			4,189,326
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency			(6,518,112)

Net realized and unrealized loss on investments, options and foreign currency transactions			(2,328,786)

Change in net assets resulting from operations			$196,914

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2004	Year Ended 12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,525,700	$3,291,792
Net realized gain on investments, options and foreign currency transactions	4,189,326	1,064,903
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(6,518,112)	10,085,299

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	196,914	14,441,994

Distributions to Shareholders:
Distributions from net investment income	(3,549,513)	(5,128,885)

Share Transactions:
Proceeds from sale of shares	3,303,797	12,686,779
Net asset value of shares issued to shareholders in payment of distributions declared	3,549,512	5,128,883
Cost of shares redeemed	(10,155,649)	(29,946,013)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,302,340)	(12,130,351)

Change in net assets	(6,654,939)	(2,817,242)

Net Assets:
Beginning of period	82,601,642	85,418,884

End of period (including undistributed net investment income of $2,524,746 and $3,548,559, respectively)	$75,946,703	$82,601,642

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2004 (unaudited)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

Effective May 1, 2003, the Fund changed its name from Federated Utility Fund II to Federated Capital Income Fund II.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2004, the Fund had no outstanding foreign currency commitments.

Written Option Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and premium received. For the six months ended June 30, 2004, the Fund had no outstanding written option contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investment in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is in cash or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. As of June 30, 2004, the Fund had no outstanding securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2004	Year Ended 12/31/2003
Shares sold	396,673	1,690,727
Shares issued to shareholders in payment of distributions declared	436,057	754,247
Shares redeemed	(1,231,352)	(4,011,967)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(398,622)	(1,566,993)

4. FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $72,814,842. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting form changes in foreign currency exchange rates, was $2,407,061. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,424,131 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,017,070.

At December 31, 2003, the Fund had a capital loss carryforward of $70,033,643 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$19,839,666

2009	$16,049,079

2010	$34,144,898

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA) the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated High Income Bond Fund II, which is managed by the Fund's Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investment in this fund are recorded as income in the accompanying financial statements and totaled $1,309,570 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2004, the Fund did not incur a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turns pays a portion of the Fund's operating expenses. For the six months ended June 30, 2004, the Fund's expenses were reduced by $6,048 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases	$26,821,739

Sales	$29,712,628

7. RISKS OF FOREIGN INVESTING

The Fund invests in securities of non-U.S. issuers. The political or economic development within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 2004, the diversification of non-U.S. countries was as follows:

Country	Percentage of Net Assets
Australia	0.6%
Bermuda	0.3%
Brazil	3.7%
Canada	0.9%
China	0.4%
Colombia	1.6%
Denmark	0.3%
Finland	0.3%
France	0.5%
Hong Kong	0.1%
Mexico	3.2%
Netherlands	0.5%
Peru	0.5%
Philippines	1.2%
Puerto Rico	0.4%
Russia	4.0%
Spain	0.3%
Switzerland	0.6%
Turkey	1.7%
United Kingdom	5.3%
Venezuela	1.7%

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's Internet site. Go to www.federatedinvestors.com; select "Products"; open the "Variable Annuities" section, then select the link to "sec.gov" to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Capital Income Fund II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313916108

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00433-03 (8/04)

Item 2.        Code of Ethics

               Not Applicable

Item 3.        Audit Committee Financial Expert

               Not Applicable

Item 4.        Principal Accountant Fees and Services

               Not Applicable

Item 5.        Audit Committee of Listed Registrants

               Not Applicable

Item 6.        Schedule of Investments

               Not Applicable

Item 7.        Disclosure of Proxy Voting Policies and Procedures for
               Closed-End Management Investment Companies

               Not Applicable

Item 8.        Purchases of Equity Securities by Closed-End Management
               Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

               Not Applicable

Item 10.       Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 11.       Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Insurance Series

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           August 25, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           August 25, 2004

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           August 25, 2004